As filed with the Securities and Exchange Commission on November 26, 2014

  File No. 033-09504
  File No. 811-04878

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933

  POST-EFFECTIVE AMENDMENT NO. 98

  AND

  REGISTRATION STATEMENT UNDER THE

  INVESTMENT COMPANY ACT OF 1940

  AMENDMENT NO. 100

  SEI INSTITUTIONAL MANAGED TRUST

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(610) 676-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Copies to:

Timothy W. Levin, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

  ☐  immediately upon filing pursuant to paragraph (b)
  ☐  on [date] pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☒  on January 31, 2015 pursuant to paragraph (a)(1)
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2) of rule 485.

  If appropriate check the following box:

  ☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SEI INSTITUTIONAL MANAGED TRUST

Class A Shares

PROSPECTUS

[January 31, 2015]

TAX-MANAGED SMALL/MID CAP FUND (STMSX)

CORE FIXED INCOME FUND (TRLVX)

HIGH YIELD BOND FUND (SHYAX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

The information in this prospectus is not complete and may be changed.  The Trust may not sell these securities until the amendment to the registration statement filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion.  Preliminary Prospectus dated November 26, 2014.

SEI INSTITUTIONAL MANAGED TRUST

About This Prospectus

FUND SUMMARY
TAX-MANAGED SMALL/MID CAP FUND	1
CORE FIXED INCOME FUND	5
HIGH YIELD BOND FUND	10
Purchase and Sale of Fund Shares	14
Tax Information	14
Payments to Broker-Dealers and Other Financial Intermediaries	14
MORE INFORMATION ABOUT INVESTMENTS	14
MORE INFORMATION ABOUT RISKS	15
Risk Information Common to the Funds	15
More Information About Principal Risks	15
GLOBAL ASSET ALLOCATION	23
MORE INFORMATION ABOUT THE FUNDS’ BENCHMARK INDICES	23
INVESTMENT ADVISER AND SUB-ADVISERS	24
Information About Fee Waivers	25
Sub-Advisers and Portfolio Managers	25
Legal Proceedings	29
PURCHASING, EXCHANGING AND SELLING FUND SHARES	29
HOW TO PURCHASE FUND SHARES	30
Pricing of Fund Shares	30
Frequent Purchases and Redemptions of Fund Shares	32
Foreign Investors	33
Customer Identification and Verification and Anti-Money Laundering Program	33
HOW TO EXCHANGE YOUR FUND SHARES	33
HOW TO SELL YOUR FUND SHARES	33
Receiving Your Money	34
Redemptions in Kind	34
Suspension of Your Right to Sell Your Shares	34
Redemption Fee	34
Telephone Transactions	34
DISTRIBUTION AND SERVICE OF FUND SHARES	35
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	35
DIVIDENDS, DISTRIBUTIONS AND TAXES	35
Dividends and Distributions	35
Taxes	35
FINANCIAL HIGHLIGHTS	37
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

TAX-MANAGED SMALL/MID CAP FUND

Fund Summary

Investment Goal

High long-term after-tax returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Acquired Fund Fees and Expenses (AFFE)	XX	%
Total Annual Fund Operating Expenses	XX	%†

† The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Tax-Managed Small/Mid Cap Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Tax-Managed Small/Mid Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and medium capitalization companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between approximately $XX million and $XX billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 2500 Index are subject to change. The Fund’s investments in equity securities may include common and preferred stocks, warrants and, to a lesser extent, real estate investment trusts (REITs), exchange-traded funds (ETFs) and securities of large capitalization companies.

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The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation, the Fund’s adviser (SIMC or the Adviser). In managing its portion of the Fund’s assets, each Sub-Adviser generally applies a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell-side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

The Fund seeks to manage the impact of taxes through the use of a Sub-Adviser that acts as an overlay manager implementing the portfolio recommendations of the Sub-Advisers. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser’s recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the other Sub-Advisers, with the weighting of each Sub-Adviser’s model in the total portfolio determined by SIMC. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, with limited authority to vary from such aggregation, primarily for the purpose of seeking efficient tax management of the Fund’s securities transactions. The overlay manager may also, to a lesser extent, deviate from such aggregation for the purposes of risk management and transaction cost management. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Investment Style Risk — The risk that small or medium capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Taxation Risk — The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not

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a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten calendar years and by showing how the Fund’s average annual returns for 1, 5 and 10 years, and since the Fund’s inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2005	6.84%
2006	12.34%
2007	1.65%
2008	-41.16%
2009	35.78%
2010	24.07%
2011	-4.41%
2012	15.17%
2013	38.68%
2014	XX %

Best Quarter	Worst Quarter
XX%	XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns (for the periods ended December 31, 2014)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Managed Small/Mid Cap Fund — Class A	1 Year		5 Years		10 Years		Since Inception* (10/31/2000)
Return Before Taxes	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%	XX	%	XX	%
Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%	XX	%	XX	%

* Index returns are shown from October 31, 2000.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser

AllianceBernstein L.P.	Bruce K. Aronow, CFA N. Kumar Kirpalani, CFA Samantha S. Lau, CFA Wen-Tse Tseng	Since 2011 Since 2011 Since 2011 Since 2011	Team Leader and Portfolio Manager/Analyst Portfolio Manager/Analyst Portfolio Manager/Analyst Portfolio Manager/Analyst

J.P. Morgan Investment Management Inc.	Timothy Parton, CFA	Since 2013	Managing Director, Portfolio Manager

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Lee Munder Capital Group, LLC	R. Todd Vingers, CFA Donald Cleven, CFA	Since 2009 Since 2009	Portfolio Manager Portfolio Manager

Parametric Portfolio Associates LLC	David Stein Thomas Seto	Since 2005 Since 2005	Chief Investment Officer Lead Portfolio Manager, Managing Director of Portfolio Management

Wellington Management Company, LLP	Steven C. Angeli, CFA	Since 2009	Senior Vice President and Equity Portfolio Manager

William Blair & Company L.L.C.	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 2010 Since 2010 Since 2010	Portfolio Manager Portfolio Manager Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page XX of this prospectus.

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CORE FIXED INCOME FUND

Fund Summary

Investment Goal

Current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.60%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.28%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Acquired Fund Fees and Expenses (AFFE)	XX	%
Total Annual Fund Operating Expenses	XX	%†

† The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Core Fixed Income Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will invest primarily in investment and non-investment grade (junk bond) U.S. and foreign corporate and government fixed income securities, including emerging market, asset-backed securities and mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency. The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation, the Fund’s adviser (SIMC or the Adviser). Sub-Advisers are selected for their expertise in

5

managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline.

The Fund may also invest in futures contracts, forward contracts, options and swaps for speculative or hedging purposes. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage the Fund’s yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

The Sub-Advisers may also engage in currency transactions using futures and foreign currency forward contracts either to seek to hedge the Fund’s currency exposure or to enhance the Fund’s returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-). However, the Fund may also invest in non-rated securities or securities rated below investment grade (BB+, B and CCC).

The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

While each Sub-Adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market, as represented by the Barclays U.S. Aggregate Bond Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The dollar-weighted average duration of the Barclays U.S. Aggregate Bond Index varies significantly over time, but as of December 31, 2014 it was XX years.

Principal Risks

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to its active positions in currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central

6

banks or supranational entities, or by the imposition of currency controls or other political developments in U.S. or abroad.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

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U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten calendar years and by showing how the Fund’s average annual returns for 1, 5 and 10 years, and since the Fund’s inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2005	2.18%
2006	4.55%
2007	4.04%
2008	-7.13%
2009	18.48%
2010	11.01%
2011	7.24%
2012	8.08%
2013	-1.56%
2014	XX %

Best Quarter	Worst Quarter
XX%	XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns (for the periods ended December 31, 2014)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Core Fixed Income Fund — Class A	1 Year		5 Years		10 Years		Since Inception* (5/1/1987)
Return Before Taxes	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%	XX	%	XX	%
Barclays U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%	XX	%	XX	%

* Index returns are shown from May 31, 1987.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser

Jennison Associates LLC	Thomas G. Wolfe	Since 2010	Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager
	Erik S. Brown, CFA	Since 2010	Managing Director and Fixed Income Portfolio Manager
	Richard A. Klemmer, CFA	Since 2010	Managing Director and Fixed Income Portfolio Manager
	Itai Lourie, CFA	Since 2010	Managing Director and Fixed Income Portfolio Manager
	Eric G. Staudt, CFA	Since 2012	Managing Director and Fixed Income Portfolio Manager
	Miriam Zussman	Since 2013	Managing Director and Fixed Income Portfolio Manager

Metropolitan West Asset Management LLC	Tad Rivelle	Since 2002	Chief Investment Officer and Generalist Portfolio Manager
	Laird Landmann	Since 2002	President and Generalist Portfolio Manager
	Stephen Kane, CFA	Since 2002	Managing Director and Generalist Portfolio Manager
	Jerry Cudzil	Since 2012	Managing Director, Head of U.S. Credit Trading
	Jamie Farnham	Since 2002	Director of Credit Research, Specialist Portfolio Manager
	Gino Nucci	Since 2004	Credit Trading Specialist, Specialist Portfolio Manager
	Bryan Whalen	Since 2004	Managing Director, Specialist Portfolio Manager
	Mitch Flack	Since 2002	Managing Director, Specialist Portfolio Manager

Wells Capital Management Incorporated	Tom O’Connor	Since 2003	Managing Director, Senior Portfolio Manager and Co-Head
	Troy Ludgood	Since 2004	Managing Director, Senior Portfolio Manager and Co-Head

Western Asset Management Company	Stephen A. Walsh	Since 1997	Co-Chief Investment Officer
	Carl L. Eichstaedt	Since 1997	Portfolio Manager
	Keith J. Gardner	Since 1997	Portfolio Manager and Head of Developing Markets
	Mark S. Lindbloom	Since 2005	Portfolio Manager
	Michael C. Buchanan	Since 2005	Portfolio Manager and Head of Credit

Western Asset Management Company Limited	Stephen A. Walsh	Since 2005	Co-Chief Investment Officer

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page XX of this prospectus.

9

HIGH YIELD BOND FUND

Fund Summary

Investment Goal

Total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.49%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Acquired Fund Fees and Expenses (AFFE)	XX	%
Total Annual Fund Operating Expenses	XX	%†

† The Fund incurred AFFE during the most recent fiscal year, and therefore operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
High Yield Bond Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, zero coupon obligations and tranches of collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs).

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation, the Fund’s adviser (SIMC or the Adviser). To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio. In managing the

10

Fund’s assets, the Sub-Advisers and, to the extent applicable, SIMC, seek to select securities that offer a high current yield as well as total return potential. The Fund’s securities seek to be diversified as to issuers and industries. The Fund’s average weighted maturity may vary, but will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.

As noted above, the Fund will invest primarily in securities rated BB, B, CCC, CC, C and D. However, it may also invest in non-rated securities or securities rated investment grade (AAA, AA, A and BBB). The Fund may also invest in exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund’s yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

Principal Risks

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower of the loan and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

CDOs and CLOs Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk—The Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is

11

the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that high yield fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten calendar years and by showing how the Fund’s average annual returns for 1, 5 and 10 years, and since the Fund’s inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2005	2.07%
2006	10.11%
2007	1.48%
2008	-30.55%

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2009	54.96%
2010	17.42%
2011	4.26%
2012	15.78%
2013	6.94%
2014	XX %

Best Quarter	Worst Quarter
XX%	XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns (for the periods ended December 31, 2014)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

High Yield Bond Fund — Class A	1 Year		5 Years		10 Years		Since Inception (1/11/1995)†
Return Before Taxes	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%	XX	%	XX	%
BofA Merrill Lynch U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%	XX	%	N/A

† The BofA Merrill Lynch U.S. High Yield Constrained Index Return for the “Since Inception” period is not provided since returns for the index are not available prior to 1996.

Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Adviser	Portfolio Manager	Experience with the Fund	Title with Adviser
SEI Investments Management Corporation	David S. Aniloff	Since 2005	Senior Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser

Ares Management LLC	Seth Brufsky	Since 2007	Portfolio Manager
	Americo Cascella	Since 2007	Portfolio Manager
	John Leupp	Since 2007	Portfolio Manager

Benefit Street Partners L.L.C.	Thomas Gahan	Since 2014	Chief Executive Officer
	Mike Paasche	Since 2014	Senior Managing Director

Brigade Capital Management, LLC	Donald E. Morgan III	Since 2009	Managing Partner

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust	Thomas H. Chow, CFA	Since 2012	Senior Vice President and Lead Portfolio Manager
	Paul A. Matlack	Since 2012	Senior Vice President, Strategist and Senior Portfolio Manager, Fixed Income

J.P. Morgan Investment Management Inc.	Robert Cook	Since 2005	Managing Director, Lead Portfolio Manager
	Thomas Hauser	Since 2005	Managing Director, Co-Lead Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page XX of this prospectus.

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Purchase and Sale of Fund Shares

The minimum initial investment for Class A Shares is $100,000 with minimum subsequent investments of $1,000, which may be waived at discretion of SIMC. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds’ transfer agent (the Transfer Agent) or the Funds’ authorized agent, using certain SEI Investments Company (SEI) proprietary systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds generally are taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds’ shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers, who manage portions of the Funds’ assets in a way that they believe will help the applicable Fund achieve its goals. SIMC acts as “manager of managers” for the Funds pursuant to an exemptive order obtained from the SEC and attempts to ensure that the Sub-Advisers comply with the investment policies and guidelines of the Funds to which they provide sub-advisory services. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds without submitting the sub-advisory agreements to a vote of the applicable Funds’ shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds’ Board of Trustees. In addition, SIMC may also directly manage a portion of the High Yield Bond Fund’s assets in a manner that it believes will help the Fund achieve its investment goals.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions; however, each Fund may also invest in other securities, use other strategies or engage in other investment practices. Each Fund may lend its securities to certain financial institutions in an attempt to earn additional income.

These investments and strategies, as well as those described in this prospectus, are described in more detail in the Funds’ Statement of Additional Information (SAI).

During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund’s objectives. In addition, for temporary defensive purposes, the Tax-Managed Small/Mid Cap Fund may invest all or a portion of its assets in common stocks of larger, more established companies and in investment grade fixed income securities. The Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

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MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers, as applicable, make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and/or the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Funds will be unable to possess and sell the underlying collateral and that the Funds’ recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Funds may suffer a loss if they cannot sell collateral quickly and receive the amount they are owed.

Bank Loans — Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the participation. When the Funds purchase assignments from lenders, the Funds will acquire direct rights against the borrower on the loan. The Funds may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Funds’ ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below Investment Grade Securities (Junk Bonds) — Below investment grade securities (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns, but there is no guarantee that an investment in these securities will result in a high rate of return.

CDOs and CLOs — CDOs and CLOs are types of asset-backed securities. CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to

15

collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Funds invest. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are discussed below. When a Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Commodity-Linked Securities — The Multi-Strategy Alternative Fund may invest in commodity-linked securities. Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equities will not necessarily reflect changes in the price of commodities. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. In fact, commodity-related equities may actually have a higher correlation to movement in equities than the commodity market.

Convertible Securities and Preferred Stocks — Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or are not rated and are subject to credit risk and prepayment risk, which are discussed below.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed below.

Corporate Fixed Income Securities — Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. The Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Credit-Linked Notes — Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments

16

from, and the issuer’s potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note’s par value upon maturity, unless the referred credit defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event. A Fund’s investments in credit-linked notes are indirectly subject to the risks associated with derivative instruments, which are described below, and may be illiquid.

Currency — Certain Funds take active positions in currencies, which involve different techniques and risk analyses than the Funds’ purchase of securities or other investments. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Funds if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges they have entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs

Depositary Receipts — American Depositary Receipts (ADRs) are dollar-denominated depositary receipts typically issued by a U.S. financial institution that evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. Global Depositary Receipts (GDRs) are similar to ADRs but represent shares of foreign-based corporations generally issued by international banks in one or more markets around the world. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities, which are described below. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading markets and GDRs, many of which represent shares issued by companies in emerging markets, may be more volatile. Depositary receipts may be sponsored or unsponsored. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers, and there may not be a correlation between such information and the market value of the depositary receipts.

Derivatives — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts, credit-linked notes and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Funds, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Funds to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Funds will cause the value of your investment in the Funds to decrease. Futures Risk, Options Risk, Forward Contracts Risk and Swap Agreements Risk are each discussed below in further detail.

Distressed Securities — The High Yield Bond Fund may invest in distressed securities. Distressed securities are debt securities or other securities or assets of companies or other assets experiencing financial distress, including bankruptcy. Distressed securities frequently do not produce income while they are outstanding and may require the High Yield Bond Fund to bear certain extraordinary expenses in order to protect and recover their investments. Distressed securities are at high risk for default. If a distressed issuer defaults, the Fund may experience legal difficulties and negotiations with creditors and other claimants. The Fund may recover none or only a small percentage of their investments or have a time lag between when an investment is made and when the value of the investment is realized. Distressed securities may be illiquid.

Equity Market — Because certain Funds will significantly invest in equity securities, those Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ securities may fluctuate drastically from day to day. Individual companies may

17

report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Exchange-Traded Products (ETPs) — The risks of owning interests of an ETP, such as an exchange-traded fund (ETF), exchange-traded note (ETN) or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer’s credit rating. By investing in an ETP, a Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Generally, ETNs are structured as senior, unsecured notes in which an issuer, such as a bank, agrees to pay a return based on the target commodity index less any fees. ETNs allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the NYSE) during normal trading hours. However, investors can also hold an ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced commodity. The value of an ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general, including the risk that a counterparty will fail to make payments when due or default.

Extension — Investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds may exhibit additional volatility.

Fixed Income Market — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets — Certain Funds may invest in foreign issuers, including issuers located in emerging market countries. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not

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necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Foreign Sovereign Debt Securities — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Forward Contracts — A forward contract, or a “forward”, involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for a Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Futures Contracts — Futures contracts, or “futures”, provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Funds may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous. The successful use of futures

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depends upon a variety of factors, particularly the ability of SIMC and the Sub-Advisers to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Hedged Strategies — Certain Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions. Although some of the Sub-Advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Sub-Advisers may use long-only strategies. The investment strategies employed by the Funds that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools the Sub-Advisers use to manage the Funds’ price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Interest Rate — Interest rate risk is the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company — Certain Funds may purchase shares of investment companies, such as open-end funds, ETFs and closed-end funds. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Certain closed-end funds are traded at market prices, which may vary from the net asset value of their underlying investments. In addition, a lack of liquidity in a closed-end fund could result in its value being more volatile than the underlying portfolio of securities. See also, “Exchange-Traded Products (ETPs),” above.

Investment Style — Investment style risk is the risk that a Fund’s investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds’ share prices and make the Funds’ returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations.

Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole.

Mortgage-Backed Securities — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the

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underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Funds’ mortgage-backed securities and, therefore, to assess the volatility risk of the Funds.

The privately issued mortgage-backed securities in which the Funds invest are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Funds and affect their share prices.

Options — An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Portfolio Turnover — Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment — Fund investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Reallocation — In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds. Because a large portion of the assets in the Funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through a Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also, indirectly, bear similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and

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may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (1940 Act).

Securities Lending — Each Fund may lend its securities to certain financial institutions in an attempt to earn additional income. The Funds may lend their portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund that lends its securities may pay lending fees to a party arranging the loan.

Short Sales — Short sales are transactions in which a Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. Because a borrowed security could theoretically increase in price without limitation, the loss associated with short selling is potentially unlimited. To the extent that the Fund reinvests proceeds received from selling securities short, it may effectively create leverage, which is discussed above. Pursuant to its particular investment strategy, a Sub-Adviser may have a net short exposure in the portfolio of assets allocated to the Sub-Adviser.

Small and Medium Capitalization Issuers — Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively).

Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If a Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs (as defined

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under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset it is attempting to replicate.

Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above.

U.S. Government Securities — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC or the Adviser) constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond Fund, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a Strategy may reduce the Strategy’s overall level of volatility.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC’s investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds. Since a large portion of the assets in the Funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUNDS’ BENCHMARK INDICES

The following information describes the various indices referred to in the Performance Information sections of this prospectus.

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The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500 Index is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment. The Russell 2500 Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set.

The BofA Merrill Lynch U.S. High Yield Constrained Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. The BofA Merrill Lynch U.S. High Yield Constrained Index is priced daily and revisions are effected monthly. The BofA Merrill Lynch U.S. High Yield Constrained Index reflects the reinvestment of dividends.

The Barclays U.S. Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least 1 year.

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC, in addition to the Sub-Advisers and portfolio managers listed below, acts as the adviser and portfolio manager for a portion the High Yield Bond Fund’s assets.

HIGH YIELD BOND FUND:

SIMC serves as the investment adviser to the High Yield Bond Fund. David S. Aniloff, CFA, may, to a limited extent, directly manage a portion of the assets in the High Yield Bond Fund in a manner that SIMC believes will help the High Yield Bond Fund achieve its investment goals. Mr. Aniloff joined SIMC in 2000 and currently serves as a senior portfolio manager on the Global High Yield Team. Mr. Aniloff was also a key developer of SIMC’s structured credit solutions and currently serves as co-portfolio manager with responsibility for security selection and portfolio construction. In addition, Mr. Aniloff has been integral in the development and implementation of SIMC’s proprietary structured credit monitoring technology. Mr. Aniloff also provides expertise and support for SIMC’s suite of Global High Yield Funds inclusive of manager evaluation and selection as well as risk management. Mr. Aniloff has held his current position with SIMC for more than 5 years.

In addition to serving as adviser and portfolio manager to a portion of the assets of the High Yield Bond Fund, SIMC acts as the manager of managers of each of the Funds and is responsible for the investment performance of the Funds since it allocates each Fund’s assets to one or more Sub-Advisers and recommends hiring or changing sub-advisers to the Board of Trustees. For those Funds for which SIMC serves as portfolio manager to all of the assets of the Fund, SIMC may, in the future, determine to act as a manager of manager with respect to some or all of the Fund’s assets and allocate Fund assets to one or more Sub-Advisers, upon approval from the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds’ investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

SIMC, a Securities and Exchange Commission (SEC) registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to all the Funds. SIMC makes investment decisions for the High Yield Bond Fund and continuously reviews, supervises and administers each Fund’s investment program. As of September 30, 2014, SIMC had approximately $XX billion in assets under management. For the fiscal year ended September 30, 2014, SIMC received investment advisory fees, as a percentage of each Fund’s average daily net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Tax-Managed Small/Mid Cap Fund	0.65%	XX	%
Core Fixed Income Fund	0.275%	XX	%
High Yield Bond Fund	0.4875%	XX	%

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[A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory and sub-advisory agreements is available in the Funds’ Semi-Annual Report, which covers the period from October 1, 2013 to March 31, 2014, and the Funds’ Annual Report, which covers the period October 1, 2013 through September 30, 2014.]

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA). The Trust and each Fund are therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a “commodity pool operator” under the CEA with respect to certain products not included in this prospectus.

Information About Fee Waivers

The Funds’ actual total annual fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because the Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers of the Funds’ adviser, Funds’ administrator and/or the Funds’ distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Funds’ actual total annual fund operating expenses for the most recent fiscal year (ended September 30, 2014) were as follows:

Fund Name — Class A Shares	Total Annual Fund Operating Expenses (before fee waivers)		Total Annual Fund Operating Expenses (after fee waivers)		Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*		Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense and after commission recapture, if applicable)*
Tax-Managed Small/Mid Cap Fund	XX	%	XX	%	XX	%	XX	%
Core Fixed Income Fund	XX	%	XX	%	XX	%	XX	%
High Yield Bond Fund	XX	%	XX	%	XX	%	XX	%

* AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in other investment companies during the most recent fiscal year.

Sub-Advisers and Portfolio Managers

TAX-MANAGED SMALL/MID CAP FUND:

As further described in the “Principal Investment Strategies” section of the Fund Summary for the Tax-Managed Small/Mid Cap Fund, each Sub-Adviser, except for Parametric Portfolio Associates LLC, will manage its portion of the Tax-Managed Small/Mid Cap Fund’s portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric as overlay manager. In addition to acting as overlay manager, Parametric manages a portion of the Tax-Managed Small/Mid Cap Fund’s portfolio.

AllianceBernstein L.P.: AllianceBernstein L.P. (AllianceBernstein), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small/Mid Cap Fund’s assets allocated to AllianceBernstein. Bruce K. Aronow, CFA is Team Leader and Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for the US Small/SMID Cap Growth consumer/commercial services sector. Mr. Aronow earned a B.A. with a minor in Economics from Colgate University. Mr. Aronow joined the firm in 1999 and has

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twenty-three years of industry experience. N. Kumar Kirpalani, CFA is Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for research and portfolio management for the financials, industrials and energy sectors. Mr. Kirpalani received a B.Tech. in Chemical Engineering from the Indian Institute of Technology and an M.B.A. from the University of Chicago. Mr. Kirpalani joined the firm in 1999 and has thirty years of industry experience. Samantha S. Lau, CFA serves as Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for research and portfolio management for the technology sector. Ms. Lau earned a B.S. in Finance and Accounting from the Wharton School of Business at the University of Pennsylvania. Ms. Lau joined the firm in 1999 and has seventeen years of industry experience. Wen-Tse Tseng is a Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for research and portfolio management for the healthcare sector. Mr. Tseng holds a B.S. from the National Taiwan University, an M.S. in Molecular Genetics and Microbiology from the Robert Wood Johnson Medical School at the University of Medicine and Dentistry of New Jersey and an M.B.A. from the Graziadio School of Business and Management at Pepperdine University. Mr. Tseng joined the firm in 2006 and has seventeen years of industry experience.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of J.P. Morgan Chase & Co., located at 270 Park Avenue, New York, New York 10017, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. Timothy Parton, CFA, a Managing Director and Portfolio Manager, manages the portion of the Tax-Managed Small/Mid Cap Fund’s assets allocated to JPMIM. Mr. Parton is a portfolio manager in the U.S. Equity Group. An employee since 1986, Mr. Parton has managed a variety of small and mid cap portfolios and has been managing the U.S. midcap growth strategy, which includes the JPMorgan Midcap Growth Fund, since November 2001 and the U.S. multicap growth strategy, which includes the JPMorgan Growth Advantage Fund, since its inception in September 2005. Mr. Parton holds a B.Sc. in Economics and Accounting from the University of Bristol in England. He is a member of the New York Society of Security Analysts and is a CFA charterholder.

Lee Munder Capital Group, LLC: Lee Munder Capital Group, LLC (LMCG), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. R. Todd Vingers, CFA and Donald Cleven, CFA manage the portion of the Tax-Managed Small/Mid Cap Fund’s assets allocated to LMCG. Both are members of the Value Team. Mr. Vingers, a Portfolio Manager, oversees the entire Value Team at LMCG and is responsible for researching within the small cap value universe. Mr. Vingers joined LMCG in 2002 as a small cap value portfolio manager and has over 23 years of investment experience. Mr. Cleven, a Portfolio Manager, joined LMCG in 2002 and has over 16 years of investment experience. Mr. Vingers is the Portfolio Manager for the small cap assets of the Tax-Managed Small/Mid Cap Fund, while Mr. Cleven is the Portfolio Manager for the mid cap value assets of the Tax-Managed Small/Mid Cap Fund.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. A team of investment professionals at Parametric, led by David Stein, Chief Investment Officer, and Thomas Seto, Lead Portfolio Manager and Managing Director of Portfolio Management, manages the portion of the Tax-Managed Small/Mid Cap Fund’s assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively, and have held their current positions since joining the firm.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, serves as Portfolio Manager of the portion of the Tax-Managed Small/Mid Cap Fund’s assets allocated to Wellington Management. Mr. Angeli joined Wellington Management as an investment professional in 1994.

William Blair & Company L.L.C.: William Blair & Company L.L.C. (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA and Chad M. Kilmer, CFA serve as Portfolio Managers for the portion of the Tax-Managed Small/Mid Cap Fund’s assets allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management, where he acted as a Lead Portfolio Manager.

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CORE FIXED INCOME FUND:

Jennison Associates LLC: Jennison Associates LLC (Jennison), located at 466 Lexington Avenue, New York, New York 10017 (Main Office) and One International Place, 43rd Floor, Boston, Massachusetts 02110 (Fixed Income Management), serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund’s assets allocated to Jennison. The team consists of Thomas G. Wolfe, Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager; Erik S. Brown, CFA, Managing Director and Fixed Income Portfolio Manager; Richard A. Klemmer, CFA, Managing Director and Fixed Income Portfolio Manager; Itai Lourie, CFA, Managing Director and Fixed Income Portfolio Manager; Eric G. Staudt, CFA, Managing Director and Fixed Income Portfolio Manager; and Miriam Zussman, Managing Director and Fixed Income Portfolio Manager. Mr. Wolfe joined Jennison in 1999 as a portfolio manager and is the Head of the Fixed Income team. He is responsible for co-developing and managing overall portfolio strategy and overseeing corporate bond selection. Mr. Brown joined Jennison in 1989 as a fixed income trader specializing in mortgage securities. Since 1997 he has been part of the portfolio management team with primary responsibility for mortgage strategies; he also develops and implements strategy for yield curve, U.S. Treasury/agency securities and futures. Mr. Klemmer joined Jennison in 1982 to help develop its proprietary fixed income analytic systems and to participate in the management of structured fixed income portfolios. He shares responsibility for asset backed and commercial mortgage backed securities and corporate credit analysis along with portfolio management duties. Mr. Lourie joined Jennison in 1996 as a fixed income trader and was the lead trader for Treasuries, agencies and mortgage-backed securities until joining the portfolio management team in 2005. He develops and implements investment strategies in the same sectors. In addition, Mr. Lourie works on asset/liability modeling and analysis. Mr. Staudt joined Jennison in 2010 to add to the depth of Jennison’s credit team. He is responsible for developing and implementing strategies in the credit sector. For the previous 11 years, he worked at UBS Global Asset Management. While there, he was a Senior Credit Analyst for three years prior to becoming a Fixed Income Portfolio Manager in 2001 and Senior Fixed Income Portfolio Manager in 2005. Ms. Zussman joined Jennison in May 2004 as a Senior Vice President and Fixed Income Portfolio Manager. From 2006 to January 2012, she provided her credit expertise on a full time basis to Jennison as an outside consultant. Ms. Zussman rejoined Jennison beginning February 2012 as a Managing Director and Fixed Income Portfolio Manager.

Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC (MetWest), located at 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund’s assets allocated to MetWest. The team consists of Tad Rivelle, MetWest’s Chief Investment Officer and Generalist Portfolio Manager, who is responsible for developing the firm’s long-term economic outlook that guides strategies; Laird Landmann, President and Generalist Portfolio Manager, whose role is to co-manage security selection and the trade execution process; Stephen Kane, CFA, Managing Director and Generalist Portfolio Manager, who is responsible for co-managing security selection and the trade execution process; Jerry Cudzil, Managing Director and Head of U.S. Credit Trading , who oversees trading of corporate and high-yield securities and derivatives; Jamie Farnham, Director of Credit Research and Specialist Portfolio Manager, and Gino Nucci, Credit Trading Specialist and Specialist Portfolio Manager, who manage and oversee the security selection and trade execution process of non-investment grade corporate positions; and Bryan Whalen and Mitch Flack, Specialist Portfolio Managers and Managing Directors, who manage and oversee the security selection and trade execution of asset-backed and mortgage-backed positions. Messrs. Rivelle, Landmann and Kane founded MetWest in August 1996. Mr. Cudzil has been with MetWest since May 2012. Prior to joining MetWest, Mr. Cudzil was a high yield bond trader for Morgan Stanley from 2010 to 2012 and Deutsche Bank from 2009 to 2010, specializing in project finance, aviation and energy securities. From 2004 to 2009, he was a portfolio manager for Dimaio Ahmad Capital, managing the multi-strategy credit fund and aviation fund and leading the firm’s risk management team. Mr. Farnham has been with MetWest since November 2002. Mr. Nucci has been with MetWest since January 2004. Mr. Whalen has been with MetWest since May 2004. Mr. Flack has been with MetWest since March 2001.

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Core Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Tom O’Connor, Managing Director, Senior Portfolio Manager and Co-Head, and Troy Ludgood, Managing Director, Senior Portfolio Manager and Co-Head, manages the portion of the Core Fixed Income Fund’s assets allocated to WellsCap. Mr. O’Connor joined WellsCap in 2000 and began his investment career in 1988. Mr. Ludgood joined WellsCap in 2004 and began his investment career in 2000. The Montgomery

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Core Fixed Income portfolio managers are responsible for overseeing WellsCap’s core fixed income strategy, which is employed by the Core Fixed Income Fund.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals led by Co-Chief Investment Officer Stephen A. Walsh and Portfolio Managers Carl L. Eichstaedt, Keith J. Gardner, Mark S. Lindbloom and Michael C. Buchanan, manages the portion of the Core Fixed Income Fund’s assets allocated to Western Asset. Messrs. Eichstaedt, Gardner, Lindbloom and Buchannan are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Walsh, Eichstaedt and Gardner have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Walsh joined Western Asset as a Portfolio Manager in 1991, Mr. Eichstaedt joined Western Asset as a Portfolio Manager in 1994, Mr. Gardner joined Western Asset as a Portfolio Manager in 1994 and both Mr. Lindbloom and Mr. Buchanan joined Western Asset as Portfolio Managers in 2005. Mr. Gardner and Mr. Buchanan also serve as Western Asset’s Head of Developing Markets and Head of Global Credit, respectively.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western Asset Limited), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a Sub-Adviser to the Core Fixed Income Fund. Co-Chief Investment Officer Stephen A. Walsh manages the portion of the Core Fixed Income Fund’s assets allocated to Western Asset Limited. Mr. Walsh is responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Mr. Walsh joined Western Asset companies in 1991.

HIGH YIELD BOND FUND:

Ares Management LLC: Ares Management LLC (Ares), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a Sub-Adviser to the High Yield Bond Fund. A team of investment professionals manages the portion of the High Yield Bond Fund’s assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella and John Leupp. Mr. Brufsky joined Ares in March 1998 as a Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst and became a Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Capital Markets Group and currently serves as a Portfolio Manager. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 23 years, 19 years and 24 years, respectively, of experience with the leveraged finance asset class.

Benefit Street Partners L.L.C.: Benefit Street Partners L.L.C. (Benefit Street), located at 9 West 57th Street, Suite 4700, New York, NY 10019, serves as Sub-Adviser to the High Yield Bond Fund. Benefit Street was formed in February 2011, and is an affiliate of Providence Equity Capital Markets (PECM), the debt investment arm of Providence Equity Partners L.L.C. (PEP), a leading sector-specialized private equity firm. PECM was established in 2008 as the debt investment arm of PEP. Since 2011, Benefit Street is the investment manager of all credit funds for the debt investment arm. Thomas Gahan and Michael Paasche manage the portion of the assets of the High Yield Bond Fund allocated to Benefit Street. Mr. Gahan is the founder and Chief Executive Officer of Benefit Street and has served as President/Chief Executive Officer of PECM since 2008. Michael Paasche has been a Senior Managing Director of PECM and its affiliates since 2008.

Brigade Capital Management, LLC: Brigade Capital Management, LLC (Brigade), located at 399 Park Avenue, 16th Floor, New York, New York 10022, serves as a Sub-Adviser to the High Yield Bond Fund. Donald E. Morgan III manages the portion of the High Yield Bond Fund’s assets allocated to Brigade and is responsible for the day-to-day management and investment decisions made with respect to the High Yield Bond Fund. Mr. Morgan formed Brigade in 2006 and has served as the Managing Partner of Brigade since that date. Prior to forming Brigade, Mr. Morgan was the Head of the High Yield Division of MacKay Shields LLC from 2000 to 2006.

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust: Delaware Investments Fund Advisers (DIFA), a series of Delaware Management Business Trust (DMBT), located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the High Yield Bond Fund. Subadvisory services were transitioned from Delaware Management Company (DMC) to DIFA, an affiliate of DMC and a series of DMBT, in May of 2013. DMBT is a subsidiary of Delaware Management Holdings, Inc. (DMHI). Delaware Investments is the marketing name for DMHI and its subsidiaries. Thomas H. Chow, CFA, Senior Vice President, is a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation in credit exposures. He is the lead portfolio manager for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, as well as several institutional

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mandates. Mr. Chow’s experience includes significant exposure to asset liability management strategies, and credit risk opportunities including high yield mutual funds and strategies. Prior to joining Delaware Investments in 2001 as a portfolio manager working on the Lincoln General Account, he was a trader of high grade and high yield securities, and was involved in the portfolio management of high yield collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Mr. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute. Paul A. Matlack, Senior Vice President, is a strategist and senior portfolio manager for the firm’s fixed income team. Mr. Matlack rejoined the firm in May 2010. During his previous time at Delaware Investments, from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Mr. Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor’s degree in international relations from the University of Pennsylvania and an M.B.A. with a concentration in finance from George Washington University.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 270 Park Avenue, New York, New York 10017, serves as a Sub-Adviser to the High Yield Bond Fund. Robert Cook, a Managing Director and Lead Portfolio Manager, and Thomas Hauser, a Managing Director and Co-Lead Portfolio Manager, manage the portion of the High Yield Bond Fund’s assets allocated to JPMIM. Mr. Cook is the head of the High Yield Fixed Income team and is responsible for co-managing high yield total return assets. Mr. Hauser is responsible for co-managing high yield total return assets as well as overseeing the high yield trading effort. Messrs. Cook and Hauser joined JPMIM in 2004.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was initially filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania (the “Court”) on December 11, 2013. On August 28, 2014, the Court granted SIMC’s motion to dismiss the initial complaint in the lawsuit, but also granted plaintiffs leave to amend the complaint. On October 2, 2014, plaintiffs filed an amended complaint. In the amended complaint, SEI Investments Global Funds Services (“SGFS”) was added as a defendant. The plaintiffs bring the case as a shareholder derivative action against SIMC and SGFS on behalf of certain SEI funds. The claims were based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the fund or its affiliates for an alleged breach of fiduciary duty with respect to compensation received by the adviser or its affiliates. The plaintiffs bring the suit against SIMC and SGFS with respect to five specific SEI Funds: the International Equity Fund, which is a series of the SEI Institutional International Trust, the High Yield Bond, Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of the SEI Institutional Managed Trust, and the Intermediate-Term Municipal Fund, which is a series of the SEI Tax Exempt Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged “excessive” fees earned by SIMC and SGFS beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC and SGFS allegedly violated Section 36(b) and enjoining SIMC and SGFS from further alleged violations; and (3) rescission of SIMC’s and SGFS’s contracts with the funds, and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC continues to dispute the claims, and intends to continue to vigorously defend the matter.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called redeem) Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers’ accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

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HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Financial institutions and intermediaries may purchase, sell or exchange Class A Shares by placing orders with the Transfer Agent or the Funds’ authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in a Fund in any twelve-month period). For more information regarding the Funds’ policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

Each Fund calculates its net asset value per share (NAV) once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). For you to receive the current Business Day’s NAV, generally a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. You may obtain the current NAV of a Fund by calling 1-800-DIAL-SEI.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (Fair Value Procedures), as described below.

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Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board of Trustees.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Funds’ Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds’ administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Funds’

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administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i. if the shareholder conducts four or more “round trips” in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii. if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds’ policies, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques. Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds’ ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

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Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Funds’ overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class A Shares of any Fund for Class A Shares of any other fund of SEI Institutional Managed Trust on any Business Day by contacting the Funds directly by mail or telephone. For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days’ notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund’s other shareholders or possibly disruptive to the management of the Fund.

When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor’s financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

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Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days to make a payment. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would bear the risk of the securities that are distributed to you declining in value between the time they are distributed and the time they are sold.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Redemption Fee

Each Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor or multiple accounts managed by the same discretionary investment manager) that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The redemption fee applies to the entire amount of the redemption or series of redemptions that triggered the redemption fee and is not limited to redemption amounts in excess of such specified dollar threshold. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the “Shareholder Fees” table for each Fund.

The purpose of the redemption fee is to offset the cost to a Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30-day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30-day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee will apply to shares purchased with reinvested dividends or distributions.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

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DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds’ shares.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds’ SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds’ policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Tax-Managed Small/Mid Cap Fund distributes its investment income quarterly. The Core Fixed Income and High Yield Bond Funds declare their net investment income daily and distribute it monthly. The Funds distribute their investment income as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes [To be updated]

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.

Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Distributions that the Funds receive from an ETF taxable as a regulated investment company or a REIT will be treated as qualified dividend income only to the extent so designated by such ETF or REIT. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is

35

readily tradable on an established securities market in the United States). It is expected that distributions from the High Yield Bond and Core Fixed Income Funds will primarily consist of ordinary income and that distributions from such Funds will not be eligible for the lower tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are taxable at the maximum rate of 20%.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stocks and securities of foreign corporations, a Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund. The Funds will notify you if they make such election.

The Tax-Managed Small/Mid Cap Fund uses a tax management technique known as highest in, first out. Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

The Funds (or their administrative agents) must report to the Internal Revenue Service (IRS) and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Funds are also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of such Fund’s shares, the Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, a Fund will use a default cost basis method which has been separately communicated to you. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Shareholders of such Funds should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting.

Beginning January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds’ SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Large Tax-Managed Small/Mid Cap, Core Fixed Income and High Yield Bond Funds. This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from each Fund’s financial statements, which have been audited by [Auditor], an independent registered public accounting firm. Its report, along with each Fund’s financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS OR PERIOD ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Small/Mid Cap Fund
CLASS A
2014	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX )	$ XX	XX	%	$ XX	XX	%	XX	%	XX	%	XX	%	XX	%
2013	13.26	0.04	3.86	3.90	(0.06)	—	(0.06)	17.10	29.54		486,216	1.11		1.11		1.28		0.30		67
2012	10.39	0.03	2.88	2.91	(0.04)	—	(0.04)	13.26	28.09		336,339	1.11		1.12		1.28		0.24		67
2011	10.81	0.02	(0.41)	(0.39)	(0.03)	—	(0.03)	10.39	(3.66)		255,297	1.11		1.12		1.29		0.17		105
2010	9.42	0.03	1.39	1.42	(0.03)	—	(0.03)	10.81	15.05		300,343	1.11		1.13		1.29		0.30		75

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	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
CLASS A
2014	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX )	$ XX	XX	%	$ XX	XX	%	XX	%	XX	%	XX	%	XX	%
2013	11.64	0.30	(0.42)	(0.12)	(0.32)	—	(0.32)	11.20	(1.09		1,904,623	0.67		0.67		0.85		2.57		342
2012	11.14	0.33	0.61	0.94	(0.35)	(0.09)	(0.44)	11.64	8.67		2,172,794	0.67		0.67		0.85		2.93		349
2011	10.93	0.36	0.22	0.58	(0.37)	—	(0.37)	11.14	5.43		2,185,135	0.71	(2)	0.71	(2)	0.89	(2)	3.25		473
2010	9.98	0.44	0.95	1.39	(0.44)	—	(0.44)	10.93	14.25		2,335,314	0.67		0.67		0.85		4.20		283
High Yield Bond Fund
CLASS A
2014	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX )	$ XX	XX	%	$ XX	XX	%	XX	%	XX	%	XX	%	XX	%
2013	7.59	0.48	0.07	0.55	(0.46)	—	(0.46)	7.68	7.39		1,989,355	0.89		0.89		1.12		6.13		74
2012	6.92	0.53	0.68	1.21	(0.51)	(0.03)	(0.54)	7.59	18.04		1,752,357	0.89		0.89		1.12		7.23		65
2011	7.27	0.55	(0.32)	0.23	(0.54)	(0.04)	(0.58)	6.92	2.96		1,316,158	0.89		0.89		1.13		7.38		82
2010	6.52	0.64	0.74	1.38	(0.61)	(0.02)	(0.63)	7.27	21.98		1,503,070	0.89		0.89		1.13		9.22		113

† Returns and turnover rates are for the period indicated and have not been annualized.

(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2) The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.67%, 0.67% and 0.85% for Class A and 0.89%, 0.89% and 1.10% for Class I, respectively.

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Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated [January 31, 2015] includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds’ holdings and contain information from the Funds’ managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI
By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet: The Trust makes available its SAI and Annual and Semi-Annual Reports, free of charge, on or through the Funds’ Website at www.seic.com/funds. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust’s Investment Company Act registration number is 811-04878.

SEI-F-XXX (X/XX)

seic.com

SEI INSTITUTIONAL MANAGED TRUST

CLASS I SHARES

PROSPECTUS

[January 31, 2015]

CORE FIXED INCOME FUND (SCXIX)

HIGH YIELD BOND FUND (SEIYX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

The information in this prospectus is not complete and may be changed.  The Trust may not sell these securities until the amendment to the registration statement filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion.  Preliminary Prospectus dated November 26, 2014.

SEI INSTITUTIONAL MANAGED TRUST

About This Prospectus

FUND SUMMARY
CORE FIXED INCOME FUND	1
HIGH YIELD BOND FUND	6
Purchase and Sale of Fund Shares	11
Tax Information	11
Payments to Broker-Dealers and Other Financial Intermediaries	11
MORE INFORMATION ABOUT INVESTMENTS	11
MORE INFORMATION ABOUT RISKS	12
Risk Information Common to the Funds	12
More Information About Principal Risks	12
GLOBAL ASSET ALLOCATION	20
MORE INFORMATION ABOUT THE FUNDS’ BENCHMARK INDICES	20
INVESTMENT ADVISER AND SUB-ADVISERS	21
Information About Fee Waivers	22
Sub-Advisers and Portfolio Managers	22
Legal Proceedings	25
PURCHASING, EXCHANGING AND SELLING FUND SHARES	25
HOW TO PURCHASE FUND SHARES	25
Pricing of Fund Shares	26
Frequent Purchases and Redemptions of Fund Shares	27
Foreign Investors	28
Customer Identification and Verification and Anti-Money Laundering Program	28
HOW TO EXCHANGE YOUR FUND SHARES	29
HOW TO SELL YOUR FUND SHARES	29
Receiving Your Money	29
Redemptions in Kind	29
Suspension of Your Right to Sell Your Shares	29
Redemption Fee	29
Telephone Transactions	30
DISTRIBUTION AND SERVICE OF FUND SHARES	30
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	30
DIVIDENDS, DISTRIBUTIONS AND TAXES	31
Dividends and Distributions	31
Taxes	31
FINANCIAL HIGHLIGHTS	33
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

CORE FIXED INCOME FUND

Fund Summary

Investment Goal

Current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.60%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.28%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Acquired Fund Fees and Expenses (AFFE)	XX	%

Total Annual Fund Operating Expenses	XX	%†

† The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Core Fixed Income Fund — Class I Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will invest primarily in investment and non-investment grade (junk bond) U.S. and foreign corporate and government fixed income securities, including emerging market, asset-backed securities and mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency. The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation, the Fund’s adviser (SIMC or the Adviser). Sub-Advisers are selected for their expertise in

1

managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline.

The Fund may also invest in futures contracts, forward contracts, options and swaps for speculative or hedging purposes. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives may also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage the Fund’s yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

The Sub-Advisers may also engage in currency transactions using futures and foreign currency forward contracts either to seek to hedge the Fund’s currency exposure or to enhance the Fund’s returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-). However, the Fund may also invest in non-rated securities or securities rated below investment grade (BB+, B and CCC).

The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays U.S. Aggregate Bond Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The dollar-weighted average duration of the Barclays U.S. Aggregate Bond Index varies significantly over time, but as of December 31, 2014 it was XX years.

Principal Risks

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities(Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to its active positions in currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central

2

banks or supranational entities, or by the imposition of currency controls or other political developments in U.S. or abroad.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

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Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten calendar years and by showing how the Fund’s average annual returns for 1, 5 and 10 years, and since the Fund’s inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

The Fund’s Class I Shares commenced operations on August 6, 2001. Therefore, performance and average annual total returns for the periods prior to August 6, 2001 are calculated using the performance and average annual total returns of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares. The Fund’s Class A Shares commenced operations on May 1, 1987.

2005	1.83%
2006	4.39%
2007	3.78%
2008	-7.35%
2009	18.11%
2010	10.88%
2011	7.00%
2012	7.75%
2013	-1.78%
2014	XX %

Best Quarter	Worst Quarter
XX%	XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns (for the periods ended December 31, 2014)

As noted above, the Fund’s Class I Shares commenced operations on August 6, 2001. Therefore, the Fund’s average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares. The Fund’s Class A Shares commenced operations on May 1, 1987.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Core Fixed Income Fund — Class I	1 Year		5 Years		10 Years		Since Inception* (5/1/1987)
Return Before Taxes	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%	XX	%	XX	%
Barclays U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%	XX	%	XX	%

* Index returns are shown from May 31, 1987.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser

Jennison Associates LLC			Head of Fixed Income, Managing Director
	Thomas G. Wolfe	Since 2010	and Fixed Income Portfolio Manager Managing Director and Fixed Income
	Erik S. Brown, CFA	Since 2010	Portfolio Manager Managing Director and Fixed Income
	Richard A. Klemmer, CFA	Since 2010	Portfolio Manager Managing Director and Fixed Income
	Itai Lourie, CFA	Since 2010	Portfolio Manager Managing Director and Fixed Income
	Eric G. Staudt, CFA	Since 2012	Portfolio Manager Managing Director and Fixed Income
	Miriam Zussman	Since 2013	Portfolio Manager

Chief Investment Officer and Generalist Portfolio Manager President and Generalist Portfolio
	Tad Rivelle	Since 2002	Manager Managing Director and Generalist

Metropolitan West Asset
Management LLC	Laird Landmann	Since 2002	Portfolio Manager
	Stephen Kane, CFA	Since 2002	Managing Director, Head of U.S. Credit Trading
	Jerry Cudzil	Since 2012	Director of Credit Research, Specialist Portfolio Manager
	Jamie Farnham	Since 2002	Credit Trading Specialist, Specialist Portfolio
	Gino Nucci	Since 2004	Manager Managing Director, Specialist Portfolio
	Bryan Whalen	Since 2004	Manager
Managing Director, Specialist Portfolio
	Mitch Flack	Since 2002	Manager

Managing Director, Senior Portfolio Manager and Co-Head

Wells Capital Management	Tom O’Connor	Since 2003	Managing Director, Senior Portfolio Manager
Incorporated
	Troy Ludgood	Since 2004	and Co-Head

	Stephen A. Walsh	Since 1997	Co-Chief Investment Officer

Western Asset Management	Carl L. Eichstaedt	Since 1997	Portfolio Manager
Company	Keith J. Gardner	Since 1997	Portfolio Manager and Head of Developing Markets
	Mark S. Lindbloom	Since 2005	Portfolio Manager
	Michael C. Buchanan	Since 2005	Portfolio Manager and Head of Credit

Western Asset Management
Company Limited	Stephen A. Walsh	Since 2005	Co-Chief Investment Officer

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page XX of this prospectus.

5

HIGH YIELD BOND FUND

Fund Summary

Investment Goal

Total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.49%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Acquire Fund Fees and Expenses (AFFE)	XX	%

Total Annual Fund Operating Expenses	XX	%†

† The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
High Yield Bond Fund — Class I Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, zero coupon obligations and tranches of collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs).

The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation, the Fund’s adviser (SIMC or the Adviser). To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio. In managing the

6

Fund’s assets, the Sub-Advisers and, to the extent applicable, SIMC, seek to select securities that offer a high current yield as well as total return potential. The Fund’s securities seek to be diversified as to issuers and industries. The Fund’s average weighted maturity may vary, but will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.

The Fund will invest primarily in securities rated BB, B, CCC, CC, C and D. However, it may also invest in non-rated securities or securities rated investment grade (AAA, AA, A and BBB). The Fund may also invest in exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund’s yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

Principal Risks

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower of the loan and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

CDOs and CLOs Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear the pro rata portion of the CDO’s or CLO’s expenses.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

7

Derivatives Risk—The Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that high yield fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten calendar years and by showing how the Fund’s average annual returns for 1, 5 and 10 years, and since the Fund’s inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

The Fund’s Class I Shares commenced operations on October 1, 2007. Therefore, performance and average annual total returns for the periods prior to October 1, 2007 are calculated using the performance and average annual total

8

returns of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares. The Fund’s Class A Shares commenced operations on January 11, 1995.

2005	1.97%
2006	9.88%
2007	1.39%
2008	-30.56%
2009	54.44%
2010	17.17%
2011	1.91%
2012	15.09%
2013	6.69%
2014	XX %

Best Quarter	Worst Quarter
XX%	XX%
(XX/XX/XX)	(XX/XX/XX)

Average Annual Total Returns (for the periods ended December 31, 2014)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

High Yield Bond Fund — Class I	1 Year		5 Years		10 Years		Since Inception (1/11/1995)
Return Before Taxes	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%	XX	%	XX	%
BofA Merrill Lynch U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%	XX	%	N/A	†

† The BofA Merrill Lynch U.S. High Yield Constrained Index Return for the “Since Inception” period is not provided since returns for the index are not available prior to 1996.

Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Adviser	Portfolio Manager	Experience with the Fund	Title with Adviser

SEI Investments Management Corporation	David S. Aniloff	Since 2005	Senior Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser

	Seth Brufsky	Since 2007	Portfolio Manager
Ares Management LLC	Americo Cascella	Since 2007	Portfolio Manager
	John Leupp	Since 2007	Portfolio Manager

Benefit Street Partners L.L.C.	Thomas Gahan	Since 2014	Chief Executive Officer
	Mike Paasche	Since 2014	Senior Managing Director

Brigade Capital Management, LLC	Donald E. Morgan III	Since 2009	Managing Partner

Delaware Investments Fund Advisers, a series of Delaware Management	Thomas H. Chow, CFA	Since 2012	Senior Vice President and Lead Portfolio Manager
	Paul A. Matlack	Since 2012	Senior Vice President, Strategist and

Business Trust			Senior Portfolio Manager, Fixed Income

Managing Director, Lead Portfolio Manager

J.P. Morgan Investment	Robert Cook	Since 2005	Managing Director, Co-Lead Portfolio
Management Inc.	Thomas Hauser	Since 2005	Manager

9

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page XX of this prospectus.

10

Purchase and Sale of Fund Shares

The minimum initial investment for Class I Shares is $100,000 with minimum subsequent investments of $1,000, which may be waived at the discretion of SIMC. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund’s transfer agent (the Transfer Agent) or the Fund’s authorized agent, using certain SEI Investments Company (SEI) proprietary systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds are generally taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds’ shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers, who manage portions of the Funds’ assets in a way that they believe will help the applicable Fund achieve its goals. SIMC acts as “manager of managers” for the Funds pursuant to an exemptive order obtained from the SEC and attempts to ensure that the Sub-Advisers comply with the investment policies and guidelines of the Funds to which they provide sub-advisory services. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds without submitting the sub-advisory agreements to a vote of the applicable Funds’ shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds’ Board of Trustees. In addition, to a limited extent, SIMC may also directly manage a portion of the High Yield Bond Fund’s assets in a manner that it believes will help the Fund achieve its investment goal.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions; however, each Fund may also invest in other securities, use other strategies or engage in other investment practices. Each Fund may lend its securities to certain financial institutions in an attempt to earn additional income.

These investments and strategies, as well as those described in this prospectus, are described in more detail in the Funds’ Statement of Additional Information (SAI).

During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund’s objectives. Of course, there is no guarantee that any Fund will achieve its investment goal.

11

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers, as applicable, make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and/or the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Funds will be unable to possess and sell the underlying collateral and that the Funds’ recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Funds may suffer a loss if they cannot sell collateral quickly and receive the amount they are owed.

Bank Loans — Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the participation. When the Funds purchase assignments from lenders, the Funds will acquire direct rights against the borrower on the loan. The Funds may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Funds’ ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below Investment Grade Securities (Junk Bonds) — Below investment grade securities (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns, but there is no guarantee that an investment in these securities will result in a high rate of return.

CDOs and CLOs — CDOs and CLOs are types of asset-backed securities. CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to

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CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Funds invest. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. When a Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Convertible Securities and Preferred Stocks — Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or are not rated and are subject to credit risk and prepayment risk, which are discussed below.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed below.

Corporate Fixed Income Securities — Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. The Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Credit-Linked Notes — Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note’s par value upon maturity, unless the referred credit defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in

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exchange for assuming the risk of a specified credit event. A Fund’s investments in credit-linked notes are indirectly subject to the risks associated with derivative instruments, which are described below, and may be illiquid.

Currency — Certain Funds take active positions in currencies, which involve different techniques and risk analyses than the Funds’ purchase of securities or other instruments. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Funds if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges they have entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Depositary Receipts — American Depositary Receipts (ADRs) are dollar-denominated depositary receipts typically issued by a U.S. financial institution that evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. Global Depositary Receipts (GDRs) are similar to ADRs but represent shares of foreign-based corporations generally issued by international banks in one or more markets around the world. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities, which are described below. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading markets and GDRs, many of which represent shares issued by companies in emerging markets, may be more volatile. Depositary receipts may be sponsored or unsponsored. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers, and there may not be a correlation between such information and the market value of the depositary receipts.

Derivatives — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts, credit-linked notes and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Funds, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Funds to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Funds will cause the value of your investment in the Funds to decrease. Futures Risk, Options Risk, Forward Contracts Risk and Swap Agreements Risk are each discussed below in further detail.

Distressed Securities — The High Yield Bond Fund may invest in distressed securities. Distressed securities are debt securities or other securities or assets of companies or other assets experiencing financial distress, including bankruptcy. Distressed securities frequently do not produce income while they are outstanding and may require the High Yield Bond Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default. If a distressed issuer defaults, the Fund may experience legal difficulties and negotiations with creditors and other claimants. The Fund may recover none or only a small percentage of its investment or have a time lag between when an investment is made and when the value of the investment is realized. Distressed securities may be illiquid.

Equity Market — Because certain Funds will significantly invest in equity securities, those Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Exchange-Traded Products (ETPs) — The risks of owning interests of an ETP, such as an exchange-traded fund (ETF), exchange-traded note (ETN) or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an

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ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer’s credit rating. By investing in an ETP, a Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Generally, ETNs are structured as senior, unsecured notes in which an issuer, such as a bank, agrees to pay a return based on the target commodity index less any fees. ETNs allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the NYSE) during normal trading hours. However, investors can also hold an ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced commodity. The value of an ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general, including the risk that a counterparty will fail to make payments when due or default.

Extension — Investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds may exhibit additional volatility.

Fixed Income Market — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets — Certain Funds may invest in foreign issuers, including issuers located in emerging market countries. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction

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and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Foreign Sovereign Debt Securities — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Forward Contracts — A forward contract, or a “forward”, involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for a Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Futures Contracts — Futures contracts, or “futures”, provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Funds may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of SIMC and the Sub-Advisers to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Hedged Strategies — Certain Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions. Although some of the Sub-Advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Sub-Advisers may use long-only strategies. The investment strategies employed by

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the Funds that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools the Sub-Advisers use to manage the Funds’ price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Interest Rate — Interest rate risk is the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company — Certain Funds may purchase shares of investment companies, such as open-end funds, ETFs and closed-end funds. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, certain closed-end funds are traded at market prices, which may vary from the net asset value of their underlying investments. In addition, a lack of liquidity in a closed-end fund could result in its value being more volatile than the underlying portfolio of securities. See also, “Exchange-Traded Products (ETPs),” above.

Investment Style — Investment style risk is the risk that a Fund’s investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as whole.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds’ share prices and make the Funds’ returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations.

Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole.

Mortgage-Backed Securities — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Funds’ mortgage-backed securities and, therefore, to assess the volatility risk of the Funds.

The privately issued mortgage-backed securities in which the Funds invest are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are

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backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Funds and affect their share prices.

Options — An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Portfolio Turnover — Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment — Fund investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Reallocation — In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds. Because a large portion of the assets in the Funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through a Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also, indirectly, bear similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (1940 Act).

Securities Lending — Each Fund may lend its securities to certain financial institutions in an attempt to earn additional income. The Funds may lend their portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned,

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and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund that lends its securities may pay lending fees to a party arranging the loan.

Short Sales — Short sales are transactions in which a Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund, and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. Because a borrowed security could theoretically increase in price without limitation, the loss associated with short selling is potentially unlimited. In addition, until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. The Fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Pursuant to its investment strategy, the Sub-Adviser(s) may have a net short exposure in the portfolio of assets allocated to the Sub-Adviser(s).

Small and Medium Capitalization Issuers — Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively).

Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If a Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash

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or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset it is attempting to replicate.

Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above.

U.S. Government Securities — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC or the Adviser) constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond Fund, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a Strategy may reduce the Strategy’s overall level of volatility.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC’s investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies which reflect significant changes in allocation among the Funds. Since a large portion of the assets in the Funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUNDS’ BENCHMARK INDICES

The following information describes the various indexes referred to in the Performance Information sections of this prospectus.

The BofA Merrill Lynch U.S. High Yield Constrained Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. The BofA Merrill Lynch U.S. High Yield Constrained Index is priced daily and revisions are effected monthly. The BofA Merrill Lynch U.S. High Yield Constrained Index reflects the reinvestment of dividends.

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The Barclays U.S. Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least 1 year.

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC, in addition to the Sub-Advisers and portfolio managers listed below, acts as the adviser and portfolio manager for a portion of the High Yield Bond Fund’s assets.

HIGH YIELD BOND FUND:

SIMC serves as the investment adviser to the High Yield Bond Fund. David S. Aniloff, CFA may, to a limited extent, directly manage a portion of the assets in the High Yield Bond Fund in a manner that SIMC believes will help the High Yield Bond Fund achieve its investment goals. Mr. Aniloff joined SIMC in 2000 and currently serves as a senior portfolio manager on the Global High Yield Team. Mr. Aniloff was also a key developer of SIMC’s structured credit solutions and currently serves as co-portfolio manager with responsibility for security selection and portfolio construction. In addition, Mr. Aniloff has been integral in the development and implementation of SIMC’s proprietary structured credit monitoring technology. Mr. Aniloff also provides expertise and support for SIMC’s suite of Global High Yield Funds inclusive of manager evaluation and selection as well as risk management. Mr. Aniloff has held his current position with SIMC for more than 5 years.

In addition to serving as adviser and portfolio manager to a portion of the assets of the High Yield Bond Fund, SIMC acts as the manager of managers of each of the Funds and is responsible for the investment performance of the Funds since it allocates each Fund’s assets to one or more Sub-Advisers and recommends hiring or changing sub-advisers to the Board of Trustees. For those Funds for which SIMC serves as portfolio manager to all of the assets of the Fund, SIMC may, in the future, determine to act as a manager of manager with respect to some or all of the Fund’s assets and allocate Fund assets to one or more Sub-Advisers, upon approval from the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds’ investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

SIMC, a Securities and Exchange Commission (SEC) registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to all the Funds. SIMC makes investment decisions for the High Yield Bond Fund and continuously reviews, supervises and administers each Fund’s investment program. As of September 30, 2014, SIMC had approximately $XX billion in assets under management. For the fiscal year ended September 30, 2014, SIMC received investment advisory fees, as a percentage of each Fund’s average daily net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Core Fixed Income Fund	0.275%	XX	%
High Yield Bond Fund	0.4875%	XX	%

[A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory and sub-advisory agreements is available in the Funds’ Semi-Annual Report, which covers the period from October 1, 2013 to March 31, 2014, and the Funds’ Annual Report, which covers the period October 1, 2013 through September 30, 2014.]

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA). The Trust and each Fund are therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a “commodity pool operator” under the CEA with respect to certain products not included in this prospectus.

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Information About Fee Waivers

The Funds’ actual total annual fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because the Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers of the Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses. The Funds’ adviser, the the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Funds’ actual total annual fund operating expenses for the most recent fiscal year (ended September 30, 2013) were as follows:

Fund Name — Class I Shares	Total Annual Fund Operating Expenses (before fee waivers)		Total Annual Fund Operating Expenses (after fee waivers)		Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*		Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense and after commission recapture, if applicable)*
Core Fixed Income Fund	XX	%	XX	%	XX	%	XX	%
High Yield Bond Fund	XX	%	XX	%	XX	%	XX	%

* AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in other investment companies during the most recent fiscal year.

Sub-Advisers and Portfolio Managers

CORE FIXED INCOME FUND:

Jennison Associates LLC: Jennison Associates LLC (Jennison), located at 466 Lexington Avenue, New York, New York 10017 (Main Office) and One International Place, 43rd Floor, Boston, Massachusetts 02110 (Fixed Income Management), serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund’s assets allocated to Jennison. The team consists of Thomas G. Wolfe, Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager; Erik S. Brown, CFA, Managing Director and Fixed Income Portfolio Manager; Richard A. Klemmer, CFA, Managing Director and Fixed Income Portfolio Manager; Itai Lourie, CFA, Managing Director and Fixed Income Portfolio Manager; Eric G. Staudt, CFA, Managing Director and Fixed Income Portfolio Manager; and Miriam Zussman, Managing Director and Fixed Income Portfolio Manager. Mr. Wolfe joined Jennison in 1999 as a portfolio manager and is the Head of the Fixed Income team. He is responsible for co-developing and managing overall portfolio strategy and overseeing corporate bond selection. Mr. Brown joined Jennison in 1989 as a fixed income trader specializing in mortgage securities. Since 1997 he has been part of the portfolio management team with primary responsibility for mortgage strategies; he also develops and implements strategy for yield curve, Treasury/agency securities and futures. Mr. Klemmer joined Jennison in 1982 to help develop its proprietary fixed income analytic systems and to participate in the management of structured fixed income portfolios. He shares responsibility for asset backed and commercial mortgage backed securities and corporate credit analysis along with portfolio management duties. Mr. Lourie joined Jennison in 1996 as a fixed income trader and was the lead trader for Treasuries, agencies and mortgage-backed securities until joining the portfolio management team in 2005. He develops and implements investment strategies in the same sectors. In addition, Mr. Lourie works on asset/liability modeling and analysis. Mr. Staudt joined Jennison in 2010 to add to the depth of Jennison’s credit team. He is responsible for developing and implementing strategies in the credit sector. For the previous 11 years, he worked at UBS Global Asset Management. While there, he was a Senior Credit Analyst for three years prior to becoming a Fixed Income Portfolio Manager in 2001 and Senior Fixed Income Portfolio Manager in 2005. Ms. Zussman joined Jennison in May 2004 as a Senior Vice President and Fixed Income Portfolio Manager. From 2006 to January 2012, she provided her credit expertise on a full time basis to

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Jennison as an outside consultant. Ms. Zussman rejoined Jennison beginning February 2012 as a Managing Director and Fixed Income Portfolio Manager.

Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC (MetWest), located at 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund’s assets allocated to MetWest. The team consists of Tad Rivelle, MetWest’s Chief Investment Officer and Generalist Portfolio Manager, who is responsible for developing the firm’s long-term economic outlook that guides strategies; Laird Landmann, President and Generalist Portfolio Manager, whose role is to co-manage security selection and the trade execution process; Stephen Kane, CFA, Managing Director and Generalist Portfolio Manager, who is responsible for co-managing security selection and the trade execution process; Jerry Cudzil, Managing Director and Head of U.S. Credit Trading , who oversees trading of corporate and high-yield securities and derivatives; Jamie Farnham, Director of Credit Research and Specialist Portfolio Manager, and Gino Nucci, Credit Trading Specialist and Specialist Portfolio Manager, who manage and oversee the security selection and trade execution process of non-investment grade corporate positions; and Bryan Whalen and Mitch Flack, Specialist Portfolio Managers and Managing Directors, who manage and oversee the security selection and trade execution of asset-backed and mortgage-backed positions. Messrs. Rivelle, Landmann and Kane founded MetWest in August 1996. Mr. Cudzil has been with MetWest since May 2012. Prior to joining MetWest, Mr. Cudzil was a high yield bond trader for Morgan Stanley from 2010 to 2012 and Deutsche Bank from 2009 to 2010, specializing in project finance, aviation and energy securities. From 2004 to 2009, he was a portfolio manager for Dimaio Ahmad Capital, managing the multi-strategy credit fund and aviation fund and leading the firm’s risk management team. Mr. Farnham has been with MetWest since November 2002. Mr. Nucci has been with MetWest since January 2004. Mr. Whalen has been with MetWest since May 2004. Mr. Flack has been with MetWest since March 2001.

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Core Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Tom O’Connor, Managing Director, Senior Portfolio Manager and Co-Head, and Troy Ludgood, Managing Director, Senior Portfolio Manager and Co-Head, manages the portion of the Core Fixed Income Fund’s assets allocated to WellsCap. Mr. O’Connor joined WellsCap in 2000 and began his investment career in 1988. Mr. Ludgood joined WellsCap in 2004 and began his investment career in 2000. The Montgomery Core Fixed Income portfolio managers are responsible for overseeing WellsCap’s core fixed income strategy, which is employed by the Core Fixed Income Fund.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals led by Co-Chief Investment Officer Stephen A. Walsh and Portfolio Managers Carl L. Eichstaedt, Keith J. Gardner, Mark S. Lindbloom and Michael C. Buchanan, manages the portion of the Core Fixed Income Fund’s assets allocated to Western Asset. Messrs. Eichstaedt, Gardner, Lindbloom and Buchannan are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Walsh, Eichstaedt and Gardner have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Walsh joined Western Asset as a Portfolio Manager in 1991, Mr. Eichstaedt joined Western Asset as a Portfolio Manager in 1994, Mr. Gardner joined Western Asset as a Portfolio Manager in 1994 and both Mr. Lindbloom and Mr. Buchanan joined Western Asset as Portfolio Managers in 2005. Mr. Gardner and Mr. Buchanan also serve as Western Asset’s Head of Developing Markets and Head of Global Credit, respectively.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western Asset Limited), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a Sub-Adviser to the Core Fixed Income Fund. Co-Chief Investment Officer Stephen A. Walsh manages the portion of the Core Fixed Income Fund’s assets allocated to Western Asset Limited. Mr. Walsh is responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Mr. Walsh joined Western Asset companies in 1991.

HIGH YIELD BOND FUND:

Ares Management LLC: Ares Management LLC (Ares), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a Sub-Adviser to the High Yield Bond Fund. A team of investment professionals manages the portion of the High Yield Bond Fund’s assets allocated to Ares. The team consists of Seth

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Brufsky, Americo Cascella and John Leupp. Mr. Brufsky joined Ares in March 1998 as a Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst and became a Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Capital Markets Group and currently serves as a Portfolio Manager. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 23 years, 19 years and 24 years, respectively, of experience with the leveraged finance asset class.

Benefit Street Partners L.L.C.: Benefit Street Partners L.L.C. (Benefit Street), located at 9 West 57th Street, Suite 4700, New York, NY 10019, serves as Sub-Adviser to the High Yield Bond Fund. Benefit Street was formed in February 2011, and is an affiliate of Providence Equity Capital Markets (PECM), the debt investment arm of Providence Equity Partners L.L.C. (PEP), a leading sector-specialized private equity firm. PECM was established in 2008 as the debt investment arm of PEP. Since 2011, Benefit Street is the investment manager of all credit funds for the debt investment arm. Thomas Gahan and Michael Paasche manage the portion of the assets of the High Yield Bond Fund allocated to Benefit Street. Mr. Gahan is the founder and Chief Executive Officer of Benefit Street and has served as President/Chief Executive Officer of PECM since 2008. Michael Paasche has been a Senior Managing Director of PECM and its affiliates since 2008.

Brigade Capital Management, LLC: Brigade Capital Management, LLC (Brigade), located at 399 Park Avenue, 16th Floor, New York, New York 10022, serves as a Sub-Adviser to the High Yield Bond Fund. Donald E. Morgan III manages the portion of the High Yield Bond Fund’s assets allocated to Brigade and is responsible for the day-to-day management and investment decisions made with respect to the High Yield Bond Fund. Mr. Morgan formed Brigade in 2006 and has served as the Managing Partner of Brigade since that date. Prior to forming Brigade, Mr. Morgan was the Head of the High Yield Division of MacKay Shields LLC from 2000 to 2006.

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust: Delaware Investments Fund Advisers (DIFA), a series of Delaware Management Business Trust (DMBT), located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the High Yield Bond Fund. Subadvisory services were transitioned from Delaware Management Company (DMC) to DIFA, an affiliate of DMC and a series of DMBT, in May of 2013. DMBT is a subsidiary of Delaware Management Holdings, Inc. (DMHI). Delaware Investments is the marketing name for DMHI and its subsidiaries. Thomas H. Chow, CFA, Senior Vice President, is a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation in credit exposures. He is the lead portfolio manager for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, as well as several institutional mandates. Mr. Chow’s experience includes significant exposure to asset liability management strategies, and credit risk opportunities including high yield mutual funds and strategies. Prior to joining Delaware Investments in 2001 as a portfolio manager working on the Lincoln General Account, he was a trader of high grade and high yield securities, and was involved in the portfolio management of high yield collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Mr. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute. Paul A. Matlack, Senior Vice President, is a strategist and senior portfolio manager for the firm’s fixed income team. Mr. Matlack rejoined the firm in May 2010. During his previous time at Delaware Investments, from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Mr. Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor’s degree in international relations from the University of Pennsylvania and an M.B.A. with a concentration in finance from George Washington University.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 270 Park Avenue, New York, New York 10017, serves as a Sub-Adviser to the High Yield Bond Fund. Robert Cook, a Managing Director and Lead Portfolio Manager, and Thomas Hauser, a Managing Director and Co-Lead Portfolio Manager, manage the portion of the High Yield Bond Fund’s assets allocated to JPMIM. Mr. Cook is the head of the High Yield Fixed Income team and is responsible for co-managing high yield total return assets. Mr. Hauser is responsible for co-managing high yield total return assets as well as overseeing the high yield trading effort. Messrs. Cook and Hauser joined JPMIM in 2004.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

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Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was initially filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania (the “Court”) on December 11, 2013. On August 28, 2014, the Court granted SIMC’s motion to dismiss the initial complaint in the lawsuit, but also granted plaintiffs leave to amend the complaint. On October 2, 2014, plaintiffs filed an amended complaint. In the amended complaint, SEI Investments Global Funds Services (“SGFS”) was added as a defendant. The plaintiffs bring the case as a shareholder derivative action against SIMC and SGFS on behalf of certain SEI funds. The claims were based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the fund or its affiliates for an alleged breach of fiduciary duty with respect to compensation received by the adviser or its affiliates. The plaintiffs bring the suit against SIMC and SGFS with respect to five specific SEI Funds: the International Equity Fund, which is a series of the SEI Institutional International Trust, the High Yield Bond, Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of the SEI Institutional Managed Trust, and the Intermediate-Term Municipal Fund, which is a series of the SEI Tax Exempt Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged “excessive” fees earned by SIMC and SGFS beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC and SGFS allegedly violated Section 36(b) and enjoining SIMC and SGFS from further alleged violations; and (3) rescission of SIMC’s and SGFS’s contracts with the funds, and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC continues to dispute the claims, and intends to continue to vigorously defend the matter.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called redeem) Class I Shares of the Funds. The Funds offer Class I Shares only to financial institutions and intermediaries for their own or their customers’ accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Financial institutions and intermediaries may purchase, sell or exchange Class I Shares by placing orders with the Transfer Agent or the Funds’ authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in a Fund in any twelve-month period). For more information regarding the Funds’ policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

Each Fund calculates its net asset value per share (NAV) once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). For you to receive the current Business Day’s NAV, generally a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

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Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. You may obtain the current NAV of a Fund by calling 1-800-DIAL-SEI.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (Fair Value Procedures), as described below.

Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board of Trustees.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Funds’ Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

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Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, (vi) or any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds’ administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Funds’ administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i. if the shareholder conducts four or more “round trips” in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii. if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

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The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds’ policies, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques. Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds’ ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Funds’ overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend

28

account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class I Shares of any Fund for Class I Shares of any other fund of SEI Institutional Managed Trust on any Business Day by contacting the Funds directly by mail or telephone. For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days’ notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund’s other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor’s financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days to make a payment. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would bear the risk of the securities that are distributed to you declining in value between the time they are distributed and the time they are sold.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Redemption Fee

Each Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor or multiple accounts managed by the same discretionary investment manager) that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The redemption fee applies to the entire amount of the redemption or series of redemptions that triggered the redemption fee and is not limited to redemption amounts in excess of such specified dollar threshold. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the “Shareholder Fees” table for each Fund.

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The purpose of the redemption fee is to offset the cost to a Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30-day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30-day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee will apply to shares purchased with reinvested dividends or distributions.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds’ shares. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds’ SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class I Shares, shareholder servicing fees and administrative fees, as a percentage of average daily net assets, may each be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds’ policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Core Fixed Income and High Yield Bond Funds declare their net investment income daily and distribute it monthly. The Funds distribute their investment income as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes [To be updated]

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Distributions that the Funds receive from an ETF taxable as a regulated investment company or a REIT will be treated as qualified dividend income only to the extent so designated by such ETF or REIT. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). It is expected that distributions from the High Yield Bond and Core Fixed Income Funds will primarily consist of ordinary income and that distributions from such Funds will not be eligible for the lower tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are taxable at the maximum rate of 20%.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stocks and securities of foreign corporations, a Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund. The Funds will notify you if they make such election.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

The Funds (or their administrative agents) must report to the Internal Revenue Service (IRS) and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Funds are also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of such Fund’s shares, the Fund will permit its shareholders to elect from among

31

several IRS-accepted cost basis methods, including average cost. In the absence of an election, a Fund will use a default cost basis method which has been separately communicated to you. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Shareholders of such Funds should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting.

Beginning January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds’ SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of the Core Fixed Income and High Yield Bond Funds. This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from each Fund’s financial statements, which have been audited by [Auditor], an independent registered public accounting firm. Its report, along with each Fund’s financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS OR PERIOD ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
CLASS I
2014	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	XX	%	$ XX	XX	%	XX	%	XX	%	XX	%	XX	%
2013	11.63	0.27	(0.42)	(0.15)	(0.29)	—	(0.29)	11.19	(1.31)		14,128	0.89		0.89		1.10		2.34		342
2012	11.13	0.31	0.61	0.92	(0.33)	(0.09)	(0.42)	11.63	8.44		14,944	0.89		0.89		1.10		2.71		349
2011	10.92	0.33	0.23	0.56	(0.35)	—	(0.35)	11.13	5.20		15,701	0.93	(2)	0.93	(2)	1.14	(2)	3.03		473
2010	9.97	0.41	0.96	1.37	(0.42)	—	(0.42)	10.92	14.01		17,445	0.89		0.89		1.10		3.96		283
High Yield Bond Fund
CLASS I
2014	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	XX	%	$ XX	XX	%	XX	%	XX	%	XX	%	XX	%
2013	7.40	0.45	0.07	0.52	(0.43)	—	(0.43)	7.49	7.19		38,849	1.11		1.11		1.38		6.07		74
2012	6.82	0.50	0.59	1.09	(0.48)	(0.03)	(0.51)	7.40	16.54		14,161	1.11		1.11		1.38		6.91		65
2011	7.28	0.53	(0.42)	0.11	(0.53)	(0.04)	(0.57)	6.82	1.19		915	1.11		1.11		1.37		7.06		82
2010	6.53	0.63	0.74	1.37	(0.60)	(0.02)	(0.62)	7.28	21.76		1,846	1.11		1.11		1.40		8.96		113

† Returns and turnover rates are for the period indicated and have not been annualized.

* Amount represents less than $0.01.

(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2) The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.89%, 0.89% and 1.10%, respectively.

Amounts designated as “—“ are $0 or have been rounded to $0

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Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated [January 31, 2015] includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds’ holdings and contain information from the Funds’ managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet: The Trust makes available its SAI and Annual and Semi-Annual Reports, free of charge, on or through the Funds’ Website at www.seic.com/funds. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust’s Investment Company Act registration number is 811-04878.

SEI-F-XXX (X/XX)

seic.com

SEI INSTITUTIONAL MANAGED TRUST

Class Y Shares

PROSPECTUS

[January 31, 2015]

TAX-MANAGED SMALL/MID CAP FUND

CORE FIXED INCOME FUND

HIGH YIELD BOND FUND

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

The information in this prospectus is not complete and may be changed.  The Trust may not sell these securities until the amendment to the registration statement filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion.  Preliminary Prospectus dated November 26, 2014.

SEI INSTITUTIONAL MANAGED TRUST

About This Prospectus

FUND SUMMARY
TAX-MANAGED SMALL/MID CAP FUND	1
CORE FIXED INCOME FUND	5
HIGH YIELD BOND FUND	10
Purchase and Sale of Fund Shares	15
Tax Information	15
Payments to Broker-Dealers and Other Financial Intermediaries	15
MORE INFORMATION ABOUT INVESTMENTS	15
MORE INFORMATION ABOUT RISKS	16
Risk Information Common to the Funds	16
More Information About Principal Risks	16
GLOBAL ASSET ALLOCATION	24
MORE INFORMATION ABOUT THE FUNDS’ BENCHMARK INDICES	25
INVESTMENT ADVISER AND SUB-ADVISERS	25
Information About Fee Waivers	26
Sub-Advisers and Portfolio Managers	27
Legal Proceedings	30
PURCHASING, EXCHANGING AND SELLING FUND SHARES	30
HOW TO PURCHASE FUND SHARES	31
Pricing of Fund Shares	31
Frequent Purchases and Redemptions of Fund Shares	33
Foreign Investors	34
Customer Identification and Verification and Anti-Money Laundering Program	34
HOW TO EXCHANGE YOUR FUND SHARES	34
HOW TO SELL YOUR FUND SHARES	35
Receiving Your Money	35
Redemptions in Kind	35
Suspension of Your Right to Sell Your Shares	35

Redemption Fee	35
Telephone Transactions	36
DISTRIBUTION OF FUND SHARES	36
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	36
DIVIDENDS, DISTRIBUTIONS AND TAXES	36
Dividends and Distributions	36
Taxes	36
FINANCIAL HIGHLIGHTS	38
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

TAX-MANAGED SMALL/MID CAP FUND

Fund Summary

Investment Goal

High long-term after-tax returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class Y Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Acquired Fund Fees and Expenses (AFFE)	XX	%
Total Annual Fund Operating Expenses	XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Tax-Managed Small/Mid Cap Fund — Class Y Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Tax-Managed Small/Mid Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and medium capitalization companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between approximately $XX million and $XX billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 2500 Index are subject to change. The Fund’s investments in equity securities may include common and preferred

1

stocks, warrants and, to a lesser extent, real estate investment trusts (REITs), exchange-traded funds (ETFs) and securities of large capitalization companies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation, the Fund’s adviser (SIMC or the Adviser). In managing its portion of the Fund’s assets, each Sub-Adviser generally applies a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell-side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

The Fund seeks to manage the impact of taxes through the use of a Sub-Adviser that acts as an overlay manager implementing the portfolio recommendations of the Sub-Advisers. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser’s recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the other Sub-Advisers, with the weighting of each Sub-Adviser’s model in the total portfolio determined by SIMC. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, with limited authority to vary from such aggregation, primarily for the purpose of seeking efficient tax management of the Fund’s securities transactions. The overlay manager may also, to a lesser extent, deviate from such aggregation for the purposes of risk management and transaction cost management. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Investment Style Risk — The risk that small or medium capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Taxation Risk — The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

2

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

As of [Date], the Class Y Shares of the Fund had not commenced operations.

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund’s Class A Shares’ performance from year to year for the past ten calendar years and by showing how the Fund’s Class A Shares’ average annual returns for 1, 5 and 10 years, and since the Fund’s Class A Shares’ inception, compared with those of a broad measure of market performance. The Fund’s Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2005	6.84%
2006	12.34%
2007	1.65%
2008	-41.16%
2009	35.78%
2010	24.07%
2011	-4.41%
2012	15.17%
2013	38.68%
2014	XX %

Best Quarter	Worst Quarter
XX%	XX%
(XX/XX/XX)	(XX/XX/XX)

The Fund’s Class A total return (pre-tax) from [Date] to [Date] was XX%.

Average Annual Total Returns (for the periods ended December 31, 2014)

The Fund’s Class Y Shares have not yet commenced operations, and therefore do not have performance history for a full calendar year. This table compares the Fund’s Class A Shares’ average annual total returns for the period ended December 31, 2014 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Managed Small/Mid Cap Fund — Class A	1 Year		5 Years		10 Years		Since Inception* (10/31/2000)
Return Before Taxes	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%	XX	%	XX	%
Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%	XX	%	XX	%

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* Index returns are shown from October 31, 2000.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser

AllianceBernstein L.P.	Bruce K. Aronow, CFA	Since 2011	Team Leader and Portfolio Manager/Analyst
	N. Kumar Kirpalani, CFA	Since 2011	Portfolio Manager/Analyst
	Samantha S. Lau, CFA	Since 2011	Portfolio Manager/Analyst
	Wen-Tse Tseng	Since 2011	Portfolio Manager/Analyst

J.P. Morgan Investment Management Inc.	Timothy Parton, CFA	Since 2013	Managing Director, Portfolio Manager

Lee Munder Capital Group, LLC	R. Todd Vingers, CFA	Since 2009	Portfolio Manager
	Donald Cleven, CFA	Since 2009	Portfolio Manager

Chief Investment Officer — Seattle Investment Center Managing Director of Portfolio Management & Trading — Seattle Investment Center Managing Director of Research — Seattle Investment Center
Parametric Portfolio Associates LLC	David Stein	Since 2005
	Thomas Seto	Since 2005

	Paul Bouchey	Since 2014

Wellington Management Company, LLP	Steven C. Angeli, CFA	Since 2009	Senior Vice President and Equity Portfolio Manager

William Blair & Company L.L.C.	David S. Mitchell, CFA	Since 2010	Partner
	Mark T. Leslie, CFA	Since 2010	Partner
	Chad M. Kilmer, CFA	Since 2010	Partner

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page XX of this prospectus.

4

CORE FIXED INCOME FUND

Fund Summary

Investment Goal

Current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class Y Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.60%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.28%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Acquired Fund Fees and Expenses (AFFE)	XX	%
Total Annual Fund Operating Expenses	XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Core Fixed Income Fund — Class Y Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 342% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will invest primarily in investment and non-investment grade (junk bond) U.S. and foreign corporate and government fixed income securities, including emerging market, asset-backed securities and mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency. The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation, the Fund’s adviser (SIMC or the Adviser). Sub-Advisers are selected for their expertise in

5

managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline.

The Fund may also invest in futures contracts, forward contracts, options and swaps for speculative or hedging purposes. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage the Fund’s yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

The Sub-Advisers may also engage in currency transactions using futures and foreign currency forward contracts either to seek to hedge the Fund’s currency exposure or to enhance the Fund’s returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-). However, the Fund may also invest in non-rated securities or securities rated below investment grade (BB+, B and CCC).

The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

While each Sub-Adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market, as represented by the Barclays U.S. Aggregate Bond Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The dollar-weighted average duration of the Barclays U.S. Aggregate Bond Index varies significantly over time, but as of December 31, 2014 it was XX years.

Principal Risks

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to its active positions in currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among

6

other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in U.S. or abroad.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

7

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

As of [Date], 2014, the Class Y Shares of the Fund had not commenced operations.

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund’s Class A Shares’ performance from year to year for the past ten calendar years and by showing how the Fund’s Class A Shares’ average annual returns for 1, 5 and 10 years, and since the Fund’s Class A Shares’ inception, compared with those of a broad measure of market performance. The Fund’s Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2005	2.18%
2006	4.55%
2007	4.04%
2008	-7.13%
2009	18.48%
2010	11.01%
2011	7.24%
2012	8.08%
2013	-1.56%
2014	XX %

Best Quarter	Worst Quarter
XX%	XX%
(XX/XX/XX)	(XX/XX/XX)

The Fund’s Class A total return (pre-tax) from [Date] to [Date] was XX%.

Average Annual Total Returns (for the periods ended December 31, 2014)

The Fund’s Class Y Shares have not yet commenced operations, and therefore do not have performance history for a full calendar year. This table compares the Fund’s Class A Shares’ average annual total returns for the period ended December 31, 2014 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

8

Core Fixed Income Fund — Class A	1 Year		5 Years		10 Years		Since Inception* (5/1/1987)
Return Before Taxes	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%	XX	%	XX	%
Barclays U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%	XX	%	XX	%

* Index returns are shown from May 31, 1987.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Jennison Associates LLC	Thomas G. Wolfe	Since 2010	Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager
	Erik S. Brown, CFA	Since 2010	Managing Director and Fixed Income Portfolio Manager
	Richard A. Klemmer, CFA	Since 2010	Managing Director and Fixed Income Portfolio Manager
	Miriam Zussman	Since 2013	Managing Director and Fixed Income Portfolio Manager
	Itai Lourie, CFA	Since 2010	Managing Director and Fixed Income Portfolio Manager
	Eric G. Staudt, CFA	Since 2012	Managing Director and Fixed Income Portfolio Manager

Metropolitan West Asset Management LLC	Tad Rivelle	Since 2002	Chief Investment Officer and Generalist Portfolio Manager
	Laird Landmann	Since 2002	President and Generalist Portfolio Manager
	Stephen Kane, CFA	Since 2002	Managing Director and Generalist Portfolio Manager
	Bryan Whalen	Since 2004	Managing Director and Generalist Portfolio Manager

Wells Capital Management Incorporated	Tom O’Connor	Since 2003	Managing Director, Senior Portfolio Manager and Co-Head
	Troy Ludgood	Since 2004	Managing Director, Senior Portfolio Manager and Co-Head

Western Asset Management Company	S. Kenneth Leech	Since 2014	Chief Investment Officer
	Carl L. Eichstaedt	Since 1997	Portfolio Manager
	Keith J. Gardner	Since 1997	Portfolio Manager and Co-Head of Emerging Market Debt
	Mark S. Lindbloom	Since 2005	Portfolio Manager
	Michael C. Buchanan	Since 2005	Portfolio Manager and Head of Global Credit

Western Asset Management Company Limited	S. Kenneth Leech	Since 2014	Chief Investment Officer

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page XX of this prospectus.

9

HIGH YIELD BOND FUND

Fund Summary

Investment Goal

Total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class Y Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.49%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Acquired Fund Fees and Expenses (AFFE)	XX	%
Total Annual Fund Operating Expenses	XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
High Yield Bond Fund — Class Y Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, zero coupon obligations and tranches of collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs).

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation, the Fund’s adviser (SIMC or the

10

Adviser). To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio. In managing the Fund’s assets, the Sub-Advisers and, to the extent applicable, SIMC, seek to select securities that offer a high current yield as well as total return potential. The Fund’s securities seek to be diversified as to issuers and industries. The Fund’s average weighted maturity may vary, but will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.

As noted above, the Fund will invest primarily in securities rated BB, B, CCC, CC, C and D. However, it may also invest in non-rated securities or securities rated investment grade (AAA, AA, A and BBB). The Fund may also invest in exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund’s yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

Principal Risks

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower of the loan and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

CDOs and CLOs Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

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Derivatives Risk—The Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that high yield fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

As of [Date], the Class Y Shares of the Fund had not commenced operations.

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund’s Class A Shares’ performance from year to year for the past ten calendar years and by showing how the Fund’s Class A Shares’ average annual returns for 1, 5 and 10 years, and since the Fund’s Class A Shares’ inception, compared with those of a broad measure of market performance. The Fund’s Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating

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expenses than Class A Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2005	2.07%
2006	10.11%
2007	1.48%
2008	-30.55%
2009	54.96%
2010	17.42%
2011	4.26%
2012	15.78%
2013	6.94%
2014	XX %

Best Quarter	Worst Quarter
XX%	XX%
(XX/XX/XX)	(XX/XX/XX)

The Fund’s Class A total return (pre-tax) from [Date] to [Date] was XX%.

Average Annual Total Returns (for the periods ended December 31, 2014)

The Fund’s Class Y Shares have not yet commenced operations, and therefore do not have performance history for a full calendar year. This table compares the Fund’s Class A Shares’ average annual total returns for the period ended December 31, 2014 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

High Yield Bond Fund — Class A	1 Year		5 Years		10 Years		Since Inception (1/11/1995)†
Return Before Taxes	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%	XX	%	XX	%
BofA Merrill Lynch U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%	XX	%	N/A

† The BofA Merrill Lynch U.S. High Yield Constrained Index Return for the “Since Inception” period is not provided since returns for the index are not available prior to 1996.

Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Adviser	Portfolio Manager	Experience with the Fund	Title with Adviser
SEI Investments Management Corporation	David S. Aniloff	Since 2005	Senior Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Ares Management LLC	Seth Brufsky	Since 2007	Portfolio Manager

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	Americo Cascella	Since 2007	Portfolio Manager
	John Leupp	Since 2007	Portfolio Manager

Benefit Street Partners L.L.C.	Thomas Gahan	Since 2014	Chief Executive Officer
	Mike Paasche	Since 2014	Senior Managing Director

Brigade Capital Management, LP	Donald E. Morgan III	Since 2009	Managing Partner

Delaware Investments Business Trust	Thomas H. Chow, CFA	Since 2012	Senior Vice President and Chief Investment Officer — Corporate Credit
Fund Advisers, a series of Delaware Management	Paul A. Matlack	Since 2012	Senior Vice President, Strategist and Senior Portfolio Manager, Fixed Income

J.P. Morgan Investment	Robert Cook	Since 2005	Managing Director, Lead Portfolio Manager
Management Inc.	Thomas Hauser	Since 2005	Managing Director, Co-Lead Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page XX of this prospectus.

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Purchase and Sale of Fund Shares

The minimum initial investment for Class Y Shares is $100,000 with minimum subsequent investments of $1,000. Such minimums may be waived at the discretion of SIMC. Notwithstanding the foregoing, a higher minimum investment amount may be required for certain types of investors to be eligible to invest in Class Y shares, as set forth in “Purchasing, Exchanging and Selling Fund Shares” on page 140. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds’ transfer agent (the Transfer Agent) or the Funds’ authorized agent, using certain SEI Investments Company (SEI) proprietary systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds generally are taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds’ shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers, who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goals. SIMC acts as “manager of managers” for the Funds pursuant to an exemptive order obtained from the SEC and attempts to ensure that the Sub-Advisers comply with the Funds’ investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds’ Board of Trustees. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds without submitting the sub-advisory agreements to a vote of the applicable Funds’ shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. In addition, SIMC may also directly manage a portion of the High Yield Bond Fund’s assets in a manner that it believes will help the Fund achieve its investment goals.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions; however, each Fund may also invest in other securities, use other strategies or engage in other investment practices. Each Fund may lend its securities to certain financial institutions in an attempt to earn additional income.

These investments and strategies, as well as those described in this prospectus, are described in more detail in the Funds’ Statement of Additional Information (SAI).

For temporary defensive or liquidity purposes or during unusual economic or market conditions, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund’s objectives. In addition, for temporary defensive purposes, the Tax-Managed Small/Mid Cap Fund may invest all or a portion of its assets in common stocks of larger, more established companies and in investment grade fixed income securities. The Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

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MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers, as applicable, make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and/or the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Funds will be unable to possess and sell the underlying collateral and that the Funds’ recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Funds may suffer a loss if they cannot sell collateral quickly and receive the amount they are owed.

Bank Loans — Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the participation. When the Funds purchase assignments from lenders, the Funds will acquire direct rights against the borrower on the loan. The Funds may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Funds’ ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below Investment Grade Securities (Junk Bonds) — Below investment grade securities (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns, but there is no guarantee that an investment in these securities will result in a high rate of return.

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CDOs and CLOs — CDOs and CLOs are types of asset-backed securities. CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Funds invest. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are discussed below. When a Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Convertible Securities and Preferred Stocks — Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or are not rated and are subject to credit risk and prepayment risk, which are discussed below.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed below.

Corporate Fixed Income Securities — Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. The Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Credit-Linked Notes — Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred

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with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note’s par value upon maturity, unless the referred credit defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event. A Fund’s investments in credit-linked notes are indirectly subject to the risks associated with derivative instruments, which are described below, and may be illiquid.

Currency — Certain Funds take active positions in currencies, which involve different techniques and risk analyses than the Funds’ purchase of securities or other investments. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Funds if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges they have entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Depositary Receipts — American Depositary Receipts (ADRs) are dollar-denominated depositary receipts typically issued by a U.S. financial institution that evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. Global Depositary Receipts (GDRs) are similar to ADRs but represent shares of foreign-based corporations generally issued by international banks in one or more markets around the world. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities, which are described below. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading markets and GDRs, many of which represent shares issued by companies in emerging markets, may be more volatile. Depositary receipts may be sponsored or unsponsored. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers, and there may not be a correlation between such information and the market value of the depositary receipts.

Derivatives — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts, credit-linked notes and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Funds, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Funds to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Funds will cause the value of your investment in the Funds to decrease. Futures Risk, Options Risk, Forward Contracts Risk and Swap Agreements Risk are each discussed below in further detail.

Distressed Securities — The High Yield Bond may invest in distressed securities. Distressed securities are debt securities or other securities or assets of companies or other assets experiencing financial distress, including bankruptcy. Distressed securities frequently do not produce income while they are outstanding and may require the High Yield Bond to bear certain extraordinary expenses in order to protect and recover their investments. Distressed securities are at high risk for default. If a distressed issuer defaults, the Funds may experience legal difficulties and negotiations with creditors and other claimants. The Funds may recover none or only a small percentage of their investments or have a time lag between when an investment is made and when the value of the investment is realized. Distressed securities may be illiquid.

Equity Market — Because certain Funds will significantly invest in equity securities, those Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of

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securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Exchange-Traded Products (ETPs) — The risks of owning interests of an ETP, such as an exchange-traded fund (ETF), exchange-traded note (ETN) or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer’s credit rating. By investing in an ETP, a Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Generally, ETNs are structured as senior, unsecured notes in which an issuer, such as a bank, agrees to pay a return based on the target commodity index less any fees. ETNs allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the NYSE) during normal trading hours. However, investors can also hold an ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced commodity. The value of an ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general, including the risk that a counterparty will fail to make payments when due or default.

Extension — Investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds may exhibit additional volatility.

Fixed Income Market — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets — Certain Funds may invest in foreign issuers, including issuers located in emerging market countries. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not

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necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Foreign Sovereign Debt Securities — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Forward Contracts — A forward contract, or a “forward”, involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for a Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Futures Contracts — Futures contracts, or “futures”, provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Funds may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

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Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of SIMC and the Sub-Advisers to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Hedged Strategies — Certain Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions. Although some of the Sub-Advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Sub-Advisers may use long-only strategies. The investment strategies employed by the Funds that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools the Sub-Advisers use to manage the Funds’ price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Interest Rate — Interest rate risk is the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company — Certain Funds may purchase shares of investment companies, such as open-end funds, ETFs and closed-end funds. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Certain closed-end funds are traded at market prices, which may vary from the net asset value of their underlying investments. In addition, a lack of liquidity in a closed-end fund could result in its value being more volatile than the underlying portfolio of securities. See also, “Exchange-Traded Products (ETPs),” above.

Investment Style — Investment style risk is the risk that a Fund’s investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds’ share prices and make the Funds’ returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations.

Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole.

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Mortgage-Backed Securities — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Funds’ mortgage-backed securities and, therefore, to assess the volatility risk of the Funds.

The privately issued mortgage-backed securities in which the Funds invest are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Funds and affect their share prices.

Options — An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Portfolio Turnover — Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment — Fund investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Reallocation — In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds. Because a large portion of the assets in the Funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

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REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through a Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also, indirectly, bear similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (1940 Act).

Securities Lending — Each Fund may lend its securities to certain financial institutions in an attempt to earn additional income. The Funds may lend their portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund that lends its securities may pay lending fees to a party arranging the loan.

Short Sales — Short sales are transactions in which a Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. Because a borrowed security could theoretically increase in price without limitation, the loss associated with short selling is potentially unlimited. To the extent that the Fund reinvests proceeds received from selling securities short, it may effectively create leverage, which is discussed above. Pursuant to its particular investment strategy, a Sub-Adviser may have a net short exposure in the portfolio of assets allocated to the Sub-Adviser.

Small and Medium Capitalization Issuers — Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively).

Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If a Fund is a seller of protection and a credit event occurs (as defined under the

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terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset it is attempting to replicate. Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above.

U.S. Government Securities — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC or the Adviser) constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond Fund, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a Strategy may reduce the Strategy’s overall level of volatility.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC’s investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds. Since a large portion of the assets in the Funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

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MORE INFORMATION ABOUT THE FUNDS’ BENCHMARK INDICES

The following information describes the various indices referred to in the Performance Information sections of this prospectus.

The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500 Index is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment. The Russell 2500 Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set.

The BofA Merrill Lynch U.S. High Yield Constrained Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. The BofA Merrill Lynch U.S. High Yield Constrained Index is priced daily and revisions are effected monthly. The BofA Merrill Lynch U.S. High Yield Constrained Index reflects the reinvestment of dividends.

The Barclays U.S. Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least 1 year.

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC, in addition to the Sub-Advisers and portfolio managers listed below, acts as the adviser and portfolio manager for a portion of the High Yield Bond Fund’s assets.

HIGH YIELD BOND FUND:

SIMC serves as the investment adviser to the High Yield Bond Fund. David S. Aniloff, CFA, may, to a limited extent, directly manage a portion of the assets in the High Yield Bond Fund in a manner that SIMC believes will help the High Yield Bond Fund achieve its investment goals. Mr. Aniloff joined SIMC in 2000 and currently serves as a senior portfolio manager on the Global High Yield Team. Mr. Aniloff was also a key developer of SIMC’s structured credit solutions and currently serves as co-portfolio manager with responsibility for security selection and portfolio construction. In addition, Mr. Aniloff has been integral in the development and implementation of SIMC’s proprietary structured credit monitoring technology. Mr. Aniloff also provides expertise and support for SIMC’s suite of Global High Yield Funds inclusive of manager evaluation and selection as well as risk management. Mr. Aniloff has held his current position with SIMC for more than 5 years.

In addition to serving as adviser and portfolio manager to a portion or all of the assets of the High Yield Bond Fund, SIMC acts as the manager of managers of each of the Funds and is responsible for the investment performance of the Funds since it allocates each Fund’s assets to one or more Sub-Advisers and recommends hiring or changing sub-advisers to the Board of Trustees. For those Funds for which SIMC serves as portfolio manager to all of the assets of the Fund, SIMC may, in the future, determine to act as a manager of manager with respect to some or all of the Fund’s assets and allocate Fund assets to one or more Sub-Advisers, upon approval from the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds’ investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

SIMC, a Securities and Exchange Commission (SEC) registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to all the Funds. SIMC makes investment decisions for the High Yield Bond Fund and continuously reviews, supervises and administers each Fund’s investment program.

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As of September 30, 2014, SIMC had approximately $XX billion in assets under management. For the fiscal year ended September 30, 2014, SIMC received investment advisory fees, as a percentage of each Fund’s average daily net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Tax-Managed Small/Mid Cap Fund	0.65%	XX	%
Core Fixed Income Fund	0.275%	XX	%
High Yield Bond Fund	0.4875%	XX	%
Real Return Fund	0.22%	XX	%
Multi-Strategy Alternative Fund	1.50%	XX	%

[A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory and sub-advisory agreements is available in the Funds’ Semi-Annual Report, which covers the period from October 1, 2013 to March 31, 2014, and the Funds’ Annual Report, which covers the period October 1, 2013 through September 30, 2014.]

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA). The Trust and each Fund are therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a “commodity pool operator” under the CEA with respect to certain products not included in this prospectus.

Information About Fee Waivers

The Funds’ total annual fund operating expenses of the Class Y Shares of the Funds for the current fiscal year are expected to differ from the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because the Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers of the Funds’ adviser, Funds’ administrator and/or the Funds’ distributor are limited to the Funds’ direct operating expenses and, therefore, will not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Funds’ actual total annual fund operating expenses for the current fiscal year are expected to be as follows:

Fund Name — Class Y Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)		Expected Total Annual Fund Operating Expenses (after fee waivers)		Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
Tax-Managed Small/Mid Cap Fund	XX	%	XX	%	XX	%
Core Fixed Income Fund	XX	%	XX	%	XX	%
High Yield Bond Fund	XX	%	XX	%	XX	%

* AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in other investment companies during the most recent fiscal year.

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Sub-Advisers and Portfolio Managers

TAX-MANAGED SMALL/MID CAP FUND:

As further described in the “Principal Investment Strategies” section of the Fund Summary for the Tax-Managed Small/Mid Cap Fund, each Sub-Adviser, except for Parametric Portfolio Associates LLC, will manage its portion of the Tax-Managed Small/Mid Cap Fund’s portfolio by making recommendations as to the purchase, sale and retention of assets, with those recommendations executed by Parametric as overlay manager. In addition to acting as overlay manager, Parametric manages a portion of the Tax-Managed Small/Mid Cap Fund’s portfolio.

AllianceBernstein L.P.: AllianceBernstein L.P. (AllianceBernstein), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small/Mid Cap Fund’s assets allocated to AllianceBernstein. Bruce K. Aronow, CFA is Team Leader and Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for the US Small/SMID Cap Growth consumer/commercial services sector. Mr. Aronow earned a B.A. with a minor in Economics from Colgate University. Mr. Aronow joined the firm in 1999 and has twenty-three years of industry experience. N. Kumar Kirpalani, CFA is Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for research and portfolio management for the financials, industrials and energy sectors. Mr. Kirpalani received a B.Tech. in Chemical Engineering from the Indian Institute of Technology and an M.B.A. from the University of Chicago. Mr. Kirpalani joined the firm in 1999 and has thirty years of industry experience. Samantha S. Lau, CFA serves as Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for research and portfolio management for the technology sector. Ms. Lau earned a B.S. in Finance and Accounting from the Wharton School of Business at the University of Pennsylvania. Ms. Lau joined the firm in 1999 and has seventeen years of industry experience. Wen-Tse Tseng is a Portfolio Manager/Analyst for the US Small/SMID Cap Growth products and is responsible for research and portfolio management for the healthcare sector. Mr. Tseng holds a B.S. from the National Taiwan University, an M.S. in Molecular Genetics and Microbiology from the Robert Wood Johnson Medical School at the University of Medicine and Dentistry of New Jersey and an M.B.A. from the Graziadio School of Business and Management at Pepperdine University. Mr. Tseng joined the firm in 2006 and has seventeen years of industry experience.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of J.P. Morgan Chase & Co., located at 270 Park Avenue, New York, New York 10017, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. Timothy Parton, CFA, a Managing Director and Portfolio Manager, manages the portion of the Tax-Managed Small/Mid Cap Fund’s assets allocated to JPMIM. Mr. Parton is a portfolio manager in the U.S. Equity Group. An employee since 1986, Mr. Parton has managed a variety of small and mid cap portfolios and has been managing the U.S. midcap growth strategy, which includes the JPMorgan Midcap Growth Fund, since November 2001 and the U.S. multicap growth strategy, which includes the JPMorgan Growth Advantage Fund, since its inception in September 2005. Mr. Parton holds a B.Sc. in Economics and Accounting from the University of Bristol in England. He is a member of the New York Society of Security Analysts and is a CFA charterholder.

Lee Munder Capital Group, LLC: Lee Munder Capital Group, LLC (LMCG), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. R. Todd Vingers, CFA and Donald Cleven, CFA manage the portion of the Tax-Managed Small/Mid Cap Fund’s assets allocated to LMCG. Both are members of the Value Team. Mr. Vingers, a Portfolio Manager, oversees the entire Value Team at LMCG and is responsible for researching within the small cap value universe. Mr. Vingers joined LMCG in 2002 as a small cap value portfolio manager and has over 23 years of investment experience. Mr. Cleven, a Portfolio Manager, joined LMCG in 2002 and has over 16 years of investment experience. Mr. Vingers is the Portfolio Manager for the small cap assets of the Tax-Managed Small/Mid Cap Fund, while Mr. Cleven is the Portfolio Manager for the mid cap value assets of the Tax-Managed Small/Mid Cap Fund.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. A team of investment professionals at Parametric, led by David Stein, Chief Investment Officer — Seattle Investment Center, Paul Bouchey, Managing Director of Research — Seattle Investment Center, and Thomas Seto, Managing Director of Portfolio Management & Trading — Seattle Investment Center, manages the portion of the Tax-Managed Small/Mid Cap Fund’s assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996, 2006 and 1998, respectively.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. On or about January 1, 2015, investment

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advisory services will be provided by Wellington Management Company LLP, a Delaware limited liability partnership. Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, serves as Portfolio Manager of the portion of the Tax-Managed Small/Mid Cap Fund’s assets allocated to Wellington Management. Mr. Angeli joined Wellington Management as an investment professional in 1994.

William Blair & Company L.L.C.: William Blair & Company L.L.C. (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA and Chad M. Kilmer, CFA serve as Portfolio Managers for the portion of the Tax-Managed Small/Mid Cap Fund’s assets allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006.

CORE FIXED INCOME FUND:

Jennison Associates LLC: Jennison Associates LLC (Jennison), located at 466 Lexington Avenue, New York, New York 10017 (Main Office) and One International Place, 43rd Floor, Boston, Massachusetts 02110 (Fixed Income Management), serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund’s assets allocated to Jennison. The team consists of Thomas G. Wolfe, Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager; Erik S. Brown, CFA, Managing Director and Fixed Income Portfolio Manager; Richard A. Klemmer, CFA, Managing Director and Fixed Income Portfolio Manager; Miriam Zussman, Managing Director and Fixed Income Portfolio Manager; Itai Lourie, CFA, Managing Director and Fixed Income Portfolio Manager; and Eric G. Staudt, CFA, Managing Director and Fixed Income Portfolio Manager. Mr. Wolfe joined Jennison in 1999 as a portfolio manager and is the Head of the Fixed Income team. He is responsible for co-developing and managing overall portfolio strategy and overseeing corporate bond selection. Mr. Brown joined Jennison in 1989 as a fixed income trader specializing in mortgage securities. Since 1997 he has been part of the portfolio management team with primary responsibility for mortgage strategies; he also develops and implements strategy for yield curve, Treasury/agency securities and futures. Mr. Klemmer joined Jennison in 1982 to help develop its proprietary fixed income analytic systems and to participate in the management of structured fixed income portfolios. He shares responsibility for asset backed and commercial mortgage backed securities and corporate credit analysis along with portfolio management duties. Ms. Zussman joined Jennison in May 2004 as a senior vice president and fixed income portfolio manager. From 2006 to January 2012, she provided her credit expertise on a full time basis to Jennison as an outside consultant. Ms. Zussman rejoined Jennison beginning February 2012 as a managing director and fixed income portfolio manager. Mr. Lourie joined Jennison in 1996 as a fixed income trader and was the lead trader for Treasuries, agencies and mortgage-backed securities until joining the portfolio management team in 2005. He develops and implements investment strategies in the same sectors. In addition, Mr. Lourie works on asset/liability modeling and analysis. Mr. Staudt joined Jennison in 2010 to add to the depth of Jennison’s credit team. He is responsible for developing and implementing strategies in the credit sector. For the previous 11 years, he worked at UBS Global Asset Management. While there, he was a senior credit analyst for three years prior to becoming a fixed income portfolio manager in 2001 and senior fixed income portfolio manager in 2005.

Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC (MetWest), located at 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund’s assets allocated to MetWest. The team consists of Tad Rivelle, MetWest’s Chief Investment Officer and Generalist Portfolio Manager, who is responsible for developing the firm’s long-term economic outlook that guides strategies; Laird Landmann, President and Generalist Portfolio Manager, Stephen Kane, CFA, Managing Director and Generalist Portfolio Manager and Bryan Whalen, Managing Director and Generalist Portfolio Manager who co-manage security selection and the trade execution process. Messrs. Rivelle, Landmann and Kane founded MetWest in August 1996. Mr. Whalen has been with MetWest since May 2004.

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Core Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Tom O’Connor, Managing Director, Senior Portfolio Manager and Co-Head, and Troy Ludgood, Managing Director, Senior Portfolio Manager and Co-Head, manages the portion of the Core Fixed Income Fund’s assets allocated to WellsCap. Mr. O’Connor joined WellsCap in 2000 and began his investment career in 1988. Mr. Ludgood joined WellsCap in 2004 and began his investment career in 2000. The Montgomery

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Core Fixed Income portfolio managers are responsible for overseeing WellsCap’s core fixed income strategy, which is employed by the Core Fixed Income Fund.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals led by Chief Investment Officer S. Kenneth Leech and Portfolio Managers Carl L. Eichstaedt, Keith J. Gardner, Mark S. Lindbloom and Michael C. Buchanan, manages the portion of the Core Fixed Income Fund’s assets allocated to Western Asset. Messrs. Eichstaedt, Gardner, Lindbloom and Buchannan are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech, Eichstaedt and Gardner have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Leech joined Western Asset as a Portfolio Manager in 1990, Mr. Eichstaedt joined Western Asset as a Portfolio Manager in 1994, Mr. Gardner joined Western Asset as a Portfolio Manager in 1994 and both Mr. Lindbloom and Mr. Buchanan joined Western Asset as Portfolio Managers in 2005. Mr. Gardner and Mr. Buchanan also serve as Western Asset’s Co-Head of Emerging Market Debt and Head of Global Credit, respectively.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western Asset Limited), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a Sub-Adviser to the Core Fixed Income Fund. Chief Investment Officer S. Kenneth Leech manages the portion of the Core Fixed Income Fund’s assets allocated to Western Asset Limited. Mr. Leech is responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Mr. Leech joined Western Asset companies in 1990.

HIGH YIELD BOND FUND:

Ares Management LLC: Ares Management LLC (Ares LLC), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a Sub-Adviser to the High Yield Bond Fund. A team of investment professionals manages the portion of the High Yield Bond Fund’s assets allocated to Ares LLC. The team consists of Seth Brufsky, Americo Cascella and John Leupp. Mr. Brufsky joined Ares LLC in March 1998 as a Portfolio Manager. Mr. Cascella joined Ares LLC in August 1998 as a Senior Investment Analyst and became a Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Tradable Credit Group and currently serves as a Portfolio Manager. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 24 years, 20 years and 25 years, respectively, of experience with the leveraged finance asset class.

Benefit Street Partners L.L.C.: Benefit Street Partners L.L.C. (Benefit Street), located at 9 West 57th Street, Suite 4700, New York, NY 10019, serves as Sub-Adviser to the High Yield Bond Fund. Benefit Street was formed in February 2011, and is an affiliate of Providence Equity Capital Markets (PECM), the debt investment arm of Providence Equity Partners L.L.C. (PEP), a leading sector-specialized private equity firm. PECM was established in 2008 as the debt investment arm of PEP. Since 2011, Benefit Street is the investment manager of all credit funds for the debt investment arm. Thomas Gahan and Michael Paasche manage the portion of the assets of the High Yield Bond Fund allocated to Benefit Street. Mr. Gahan is the founder and Chief Executive Officer of Benefit Street. Michael Paasche has been a Senior Managing Director of PECM and its affiliates since 2008.

Brigade Capital Management, LP: Brigade Capital Management, LP (Brigade), located at 399 Park Avenue, 16th Floor, New York, New York 10022, serves as a Sub-Adviser to the High Yield Bond Fund. Donald E. Morgan III manages the portion of the High Yield Bond Fund’s assets allocated to Brigade and is responsible for the day-to-day management and investment decisions made with respect to the High Yield Bond Fund. Mr. Morgan formed Brigade in 2006 and has served as the Managing Partner of Brigade since that date. Prior to forming Brigade, Mr. Morgan was the Head of the High Yield Division of MacKay Shields LLC from 2000 to 2006.

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust: Delaware Investments Fund Advisers (DIFA), a series of Delaware Management Business Trust (DMBT), located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the High Yield Bond Fund. Sub-advisory services were transitioned from Delaware Management Company (DMC) to DIFA, an affiliate of DMC and a series of DMBT, in May of 2013. DMBT is a subsidiary of Delaware Management Holdings, Inc. (DMHI). Delaware Investments is the marketing name for DMHI and its subsidiaries. Thomas H. Chow, CFA, Senior Vice President, is a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation in credit exposures. He is the lead portfolio manager for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, as well as several institutional mandates. Mr. Chow’s experience includes significant exposure to asset liability management strategies, and credit

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risk opportunities including high yield mutual funds and strategies. Prior to joining Delaware Investments in 2001 as a portfolio manager working on the Lincoln General Account, he was a trader of high grade and high yield securities, and was involved in the portfolio management of high yield collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Mr. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute. Paul A. Matlack, Senior Vice President, is a strategist and senior portfolio manager for the firm’s fixed income team. Mr. Matlack rejoined the firm in May 2010. During his previous time at Delaware Investments, from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Mr. Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor’s degree in international relations from the University of Pennsylvania and an M.B.A. with a concentration in finance from George Washington University.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 270 Park Avenue, New York, New York 10017, serves as a Sub-Adviser to the High Yield Bond Fund. Robert Cook, a Managing Director and Lead Portfolio Manager, and Thomas Hauser, a Managing Director and Co-Lead Portfolio Manager, manage the portion of the High Yield Bond Fund’s assets allocated to JPMIM. Mr. Cook is the head of the High Yield Fixed Income team and is responsible for co-managing high yield total return assets. Mr. Hauser is responsible for co-managing high yield total return assets as well as overseeing the high yield trading effort. Messrs. Cook and Hauser joined JPMIM in 2004.]

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was initially filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania (the “Court”) on December 11, 2013. On August 28, 2014, the Court granted SIMC’s motion to dismiss the initial complaint in the lawsuit, but also granted plaintiffs leave to amend the complaint. On October 2, 2014, plaintiffs filed an amended complaint. In the amended complaint, SEI Investments Global Funds Services (“SGFS”) was added as a defendant. The plaintiffs bring the case as a shareholder derivative action against SIMC and SGFS on behalf of certain SEI funds. The claims were based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the fund or its affiliates for an alleged breach of fiduciary duty with respect to compensation received by the adviser or its affiliates. The plaintiffs bring the suit against SIMC and SGFS with respect to five specific SEI Funds: the International Equity Fund, which is a series of this SEI Institutional International Trust, the High Yield Bond, Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of the SEI Institutional Managed Trust, and the Intermediate Term Municipal Fund, which is a series of the SEI Tax Exempt Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged “excessive” fees earned by SIMC and SGFS beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC and SGFS allegedly violated Section 36(b) and enjoining SIMC and SGFS from further alleged violations; and (3) rescission of SIMC’s and SGFS’s contracts with the funds, and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC continues to dispute the claims, and intends to continue to vigorously defend the matter.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called redeem) Class Y Shares of the Funds. Class Y Shares may only be purchased by:

•  bank trust departments or other financial firms, for the benefit of their clients, that have entered into an agreement with the Funds’ Distributor permitting the purchase of Class Y shares;

•  institutions, such as defined benefit plans, defined contribution plans, healthcare plans and board designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, subject to a minimum initial investment of least $25,000,000 in Class Y shares of the SEI Funds;

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•  clients that have entered into an investment advisory agreement with SIMC with respect to their assets invested in the Funds; and

•  other SEI mutual funds.

In the event that a shareholder no longer meets the eligibility requirements for investment in the Class Y Shares, the Fund may, in its discretion, elect to convert such shareholder’s Class Y Shares into a Class of Shares of the same Fund for which such shareholder does meet the eligibility requirements. If such investor meets the eligibility requirements for more than one other Class, then such shareholder’s Class Y Shares shall be convertible into shares of the Class having the lowest total annual operating expenses (disregarding fee waivers) for which such shareholder meets the eligibility requirements

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Authorized financial institutions and intermediaries may purchase, sell or exchange Class Y Shares by placing orders with the Transfer Agent or the Funds’ authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in a Fund in any twelve-month period). For more information regarding the Funds’ policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

Each Fund calculates its net asset value per share (NAV) once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). For you to receive the current Business Day’s NAV, generally a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. You may obtain the current NAV of a Fund by calling 1-800-DIAL-SEI.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if

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there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (Fair Value Procedures), as described below.

Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board of Trustees.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Funds’ Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could

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materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds’ administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Funds’ administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more “round trips” in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds’ policies, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques. Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable

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the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds’ ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Funds’ overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class Y Shares of any Fund for Class Y Shares of any other fund of SEI Institutional Managed Trust on any Business Day by contacting the Funds directly by mail or telephone. For information about how to exchange Fund shares through your authorized financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days’ notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. Each Fund reserves the right to

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refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund’s other shareholders or possibly disruptive to the management of the Fund.

When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor’s financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days to make a payment. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would bear the risk of the securities that are distributed to you declining in value between the time they are distributed and the time they are sold.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Redemption Fee

Each Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor or multiple accounts managed by the same discretionary investment manager) that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The redemption fee applies to the entire amount of the redemption or series of redemptions that triggered the redemption fee and is not limited to redemption amounts in excess of such specified dollar threshold. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the “Shareholder Fees” table for each Fund.

The purpose of the redemption fee is to offset the cost to a Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30-day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30-day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

35

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee will apply to shares purchased with reinvested dividends or distributions.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds’ SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds’ policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Tax-Managed Small/Mid Cap Fund distributes its investment income quarterly. The Core Fixed Income and High Yield Bond Funds declare their net investment income daily and distribute it monthly. The Funds distribute their investment income as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes [To be updated]

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

36

At least annually, each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.

Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Distributions that the Funds receive from an ETF taxable as a regulated investment company or a REIT will be treated as qualified dividend income only to the extent so designated by such ETF or REIT. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). It is expected that distributions from the High Yield Bond and Core Fixed Income Funds will primarily consist of ordinary income and that distributions from such Funds will not be eligible for the lower tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are taxable at the maximum rate of 20%.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stocks and securities of foreign corporations, a Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund. The Funds will notify you if they make such election.

The Tax-Managed Small/Mid Cap uses a tax management technique known as highest in, first out. Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

Each Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to shareholders the cost basis information for shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of its shares, each Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of its shares, each Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, each Fund will use the method that has been communicated to you. The cost basis method elected by shareholders (or the cost basis method applied by default) for each sale of a Fund’s shares may not be changed after the settlement date of each such sale of a Fund’s shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. The requirement to only report the gross proceeds from the sale of a Fund’s shares continues to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date. Shareholders also should carefully review the cost basis information provided to them by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. Shareholders also

37

should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Beginning January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds’ SAI contains more information about taxes.

FINANCIAL HIGHLIGHTS

As of [Date], the Funds’ Class Y Shares had not yet commenced operations. Accordingly, financial highlights are not available.

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Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated [January 31, 2015] includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds’ holdings and contain information from the Funds’ managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI
By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet: The Trust makes available its SAI and Annual and Semi-Annual Reports, free of charge, on or through the Funds’ Website at www.seic.com/funds. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust’s Investment Company Act registration number is 811-04878.

seic.com

The information in this Statement of Additional Information is not complete and may be changed.  The Trust may not sell these securities until the amendment to the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Small/Mid Cap Fund

Ticker Symbols: Class A—STMSX Class Y—[XXXXX]

Core Fixed Income Fund

Ticker Symbols: Class A—TRLVX, Class I—SCXIX Class Y—[XXXXX]

High Yield Bond Fund

Ticker Symbols: Class A—SHYAX, Class I—SEIYX Class Y—[XXXXX]

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Adviser:

SEI Investments Management Corporation

Sub-Advisers:

[TO BE UPDATED]

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional Managed Trust (the “Trust”) and should be read in conjunction with the Trust’s Class A, Class I and Class Y Shares prospectuses (the “Prospectuses”), each dated [January 31, 2015]. The Prospectuses may be obtained upon request and without charge by writing the Trust’s distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust’s financial statements for the fiscal year ended September 30, 2014, including notes thereto and the report of the Independent Registered Public Accounting Firm thereon, are incorporated herein by reference from the Trust’s 2014 Annual Report. A copy of the 2014 Annual Report must accompany the delivery of this Statement of Additional Information.

[January 31, 2015]

SEI-F-XXX (X/XX)

Subject to Completion. Preliminary Statement of Additional Information dated November 26, 2014.

TABLE OF CONTENTS

THE TRUST	S-1
INVESTMENT OBJECTIVES AND POLICIES	S-1
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-4
American Depositary Receipts	S-5
Asset-Backed Securities	S-5
Commercial Paper	S-6
Commodity Investments	S-6
Construction Loans	S-6
Credit Linked Notes	S-7
Demand Instruments	S-7
Distressed Securities	S-7
Dollar Rolls	S-7
Equity-Linked Warrants	S-8
Equity Securities	S-8
Eurobonds	S-9
Exchange Traded Notes	S-9
Fixed Income Securities	S-10
Foreign Securities	S-12
Forward Foreign Currency Contracts	S-13
Futures and Options on Futures	S-15
Government National Mortgage Association (“GNMA”) Securities	S-16
High Yield Foreign Sovereign Debt Securities	S-17
Illiquid Securities	S-17
Insurance Funding Agreements	S-17
Interfund Lending and Borrowing Arrangements	S-17
Investment Companies	S-18
Loan Participations and Assignments	S-18
Money Market Securities	S-19
Mortgage-Backed Securities	S-19
Mortgage Dollar Rolls	S-22
Municipal Securities	S-22
Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-23
Obligations of Supranational Entities	S-23
Options	S-24
Pay-In-Kind Bonds	S-25
Privatizations	S-25
Put Transactions	S-25
Receipts	S-26
Real Estate Investment Trusts	S-26
Real Estate Operating Companies (“REOCs”)	S-26
Repurchase Agreements	S-26
Restricted Securities	S-27
Reverse Repurchase Agreements and Sale-Buybacks	S-27
Securities Lending	S-27
Short Sales	S-28
Sovereign Debt	S-29
Structured Securities	S-29
Swaps, Caps, Floors, Collars and Swaptions	S-29
Tracking Error	S-29
U.S. Government Securities	S-31
Variable and Floating Rate Instruments	S-31
When-Issued and Delayed Delivery Securities	S-32

Yankee Obligations	S-32
Zero Coupon Securities	S-32
INVESTMENT LIMITATIONS	S-33
THE ADMINISTRATOR AND TRANSFER AGENT	S-35
THE ADVISER AND SUB-ADVISERS	S-36
DISTRIBUTION AND SHAREHOLDER SERVICING	S-37
TRUSTEES AND OFFICERS OF THE TRUST	S-39
PROXY VOTING POLICIES AND PROCEDURES	S-46
PURCHASE AND REDEMPTION OF SHARES	S-47
TAXES	S-48
PORTFOLIO TRANSACTIONS	S-53
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-55
DESCRIPTION OF SHARES	S-56
LIMITATION OF TRUSTEES’ LIABILITY	S-57
CODES OF ETHICS	S-57
VOTING	S-57
SHAREHOLDER LIABILITY	S-57
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-57
MASTER/FEEDER OPTION	S-58
CUSTODIANS	S-58
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-58
LEGAL COUNSEL	S-58
DESCRIPTION OF RATINGS	A-1

[January 31, 2015]

THE TRUST

SEI Institutional Managed Trust (the “Trust”) is an open-end management investment company that offers shares of diversified and non-diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated October 17, 1986. The Declaration of Trust permits the Trust to offer separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of shares of such portfolios. Shareholders may purchase shares in certain portfolios through separate classes. Various share classes may be offered, which may provide for variations in transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Except for differences among the classes pertaining to various expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

This Statement of Additional Information (“SAI”) relates to the following portfolios: Tax-Managed Small/Mid Cap, Core Fixed Income and High Yield Bond Funds (each, a “Fund” and, together, the “Funds”), including all classes of the Funds.

The investment adviser, SEI Investments Management Corporation (“SIMC” or the “Adviser”) and investment sub-advisers (each, a “Sub-Adviser” and, together, the “Sub-Advisers”) to the Funds are referred to collectively as the “advisers.”

INVESTMENT OBJECTIVES AND POLICIES

TAX-MANAGED SMALL/MID CAP FUND—The investment objective of the Tax-Managed Small/Mid Cap Fund is to achieve high long-term after-tax returns for its shareholders. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and medium capitalization companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between approximately $35.70 million and $10.79 billion as of December 31, 2013) at the time of purchase. The market capitalization range and the composition of the Russell 2500 Index are subject to change.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. In managing its portion of the Fund’s assets, each Sub-Adviser generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell-side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

The Fund seeks to manage the impact of taxes through the use of a Sub-Adviser that acts as an overlay manager implementing the portfolio recommendations of the Sub-Advisers. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser’s recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the other Sub-Advisers, with the weighting of each Sub-Adviser’s model in the total portfolio determined by SIMC. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, with limited authority to vary from such aggregation, primarily for the purpose of seeking efficient tax management of the Fund’s securities transactions. The overlay manager may also, to a lesser extent, deviate from such aggregation for the purposes of risk management and transaction cost management. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible.

The Fund may invest in securities of foreign issuers and in ADRs traded on registered exchanges or on NASDAQ. The Fund’s investments in equity securities include common and preferred stocks and REITs. The Fund may also, to a lesser extent, invest in equity securities of large capitalization companies. Any remaining assets may be invested in other equity securities, and investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities. The Fund may acquire shares of other investment companies, when-issued and delayed-

delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

The Fund is designed for long-term taxable investors, including high net worth individuals. The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time. In addition to the use of the overlay manager described above, the Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund’s realization of investment income and capital gains. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

The Fund’s exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase shares of securities or other instruments directly. Pursuant to orders issued by the SEC to certain ETF complexes and procedures approved by the Board, the Fund may invest in such ETFs in excess of the limitations otherwise imposed by the federal securities laws, provided that the Fund otherwise complies with the conditions of the applicable SEC order, as it may be amended, and any other investment limitations applicable to the Fund. The particular ETF complexes in which the Fund may invest and additional information about the limitations of such investments are further described under the heading “Exchange-Traded Funds” in the sub-section “Investment Companies” of the “Description of Permitted Investments and Risk Factors” section below.

CORE FIXED INCOME FUND—The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will invest primarily in investment and non-investment grade (junk bond) U.S. and foreign corporate and government fixed income securities, including emerging market, asset-backed securities and mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline.

U.S. and foreign fixed income securities, including emerging market, corporate and government fixed income securities, in which the Fund may invest consist of: (i) corporate bonds and debentures, (ii) obligations issued by the U.S. Government, its agencies and instrumentalities, or a foreign government, (iii) municipal securities of issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations, (iv) receipts involving U.S. Treasury obligations, (v) mortgage-backed securities, (vi) asset-backed securities, (vii) zero coupon, pay-in-kind or deferred payment securities and (viii) securities issued on a when-issued and a delayed-delivery basis, including TBA mortgage-backed securities. Such securities may be denominated in either U.S. dollars or foreign currency.

Any remaining assets may be invested in: (i) interest-only and principal-only components of mortgage-backed securities, (ii) mortgage dollar rolls, (iii) warrants, (iv) money market securities, (v) construction loans, (vi) Yankee obligations and (vii) reverse repurchase agreements and sale buybacks. In addition, the Fund may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures, foreign currency contracts and enter into swap transactions, including caps, collars, floors and swaptions. The Sub-Advisers may engage in currency transactions using futures contracts, foreign currency forward contracts and other derivatives either to seek to hedge the Fund’s currency exposure or to enhance the Fund’s returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-). However, the Fund may also invest in non-rated securities or securities rated below investment grade (BB+, B and CCC). The Fund may also borrow money, invest in illiquid securities and shares of other investment companies and lend its securities to qualified borrowers.

The Fund may also invest in futures contracts, forward contracts, options and swaps for speculative or hedging purposes. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage the Fund’s yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (“participations”) and assignments of all or a portion of the loans from third parties (“assignments”).

While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays U.S. Aggregate Bond Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The dollar-weighted average duration of the Barclays U.S. Aggregate Bond Index varies significantly over time, but as of December 31, 2014 it was XX years. For example, a 5 year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase shares of securities or other instruments directly. Pursuant to orders issued by the SEC to certain ETF complexes and procedures approved by the Board, the Fund may invest in such ETFs in excess of the limitations otherwise imposed by the federal securities laws, provided that the Fund otherwise complies with the conditions of the applicable SEC order, as it may be amended, and any other investment limitations applicable to the Fund. The particular ETF complexes in which the Fund may invest and additional information about the limitations of such investments are further described under the heading “Exchange-Traded Funds” in the sub-section “Investment Companies” of the “Description of Permitted Investments and Risk Factors” section below.

HIGH YIELD BOND FUND—The investment objective of the High Yield Bond Fund is to maximize total return. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, zero coupon obligations, tranches of collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”).

The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio. In managing the Fund’s assets, the Sub-Advisers and, to the extent applicable, SIMC, seek to select securities that offer a high current yield as well as total return potential. The Fund’s securities seek to be diversified as to issuers and industries. The Fund’s average weighted maturity may vary but will generally not exceed ten years. There is no limit on the maturity or credit quality of any security. In addition, the Fund may invest in unrated securities.

The Fund may invest in all types of fixed income securities issued by domestic and foreign issuers, including: (i) mortgage-backed securities; (ii) asset-backed securities; (iii) zero coupon, pay-in-kind or deferred payment securities; (iv) variable and floating rate instruments; and (v) Yankee obligations.

Any assets of the Fund not invested in the fixed income securities described above may be invested in: (i) convertible securities; (ii) preferred stocks; (iii) equity securities; (iv) investment grade fixed income securities; (v) money market securities; (vi) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities; and (vii) forward foreign currency contracts. The Fund may invest in U.S. dollar-denominated obligations and securities of foreign issuers. In addition, the Fund may purchase or write options, futures and options on futures and enter into swap transactions, including caps, collars, floors, credit default swaps and swaptions. The Fund may invest in ADRs traded on registered exchanges or on NASDAQ. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.

The advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.

The Fund will invest primarily in securities rated BB, CCC, CC, C and D. However, it may also invest in non-rated securities or securities rated investment grade (AAA, AA, A and BBB). The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (“participations”) and assignments of all or a portion of the loans from third parties (“assignments”).

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund’s yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The “Appendix” to this SAI sets forth a description of the bond rating categories of several Nationally Recognized Statistical Rating Organizations (“NRSROs”). The ratings established by each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality, and may not reflect changes in an issuer’s creditworthiness. Accordingly, although the Sub-Advisers will consider ratings, they will perform their own analyses and will not rely principally on ratings. The Sub-Advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.

The achievement of the Fund’s investment objective may be more dependent on a Sub-Adviser’s own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase shares of securities or other instruments directly. Pursuant to orders issued by the SEC to certain ETF complexes and procedures approved by the Board, the Fund may invest in such ETFs in excess of the limitations otherwise imposed by the federal securities laws, provided that the Fund otherwise complies with the conditions of the applicable SEC order, as it may be amended, and any other investment limitations applicable to the Fund. The particular ETF complexes in which the Fund may invest and additional information about the limitations of such investments are further described under the heading “Exchange-Traded Funds” in the sub-section “Investment Companies” of the “Description of Permitted Investments and Risk Factors” section below.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds’ “Investment Objectives and Policies” section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the advisers, such investments or investment practices will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. SIMC or a Sub-Adviser, as applicable, may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by a Fund’s stated investment policies, including those stated below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s investment objective.

AMERICAN DEPOSITARY RECEIPTS—American Depositary Receipts (“ADRs”), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”), Continental Depositary Receipts (“CDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. The Funds may invest in ADRs. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

Although the two types of depositary receipt facilities (unsponsored and sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, home equity loans and credit card receivables. Other asset-backed securities may be created in the future. The Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Collateralized Debt Obligations. Collateralized debt obligations (“CDOs”) are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (“CLO”) if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics which are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity. Certain Funds may also invest in interests in warehousing facilities. Prior to the closing of a CDO, an investment bank or other entity that is financing the CDO’s structuring may provide a warehousing facility to finance the acquisition of a portfolio of initial assets. Capital raised during the closing of the CDO is then used to purchase the portfolio of initial assets from the warehousing facility. A warehousing facility may have several classes of loans with differing seniority levels with a subordinated or “equity” class typically purchased by the manager of the CDO or other investors such as the Funds. One of the most significant risks to the holder of the subordinated class of a warehouse facility is the market value fluctuation of the loans acquired. Subordinated equity holders generally acquire the first loss positions which bear the impact of market losses before more senior positions upon settling the warehouse facility. Further, warehouse facility transactions often include event of default provisions and other collateral threshold requirements that grant senior holders or the administrator certain rights (including the right to liquidate warehouse positions) upon the occurrence of various triggering events including a decrease in the value of warehouse collateral. In addition, a subordinate noteholder may be asked to maintain a certain level of loan-to-value ratio to mitigate this market value risk. As a result, if the market value of collateral loans decreases the subordinated noteholder may need to provide additional funding to maintain the warehouse lender’s loan-to-value ratio.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

In addition to the general risks associated with debt securities discussed in this SAI and the Prospectuses, asset-backed securities carry additional risks including, but not limited to, the possibilities that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

For the purposes of the Funds’ concentration policies, asset-based securities will be classified according to the underlying assets securing such securities.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance generally not exceeding 270 days. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities. The value of commercial paper will tend to fall when interest rates rise and rise when interest rates fall.

CONSTRUCTION LOANS—In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration (“FHA”) under various federal programs of the National Housing Act of 1934 and its amendments. The Funds may invest in construction loans. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association (“GNMA”) insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development (“HUD”) through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor’s construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate (“CLC”). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate (“PLC”). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs nor PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

CREDIT-LINKED NOTES—Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs then the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note’s par value upon maturity, unless the referred credit defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event.

DEMAND INSTRUMENTS—Certain instruments may entail a demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable  amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under “Illiquid Securities.”

DISTRESSED SECURITIES—Distressed securities are securities of issuers that are in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. Distressed securities are considered risky investments although they also may offer the potential for correspondingly high returns. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies.

DOLLAR ROLLS—Dollar rolls are transactions in which securities (usually mortgage-backed securities) are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and may initially involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, Funds will “cover” any dollar roll as required by the 1940 Act.

EQUITY-LINKED WARRANTS—Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds. The Funds may invest in equity-linked warrants.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker (but an adviser selects to mitigate this risk by only purchasing from issuers with high credit ratings). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be “investment companies” as defined in the 1940 Act. As a result, a Fund’s investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. The Funds may invest in equity securities. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds purchase and sell equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the U.S. on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. The Funds may purchase preferred stock of all ratings, as well as unrated stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities. The Funds that invest in convertible securities may purchase convertible securities of all ratings, as well as unrated securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies typically have lower trading volumes and consequently are often less liquid. They may also have less market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EUROBONDS—A Eurobond is a fixed income security denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars or U.S. dollars held in banks outside of the United States, they may pay principal and interest in other currencies.

EXCHANGE-TRADED PRODUCTS (“ETPs”)—A Fund may directly purchase shares of or interests in exchange-traded products (“ETPs”) (including exchange-traded funds structured as investment companies (“ETFs”), exchange-traded notes (“ETNs”) and exchange-traded commodity pools). The Funds will only invest in ETPs to the extent consistent with their investment objectives, policies, strategies and limitations.

The risks of owning interests of ETPs generally reflect the risks of owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer’s credit rating. By investing in an ETP, a Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

ETFs. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

ETNs. ETNs are generally senior, unsecured, unsubordinated debt securities issued by a sponsor. ETNs are designed to provide investors with a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets. An ETN’s returns are based on the performance of a market index minus fees and expenses. ETNs are not equity investments or investment companies, but they do share some characteristics with those investment vehicles. As with equities, ETNs can be shorted, and as with ETFs and index funds, ETNs are designed to track the total return performance of a benchmark index. Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. The market value of an ETN is determined by supply and demand, the current performance of the market index to which the ETN is linked and the credit rating of the ETN issuer.

The market value of ETN shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities/commodities/instruments underlying the index that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer’s credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its net asset value.

Certain ETNs may not produce qualifying income for purposes of the Qualifying Income Test (as defined below in the section entitled “Taxes”), which must be met in order for a Fund to maintain its status as a regulated investment company under the Code. The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but a Fund may not be able to accurately predict the non-qualifying income from these investments (see more information in the “Taxes” section of this SAI).

Exchange-Traded Commodity Pools. Exchange-traded commodity pools are similar to ETFs in some ways, but are not structured as registered investment companies. Shares of exchange-traded commodity pools trade on an exchange and are registered under the Securities Act of 1933, as amended (the “1933 Act”). Unlike mutual funds, exchange-traded commodity pools generally will not distribute dividends to shareholders. There is a risk that the changes in the price of an exchange-traded commodity pool’s shares on the exchange will not closely track the changes in the price of the underlying commodity or index that the pool is designed to track. This could happen if the price of shares does not correlate closely with the pool’s net asset value (“NAV”), the changes in the pool’s NAV do not correlate closely with the changes in the price of the pool’s benchmark, or the changes in the benchmark do not correlate closely with the changes in the cash or spot price of the commodity that the benchmark is designed to track. Exchange-traded commodity pools are often used as a means of investing indirectly in a particular commodity or group of commodities, and there are risks involved in such investments. The risks and hazards that are inherent in a commodity or group of commodities may cause the price of that commodity or group of commodities to fluctuate widely, which will, in turn, affect the price of the exchange-traded commodity pool that invests in that commodity or group of commodities. The regulation of commodity interest transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. Considerable regulatory attention has been focused on non-traditional investment pools that are publicly distributed in the United States. There is a possibility of future regulatory changes within the United States altering, perhaps to a material extent, the nature of an investment in exchange-traded commodity pools or the ability of an exchange-traded commodity pool to continue to implement its investment strategy. In addition, various national governments outside of the United States have expressed concern regarding the disruptive effects of speculative trading in the commodities markets and the need to regulate the derivatives markets in general. The effect of any future regulatory change on exchange-traded commodity pools is impossible to predict, but could be substantial and adverse.

Certain exchange-traded commodity pools may not produce qualifying income for purposes of the Qualifying Income Test (as defined below in the section entitled “Taxes”), which must be met in order for the Funds to maintain their status as regulated investment companies under the Code. The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Funds may not be able to accurately predict the non-qualifying income from these investments (see more information in the “Taxes” section of this SAI).

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers but may also include structured securities that provide for participation interests in debt obligations. The Funds may invest in fixed income securities. The market value of the fixed income securities in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund’s net asset value.

Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities’ yield or value or the yield or value of the Fund’s shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by a Fund’s adviser. See “Description of Ratings” for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer’s creditworthiness. Securities rated Baa3 by Moody’s or BBB- by S&P or higher are considered by those rating agencies to be “investment grade” securities, although securities rated Baa3 or BBB- lack outstanding investment characteristics and have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by the Fund is downgraded below investment grade, an adviser will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Lower Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as “junk bonds” or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, an adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale  of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

The High Yield Bond may invest in securities rated as low as “C” by Moody’s or “D” by S&P, and may invest in unrated securities that are of comparable quality as “junk bonds” subject to the restrictions described in its Prospectuses.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund’s net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond’s value may decrease in a rising interest rate market, as will the value of a Fund’s assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund’s rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund’s ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S. foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund’s investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

A Fund’s investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, a Fund’s investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party’s profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by “rolling” it over prior to the originally scheduled settlement date. A Fund may use forward contracts for cash equitization purposes, which allows a Fund to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

The Funds may use currency instruments as part of a hedging strategy, as described below:

Transaction Hedging. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging. A Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency (“Position Hedging”). A Fund may use Position Hedging when an adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Proxy Hedges. A Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.

In addition to the hedging transactions described above, the Funds may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

Unless consistent with and permitted by its stated investment policies, a Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to proxy hedging, described above. If consistent with and permitted by its stated investment policies, a Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. A Fund may engage in currency transactions for hedging purposes, as well as to enhance the Fund’s returns.

The Funds may engage in non-deliverable forward transactions. A non-deliverable forward transaction is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, a Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

The Funds may invest in options on foreign currencies and futures. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not  always be available. An option on a currency provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the “premium,” but cannot lose more than this amount, plus related transaction costs. Thus, where a Fund is a holder of option contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or “writer.” If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer’s position. Options on currencies may be purchased in the over-the-counter market between commercial entities dealing directly with each other as principals. In purchasing an over-the-counter currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

The Funds may invest in foreign currency futures contracts. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally, which are described elsewhere in this SAI. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation, which may subject a Fund to additional risk.

The Core Fixed Income Fund may engage in currency transactions for hedging purposes, as well as to enhance the Funds’ returns.

Risks. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. If a Fund enters into a currency hedging transaction, the Fund will “cover” its position as required by 1940 Act.

Certain Funds take active positions in currencies, which involve different techniques and risk analyses than the Funds’ purchase of securities. Active investment in currencies may subject a Fund to additional risks and the value of the Fund’s investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in fixed income securities.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

With the exception of the Core Fixed Income Fund, a Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above.

The Core Fixed Income Fund may take long and short positions in foreign currencies in excess of the value of the Funds’ assets denominated in a particular currency or when the Funds do not own assets denominated in that currency. If the Core Fixed Income Fund enters into currency transactions when it does not own assets denominated in that currency, the Fund’s volatility may increase and losses on such transactions will not be offset by increases in the value of the Fund’s assets.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

A Fund may also invest in Treasury futures, interest rate futures, interest rate swaps, and interest rate swap futures. A Treasury futures contract involves an obligation to purchase or sell Treasury securities at a future date at a price set at the time of the contract. The sale of a Treasury futures contract creates an obligation by a Fund to deliver the amount of certain types of Treasury securities called for in the contract at a specified future time for a specified price. A purchase of a Treasury futures contract creates an obligation by a Fund to take delivery of an amount of securities at a specified future time at a specific price. Interest rate futures can be sold as an offset against the effect of expected interest rate increases and purchased as an offset against the effect of expected interest rate declines. Interest rate swaps are an agreement between two parties where one stream of future interest rate payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to a particular interest rate. Interest rate swap futures are instruments that provide a way to gain swap exposure and the structure features of a futures contract in a single instrument. Swap futures are futures contracts on interest rate swaps that enable purchasers to cash settle at a future date at the price determined by the benchmark rate at the end of a fixed period.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the U.S. Commodity Futures Trading Commission (“CFTC”). Certain Funds may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by their stated investment policies. The Core Fixed Income, Multi-Strategy Alternative and U.S. Fixed Income Funds may use futures contracts and related options for either hedging purposes or risk management purposes as well as to enhance the Funds’ returns, as permitted by their respective stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. A Fund may use futures for cash equitization purposes, which allows a Fund to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position as required by the 1940 Act. A Fund may “cover” its long position in a futures contract  by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also “cover” its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may “cover” its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may enter into agreements with broker-dealers which require the broker-dealers to accept physical settlement for certain futures contracts. If this occurs, the Fund would treat the futures contract as being cash-settled for purposes of determining the Fund’s coverage requirements.

A Fund may “cover” its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also “cover” its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may “cover” its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also “cover” its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option. A Fund may enter into agreements with broker-dealers which require the broker-dealers to accept physical settlement for certain option contracts. If this occurs, the Fund would treat the option contract as being cash-settled for purposes of determining the Fund’s coverage requirements.

There are significant risks associated with a Fund’s use of futures contracts and options on futures, including the following: (i) the success of a hedging strategy may depend on an adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (“GNMA”) SECURITIES—A Fund may invest in securities issued by GNMA, a wholly owned U.S. Government corporation that guarantees the timely payment of principal and interest. However, any premiums paid to purchase these instruments are not subject to GNMA guarantees.

GNMA securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year mortgage-backed bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Fund will receive monthly scheduled payments of principal and interest. In addition, the Fund may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES—Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. The Funds may invest in illiquid securities. If, subsequent to purchase, a security held by a Fund becomes illiquid, the Fund may continue to hold the security. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board. Despite such good faith efforts to determine fair value prices, a Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the advisers determine the liquidity of a Fund’s investments. In determining liquidity, SIMC or a Sub-Adviser, as applicable, may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (the “Repo Rate”) and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (the “Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund’s participation in the Program must be consistent with its investment policies and limitations and is subject to certain percentage limitations. Upon implementation of the Program, SIMC administers the Program according to procedures approved by the SEI Funds’ Board of Trustees. In addition, the Program is subject to oversight and periodic review by the SEI Funds’ Board of Trustees.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and REITs, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market at a premium or discount to their net asset value.

Generally, the federal securities laws limit the extent to which the Funds can invest in securities of other investment companies, subject to certain exceptions. For example, a Fund is prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, subject to certain exceptions. Pursuant to Rule 12d1-1 under the 1940 Act, a Fund may invest in one or more affiliated or unaffiliated investment companies that comply with Rule 2a-7 under the 1940 Act (to the extent required by Rule 12d1-1), in excess of the limits of Section 12(d)(1)(A) of the 1940 Act.

A Fund may invest in other investment companies, including those managed by an adviser, to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Exchange-Traded Funds. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent a Fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more these ETFs invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Because leverage tends to exaggerate the effect of any increase or decrease in the value of an ETF’s portfolio securities or other investments, leverage will cause the value of an ETF’s shares to be more volatile than if the ETF did not use leverage. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause a leveraged ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where a leveraged ETF, for any reason, is unable to close out the transaction. In addition, to the extent a leveraged ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the ETF’s investment income, resulting in greater losses. Such ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time, which may be enhanced during the periods of increased market volatility. Consequently, leveraged ETFs may not be suitable as long-term investments.

Leveraged inverse ETFs contain all of the risks that regular ETFs present. Additionally, to the extent a Fund invests in ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises—a result that is the opposite from traditional mutual funds. Leveraged inverse ETFs contain all of the risks that regular ETFs present, but also pose all of the risks associated with other leveraged ETFs as well as other inverse ETFs. These investment vehicles may be extremely volatile and can potentially expose an investing Fund to theoretically unlimited losses.

Pursuant to orders issued by the SEC to each of certain iShares, PowerShares, SPDR and ProShares Trust exchange-traded funds (collectively, the “Exemption ETFs”) and procedures approved by the Board, certain Funds may invest in the Exemption ETFs in excess of the 3% limit described above, provided that such Funds otherwise comply with the conditions of the applicable SEC order, as it may be amended, and any other applicable investment limitations. Neither the Exemption ETFs nor their investment advisers make any representations regarding the advisability of investing in ETFs, generally, or the Exemption ETFs, specifically.

Certain ETFs may not produce qualifying income for purposes of the “Qualifying Income Test” (as defined below under the heading “Taxes”), which must be met in order for a Fund to maintain its status as a regulated investment company under the Code. If one or more ETFs generate more non-qualifying income for purposes of the Qualifying Income Test than the advisers expect, it could cause a Fund to inadvertently fail the Qualifying Income Test, thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

MONEY MARKET SECURITIES—Money market securities include: (i) short-term U.S. Government securities; (ii) custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (iii) commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody’s, or determined by SIMC or the Sub-Adviser(s), as applicable, to be of comparable quality at the time of purchase; (iv) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (v) repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

A Fund may write (i.e., sell) “covered” call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. Certain Funds may engage in a covered call option writing (selling) program in an attempt to generate additional income or provide a partial hedge to another position of the Fund. A call option is “covered” if the Fund either owns the underlying instrument or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that instrument. The underlying instruments of such covered call options may consist of individual equity securities, pools of equity securities, ETFs or indices.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages.

Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities (“FHLMC Gold PC” securities), which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities’ value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Therefore, mortgage-backed securities or certificates issued by GNMA, including GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the U.S. Government. GNMA certificates are also supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Fannie Mae, on the other hand, is a government-sponsored organization owned by private stockholders. As a result of recent events (see below), the U.S. Treasury owns Fannie Mae’s senior preferred stock as well as a warrant to purchase 79.9% of Fannie Mae’s common stock. Still, mortgage-backed securities issued by Fannie Mae, which include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, and is owned entirely by private stockholders. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Macs are not backed by the full faith and credit of the U.S. Government and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) and the U.S. Treasury began a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities under conservatorship with the FHFA. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (“SPAs”), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event that their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. In December 2009, the U.S. Treasury also amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios. The unlimited support the U.S. Treasury extended to the two companies expired at the beginning of 2013—Fannie Mae’s support is now capped at $125 billion and Freddie Mac has a limit of $149 billion.

On August 17, 2012, the U.S. Treasury announced that was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is believed that the new amendment puts Fannie Mae and Freddie Mac in a better position to service their debt because the companies no longer have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios at an annual rate of 15 percent instead of the previous 10 percent, which puts each of them on track to cut their portfolios to a targeted $250 billion in 2018.

Fannie Mae and Freddie Mac are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody’s. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Parallel Pay Securities; Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Adjustable Rate Mortgage Securities (“ARMS”). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Pfandbriefe. A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard  to the same security. There can be no assurance that estimated average life will be a security’s actual average life.

MORTGAGE DOLLAR ROLLS—Mortgage “dollar rolls” or “covered rolls,” are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. The Funds may invest in mortgage dollar rolls. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A “covered roll” is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term “mortgage dollar roll” refers to mortgage dollar rolls that are not “covered rolls.” If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will “cover” any mortgage dollar roll as required by the 1940 Act.

MUNICIPAL SECURITIES—Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. The Funds may invest in municipal securities. Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds is generally dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from federal income tax. Municipal bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities (“municipal lease obligations”). Although municipal lease obligations do not constitute general obligations of the  issuing municipality, a lease obligation may be backed by the municipality’s covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section “Illiquid Securities.”

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. These investments may be made by the Funds. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section “Illiquid Securities.”

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section “Illiquid Securities.”

OPTIONS—A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be “covered” as required by the 1940 Act. A Fund may enter into agreements with broker-dealers which require the broker-dealers to accept physical settlement for certain option contracts. If this occurs, the Fund would treat the option contract as being cash-settled for purposes of determining the Fund’s coverage requirements.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be “covered” as required by the 1940 Act.

Each Fund may trade put and call options on securities, securities indices and currencies, as an adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations as set forth below. See “Investment Limitations.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write (i.e., sell) “covered” call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. Certain Funds may engage in a covered call option writing (selling) program in an attempt to generate additional income or provide a partial hedge to another position of the Fund. A call option is “covered” if the Fund either owns the underlying instrument or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that instrument. The underlying instruments of such covered call options may consist of individual equity securities, pools of equity securities, ETFs or indices.

The writing of covered call options is a more conservative investment technique than writing of naked or uncovered options, but capable of enhancing the Fund’s total return. When a Fund writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price. At the same time, the Fund retains the risk of loss from a decline in the value of the underlying security during the option period. Although the Fund may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the Fund. If such an option expires unexercised, the Fund realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the Fund.

When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND BONDS—Pay-in-kind bonds are securities which, at the issuer’s option, pay interest in either cash or additional securities for a specified period. The Funds may invest in pay-in-kind bonds. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

PRIVATIZATIONS—Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

PUT TRANSACTIONS—A Fund may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of  purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which an adviser believes present minimum credit risks, and an adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases; for example, to maintain Fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Fund will consider “maturity” to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

RECEIPTS—Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include “Treasury Receipts” (“TRs”), “Treasury Investment Growth Receipts” (“TIGRs”), “Liquid Yield Option Notes” (“LYONs”) and “Certificates of Accrual on Treasury Securities” (“CATS”). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities (“STRIPS”) (see “U.S. Treasury Obligations”) are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REAL ESTATE INVESTMENT TRUSTS (“REITS”)—REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Funds may invest in REITs. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REAL ESTATE OPERATING COMPANIES (“REOCs”)—REOCs are real estate companies that engage in the development, management or financing of real estate. Typically, they provide services such as property management, property development, facilities management and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (i) availability of tax-loss carryforwards, (ii) operation in non-REIT-qualifying lines of business and (iii) the ability to retain earnings.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. A Fund may enter into repurchase agreements with financial institutions and follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the advisers. The repurchase agreements entered into by a Fund will provide that the underlying collateral shall have a value equal to at least 102% of the resale price stated in the agreement at all times. The advisers monitor compliance with this requirement as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. At times, the investments of each of the Funds in repurchase agreements may be substantial when, in the view of SIMC or the Sub-Adviser(s), liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the 1933 Act, or an exemption from registration. Permitted investments for the Funds include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by an adviser pursuant to guidelines adopted by the Board. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(a)(2) commercial paper issued in reliance on an exemption from registration under Section 4(a)(2) of the 1933 Act, including, but not limited to, Rules 506(b) or 506(c) under Regulation 0.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS—Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. The Funds may invest in reverse repurchase agreements. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by a Fund may increase the Fund’s volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, a Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be offset by earmarking on the books of the Fund or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund’s forward commitment to repurchase the underlying security.

SECURITIES LENDING—Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its advisers or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A Fund will invest the cash received as collateral through loan transactions in other eligible securities, which may include shares of a registered money market fund, or of an unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act to the extend required by the 1940 Act. Such money market funds might not seek or be able to maintain a stable $1 per share net asset value. Investing the cash collateral subjects the Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

The cash collateral may be invested in the SEI Liquidity Fund, LP (“Liquidity Fund”), an affiliated unregistered money market fund managed by SIMC and operated in accordance with Rule 12d1-1 under the 1940 Act. Although the Liquidity Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 of the 1940 Act to the extent required by Rule 12d1-1 under the 1940 Act. The cash collateral invested in the Liquidity Fund may be subject to the risk of loss in the underlying investments of the Liquidity Fund.

SHORT SALES—Short sales may be used by a Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either “against the box” or “uncovered.” A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Pursuant to its particular investment strategy, a Sub-Adviser may have a net short exposure in the portfolio of assets allocated to the Sub-Adviser.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise “cover” the Fund’s short position as required by the 1940 Act. The Funds may engage in short sales in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When a Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional securities that it believes will outperform the market or its peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss. Leverage can amplify the effects of market volatility on a Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

SOVEREIGN DEBT—The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

STRUCTURED SECURITIES—Certain Funds may invest a portion of their assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Funds anticipate they will invest typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments. The Funds are permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there is currently no active trading market for Structured Securities. Certain issuers of such structured securities may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the Funds’ investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, securities, instruments, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Certain Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a “master agreement.” In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, a Fund would calculate the obligations of the swap agreements’ counterparties on a “net basis.” Consequently, a Fund’s current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the “net amount”). A Fund’s current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be “covered” as required by the 1940 Act.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty’s creditworthiness. If a counterparty defaults, a Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that an adviser believes to be creditworthy. In addition, a Fund will earmark on the books of the Fund or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise “cover” its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

Receipts. Receipts are interests in separately-traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and TRs.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest neither extend to the value or yield of these securities nor to the value of a Fund’s shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued and delayed delivery basis, including “TBA” (to be announced) basis, transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if an adviser deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will “cover” its position as required by the 1940 Act.

Equity value neutral seeks to buy an undervalued stock and, essentially simultaneously, short a similar overvalued stock against it, thereby taking advantage of pricing differences between the related equity securities. The strategy is designed to neutralize sector risks and generally will seek to have low correlation to major market indices. The strategy is based on the relative difference between such companies, not whether the companies are overvalued or undervalued in absolute terms. The primary risk inherent in the strategy is that weaker companies may gain value or stronger companies may lose value relative to their peers and it is possible to lose money on both the long position and the short position.

YANKEE OBLIGATIONS—Yankee obligations (“Yankees”) are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers’ acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for the Funds will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES—Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income” annually. Because a Fund will distribute its “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer’s option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, a Fund will “cover” its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer’s failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security’s maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. The following percentage limitations (except for the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of each Fund, which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund’s outstanding shares. The term “majority of outstanding shares” means the vote of: (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

A Fund may not:

1. Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following limitations are non-fundamental policies of each Fund and may be changed by the Board without a vote of shareholders.

No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

2. Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

4. With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

5. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

6. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accomodate substantial redemption requests if they should occur, and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

7. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

8. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities; and (iv) participate in the SEI Funds inter-fund lending program. 9. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

9. With respect to the Tax-Managed Small/Mid Cap Fund, under normal circumstances, the Fund will invest less than 80% of its net assets in equity securities of small and mid-capitalization companies, including ETFs. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

10. With respect to the Core Fixed Income Fund, under normal circumstances, invest less than 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

11. With respect to the High Yield Bond Fund, under normal circumstances, invest less than 80% of its net assets in fixed income securities that are rated below investment grade. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund’s non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund’s ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund’s Board.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds. SIMC, a wholly-owned subsidiary of SEI Investments Company (“SEI”), is the owner of all beneficial interest in the Administrator and transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (“the Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days’ written notice to the Administrator; or (b) by the Administrator on not less than 90 days’ written notice to the Trust.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by each Fund, at the following annual rates:

Fund	Administration Fee
Tax-Managed Small/Mid Cap Fund	0.30%
Core Fixed Income Fund	0.28%
High Yield Bond Fund	0.30%

For each Fund, the following table shows: (i) the dollar amount of fees paid to the Administrator by the Fund; and (ii) the dollar amount of the Administrator’s voluntary fee waiver for the fiscal years ended September 30, 2012, 2013 and 2014:

	Administration Fees Paid (000)				Administration Fees Waived (000)
	2012	2013	2014		2012	2013	2014
Tax-Managed Small/Mid Cap Fund	$1,093	$1,383	$	XX	$0	$0	$	XX
Core Fixed Income Fund	$6,029	$5,943	$	XX	$0	$0	$	XX
High Yield Bond Fund	$5,886	$6,619	$	XX	$0	$0	$	XX

THE ADVISER AND SUB-ADVISERS

General. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC had approximately $XX billion in assets as of September 30, 2014.

Manager of Managers Structure. SIMC is the investment adviser for each of the Funds, and operates as a “manager of managers.” SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Board, to retain unaffiliated investment sub-advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds’ assets among the Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds’ investment objectives, policies and restrictions. The Sub-Advisers are selected based primarily upon the research and recommendation of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser’s skills and investment results in managing assets for specific asset classes, investment styles and strategies. SIMC has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee the Sub-Advisers and recommend their hiring, termination and replacement.

Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds.

The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that a Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days’ nor more than 60 days’ written notice to SIMC or a Sub-Adviser, as applicable, or by SIMC or a Sub-Adviser, as applicable, on 90 days’ written notice to the Trust.

Advisory and Sub-Advisory Fees. For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Tax-Managed Small/Mid Cap Fund	0.65%
Core Fixed Income Fund	0.275%
High Yield Bond Fund	0.4875%

SIMC pays the Sub-Advisers a fee out of its advisory fee, which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

For each Fund, the following table shows: (i) the dollar amount of fees paid to SIMC by the Fund; and (ii) the dollar amount of SIMC’s voluntary fee waivers for the fiscal years ended September 30, 2012, 2013 and 2014:

	Advisory Fees Paid (000)				Advisory Fees Waived (000)
	2012	2013	2014		2012	2013	2014
Tax-Managed Small/Mid Cap Fund	$1,647	$2,059	$	XX	$383	$510	$	XX
Core Fixed Income Fund	$5,524	$5,448	$	XX	$397	$389	$	XX
High Yield Bond Fund	$7,253	$8,114	$	XX	$946	$1,105	$	XX

For each Fund, the following table shows: (i) the dollar amount of fees paid to the Sub-Advisers by SIMC; and (ii) the dollar amount of the Sub-Advisers’ voluntary fee waivers for the fiscal years ended September 30, 2012, 2013 and 2014:

	Sub-Advisory Fees Paid (000)				Sub-Advisory Fees Waived (000)
	2012	2013	2014		2012	2013	2014
Tax-Managed Small/Mid Cap Fund	$1,178	$1,268	$	XX	$0	$0	$	XX
Core Fixed Income Fund	$2,292	$2,264	$	XX	$0	$0	$	XX
High Yield Bond Fund	$4,729	$5,277	$	XX	$0	$0	$	XX

The Sub-Advisers

[To be updated]

Portfolio Management

[To be updated]

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the “Distributor”), serves as each Fund’s distributor. The Distributor, a wholly-owned subsidiary of SEI, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as each Fund’s Distributor pursuant to a distribution agreement (the “Distribution Agreement”) with this Trust. The Distribution Agreement shall be reviewed and ratified at least annually by (i) either the vote of a majority of the Trustees of the Trust, or the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of those Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on the approval. The terms “vote of a majority of the outstanding voting securities” and “interested persons” shall have the respective meanings specified in the 1940 Act. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days’ notice by the Trust’s Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. [The Distributor will receive no compensation for the distribution of Class A, Class E, Class I, Class T or Class Y Shares of the Funds.]

[For the fiscal year ended September 30, 2014, the Funds did not incur any 12b-1 expenses.]

The Trust has also adopted shareholder servicing plans for its Class A, Class I and Class T Shares (each, a “Shareholder Servicing Plan” and, collectively, the “Shareholder Servicing Plans”) and administrative servicing plans (each an “Administrative Servicing Plan” and, collectively, the “Administrative Servicing Plans”) for the Class A and Class I Shares of the Funds. Under the Shareholder Servicing Plans for Class I and Class T Shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided in investments; and assisting clients in changing dividend options, account designations and addresses. Under the Shareholder Servicing Plan for Class A Shares and Administrative Servicing Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

With respect to the Class Y Shares, there are no shareholder servicing fees or administrative servicing fees.

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (“Financial Advisors”) who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools, and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of their past profits or other available resources, and are not charged to the Funds.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the firm’s associated Financial Advisors and their customers, placing the Funds on the firm’s preferred or recommended fund list, granting the Distributor access to the firm’s associated Financial Advisors, providing assistance in training and educating the firm’s personnel, allowing sponsorship of seminars or informational meetings, and furnishing marketing support and other specified services. These payments may be based on the average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment, or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Funds’ Shareholder Servicing Plan or Administrative Servicing Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or their representatives to recommend or offer shares of the SEI Funds to their customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of its past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for the Funds’ portfolios, the Funds, SIMC and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST [To be updated]

[Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as SIMC, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify risks, to lessen the probability of their occurrence and/or to mitigate the effects of such risks if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., SIMC is responsible for the investment performance of the Funds and, along with the Board, is responsible for the oversight of the Funds’ Sub-Advisers, which, in turn, are responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a Fund, at which time SIMC presents the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, each Sub-Adviser SIMC provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of SIMC and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Advisers and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to annually renew the Advisory Agreement between the Trust, on behalf of the Funds, and SIMC and the various Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Funds, the Board annually meets with SIMC and, at least every other year, meets with the Sub-Advisers to review such services. Among other things, the Board regularly considers the Sub-Adviser’s adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser and Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust’s Fair Value Pricing Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of financial statement risk encountered by the Funds and noting any significant deficiencies or material weaknesses  that were identified in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their respective reviews of these reports and discussions with SIMC, the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through SIMC, the Sub-Advisers and the Funds’ other service providers, each of which has an independent interest in risk management and each of which has policies and methods by which one or more risk management functions are carried out. These risk management policies and methods may differ in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are seven members of the Board of Trustees, five of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). Robert A. Nesher, an interested person of the Trust, serves as Chairman of the Board. George J. Sullivan, Jr., an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board of Trustees has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Sullivan, among other things: (i) presides over board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates dealings and communications between the independent Trustees and management, and among the independent Trustees; and (v) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1986)—President and Chief Executive Officer of the Trust (since 1986)—SEI employee, 1974-present. President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd. Director and President of SEI Opportunity Fund, L.P. to 2010. President, Director and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and The KP Funds.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee**** (since 1986)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd. and SEI Investments—Unit Trust Management (UK) Limited. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and The KP Funds.

Independent Trustees.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc., April 1997-December 2011. Member of the independent review committee for SEI’s Canadian-registered mutual funds. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and The KP Funds.

NINA LESAVOY (DOB 07/24/57)—Trustee****** (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP

* Mr. Nesher is a Trustee deemed to be an “interested person” of the Funds (as that term is defined in the 1940 Act) by virtue of his relationship with SEI.

** Mr. Doran is a Trustee deemed to be an “interested person” of the Funds (as that term is defined in the 1940 Act) by virtue of his relationship with SEI.

*** Ms. Lesavoy may be deemed to be an “interested” person (as that term is defined in the 1940 Act) of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds by virtue of her beneficial interest in securities issued by a controlling person of Brown Advisory, the Sub-Adviser who manages the assets of those Funds.

from 2007 to 2013. Trustee/Director of SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust and New Covenant Funds.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust and New Covenant Funds.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and The KP Funds.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Owner of Harris Plantation, Inc. since 1995. Chief Executive Officer of Harris CAPM, a consulting asset and property management entity. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., January 1998-August 2003. Director of AMVESCAP PLC from 1993-2004. Director, Colonial Banc Group, Inc., 2003-2009. Past Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation), 2007-2009, and member of the Executive Committee, 2003-2011; currently emeritus trustee. Director of St. Joseph’s Translational Research Institute (nonprofit corporation), 2009-present. Member of the Board of Councilors of the Carter Center (nonprofit corporation). Director of SEI Alpha Strategy Portfolios, LP from 2008 to 2013. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust and New Covenant Funds.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry and the experience he has gained serving as Trustee of the various SEI Trusts since 1982.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry and the experience he has gained serving as Trustee of the various SEI Trusts since 1982.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as Trustee of the various SEI Trusts since 1996.

The Trust has concluded that Ms. Lesavoy should serve as Trustee† because of the experience she gained as a Director of several private equity fundraising firms and marketing and selling a wide range of  investment products to institutional investors, her experience in and knowledge of the financial services industry and the experience she has gained serving as Trustee of the various SEI Trusts since 2003.

The Trust has concluded that Mr. Williams should serve as Trustee because of the experience he gained as Chief Investment Officer of a non-profit foundation, the President of an investment management firm, the President of a registered investment company and the Manager of a public company’s pension assets, his experience in and knowledge of the financial services industry and the experience he has gained serving as Trustee of the various SEI Trusts since 2004.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 Company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds and the experience he has gained serving as Trustee of the various SEI Trusts since 2007.

The Trust has concluded that Mr. Harris should serve as Trustee because of the experience he gained as Chief Executive Officer and Director of an investment management firm, the experience he gained serving on the Board of a public company, his experience in and knowledge of the financial services and banking industries and the experience he has gained serving as Trustee of the various SEI Trusts since 2008.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Standing Committees. The Board has established the following standing committees:

• Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditor’s compensation, the proposed scope and terms of its engagement and the firm’s independence; (iii) pre-approving audit and non-audit services provided by the Trust’s independent auditor to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent auditor and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent auditor’s opinion, any related management letter, management’s responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (vi) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent auditor and the Trust’s senior internal accounting executive, if any, the independent auditor’s report on the adequacy of the Trust’s internal financial controls; (viii) reviewing, in consultation with the Trust’s independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and (ix) other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust’s compliance program. Messrs. Sullivan, Williams, Johnson and Harris, and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the Trust’s most recently completed fiscal year.

• Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust’s service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee’s determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board’s delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met ninety-four (94) times during the Trust’s most recently completed fiscal year.

• Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of “interested” (as that term is defined under the 1940 Act) Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust’s offices. Messrs. Sullivan, Williams, Johnson and Harris, and Ms. Lesavoy currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met four (4) times during the Trust’s most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of each of the Funds and shares of funds in the Fund Complex (as described below) as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC.

“Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the “1934 Act”). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	XX	XX
Mr. Doran	XX	XX

Independent
Mr. Sullivan	XX	XX
Ms. Lesavoy**	XX	XX
Mr. Williams	XX	XX
Mr. Johnson	XX	XX
Mr. Harris	XX	XX

* Valuation date is December 31, 2014. The Fund Complex currently consists of 100 portfolios of the following trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust and New Covenant Funds.

** Ms. Lesavoy may be deemed to be an “interested” person (as that term is defined in the 1940 Act) of the Trust’s Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds by virtue of her beneficial interest in securities issued by an affiliate of Brown Advisory, a Sub-Adviser who manages a portion of the assets of those Funds.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation		Pension or Retirement Benefits Accrued as Part of Fund Expenses		Estimated Annual Benefits Upon Retirement		Total Compensation from the Trust and Fund Complex*
Interested
Mr. Nesher	$	XX	$	XX	$	XX	$	XX
Mr. Doran	$	XX	$	XX	$	XX	$	XX

Independent
Mr. Sullivan	$	XX	$	XX	$	XX	$	XX
Ms. Lesavoy***	$	XX	$	XX	$	XX	$	XX
Mr. Williams	$	XX	$	XX	$	XX	$	XX
Mr. Johnson	$	XX	$	XX	$	XX	$	XX
Mr. Harris	$	XX	$	XX	$	XX	$	XX

* The Fund Complex currently consists of XX portfolios of the following trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust and New Covenant Funds.

*** Ms. Lesavoy may be deemed to be an “interested” person (as that term is defined in the 1940 Act) of the Trust’s Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds by virtue of her beneficial interest in securities issued by an affiliate of Brown Advisory, a Sub-Adviser who manages a portion of the assets of those Funds.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers, except for Russell Emery, the Chief Compliance Officer (“CCO”) of the Trust, receives compensation from the Trust for his or her services. The Trust’s CCO serves in the same capacity for the other SEI trusts included in the Fund Complex, and the Trust pays its pro-rata share of the aggregate compensation payable to the CCO for his services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor, or until earlier resignation or removal.

ROBERT A. NESHER—(DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading “Interested Trustees.”

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Secretary of SEI Institutional Transfer Agent, Inc. since 2009. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001.

PETER A. RODRIGUEZ (DOB 1/18/62)—Controller and Chief Financial Officer (since 2011)—Director, Funds Accounting, SEI Investments Global Funds Services since March 2011, September 2002 to March 2005 and 1997-2002. Director, Mutual Fund Trading, SEI Private Trust Company, May 2009 to February 2011. Director, Asset Data Services, Global Wealth Services, June 2006 to April 2009. Director, Portfolio Accounting, SEI Investments Global Funds Services, March 2005 to June 2006.

STEPHEN G. MACRAE (DOB 12/08/67)—Vice President (since 2012)—Director of Global Investment Product Management, January 2004 to present.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P. to 2010. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Chief Compliance Officer of New Covenant Funds since February 2012. Chief Compliance Officer of SEI Insurance Products Trust and The KP Funds since 2013.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2007. Attorney, Stark & Stark (law firm), March 2004-July 2007.

DAVID F. MCCANN (DOB 03/19/76)—Vice President and Assistant Secretary (since 2009)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008.

EDWARD MCCUSKER (DOB 11/18/83)—Anti-Money Laundering Compliance Officer and Privacy Officer (since 2013). Compliance Manager of SEI Investments Company, May 2011-April 2013. Project Manager and AML Operations Lead of SEI Private Trust Company, September 2010-May 2011. Private Banking Client Service Professional of SEI Private Banking and Trust September 2008-September 2010.]

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board’s general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund’s best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the “Procedures”). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a “Client”). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the “Service”) to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the “Guidelines”) approved by SIMC’s Proxy Voting Committee (the “Committee”). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value. The Guidelines also provide, among other items, that SIMC generally will vote against: proposals to limit the tenure of outside directors through mandatory retirement ages; management proposals to limit the tenure of outside directors through term limits; proposals that give management the ability to alter board size outside of a specific range without shareholder approval; proposals to classify the board; proposals to eliminate cumulative voting; proposals that provide that directors may be removed only for cause; proposals giving the board exclusive authority to amend the bylaws; retirement plans for non-employee directors; shareholder proposals seeking to set absolute levels on executive and director compensation or otherwise dictate the amount or form of compensation, eliminate stock options or other equity grants to employees or directors, or requiring director fees be paid in stock only; and proposals to phase out the use of animals in product testing unless certain circumstances apply. The Guidelines also provide, among other items, that SIMC generally will vote for: proposals seeking to fix board size or designate a range for board size; proposals that permit shareholders to elect directors to fill board vacancies; and proposals seeking a report on the company’s animal welfare standards. In addition to these examples, the Guidelines cover numerous other specific policies. In addition, the Guidelines provide that SIMC will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service’s recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service’s recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client’s consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

With respect to proxies of an affiliated investment company or series thereof, the Committee will vote such proxies in the same proportion as the vote of all other shareholders of the investment company or series thereof (i.e., “echo vote” or “mirror vote”).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC’s Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC’s website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

Shares of a Fund may be purchased in exchange for securities included in the Fund subject to the Administrator’s determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or a loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for a Fund unless: (1) such securities are appropriate in the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange (“NYSE”) or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the advisers, the Distributor and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust’s policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges in connection with the sale of such securities. However, a shareholder will at all times be entitled to aggregate cash redemptions from a Fund of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust’s net assets in cash. A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder’s basis in the shares of the Fund redeemed.

Fund securities may be traded on foreign markets on days other than a Business Day or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern Time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund’s foreign securities unless the adviser determines that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

Certain shareholders in one or more of the Funds may obtain asset allocation services from SIMC and other financial intermediaries with respect to their investments in such Funds. If a sufficient amount of a Fund’s assets are subject to such asset allocation services, the Fund may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of Fund shares pursuant to such services. Further, to the extent that SIMC is providing asset allocation services and providing investment advice to the Funds, it may face conflicts of interest in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interest of the Funds.

Use of Third-Party Independent Pricing Agents. The Funds’ Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

TAXES [To be updated]

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning. You are urged to consult with your own tax advisor.

This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company and Taxation of the Funds

Each Fund intends to qualify and elect to be treated as a “regulated investment company” (“RIC”) as defined under Subchapter M of the Code. By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of each Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other funds. The Funds intend to be relieved of federal income tax on that part of their income that is timely distributed to shareholders. In order to qualify for treatment as a RIC, the Funds must distribute annually to their shareholders at least 90% of their investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses)  (“Distribution Requirement”) and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); and (ii) at the close of each quarter of each Fund’s taxable year: (A) at least 50% of the value of its total assets must be represented by cash and cash items, United States Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (B) not more than 25% of the value of its assets may be invested in securities (other than United States Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Diversification Test”).

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income for the one-year period ending on October 31, of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.

If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where a Fund corrects the failure within a specified period of time. If a Fund fails to qualify as a RIC, and these relief provisions are not available, the Fund will be taxable at regular corporate rates (and, to the extent applicable, corporate alternative minimum tax). In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

For taxable years beginning after December 22, 2010, a Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The rules for capital loss carryovers for RICs are similar to the rules that apply to capital loss carryovers of individuals and provide that such losses are carried over by a Fund indefinitely. Thus, if a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (a “Post-2010 Loss”), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term  capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code. A Fund’s unused capital loss carryforwards that arose in taxable years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of those carryforwards, generally eight years after the year in which they arose. A Fund’s Post-2010 Losses must be fully utilized before the Fund will be permitted to utilize carryforwards of Pre-2011 Losses.

Each Fund receives income generally in the form of dividends and interest on its investment. Each Fund’s income, less expenses incurred in the operation of such Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions of dividends by a Fund will be taxable as ordinary income, whether you take them in cash or additional shares. Except for Funds which invest in fixed income securities, all or a portion of such dividends may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 20% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income includes, in general, subject to certain holding period requirements and other requirements, dividend income from certain U.S. and foreign corporations. Eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States and those whose stock is tradable on an established securities market in the United States. A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the Fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of the Fund become ex-dividend with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. It is expected that distributions from the Funds which invest in fixed income securities will primarily consist of ordinary income and that distributions from these Funds will not be eligible for the lower tax rates applicable to qualified dividend income. Distributions that the Funds receive from an ETF or underlying Fund taxable as a RIC or a REIT will be treated as qualified dividend income only to the extent so designated by such ETF, underlying fund or REIT.

A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in a Fund. Long-term capital gains are taxed at a maximum rate of 20%. Certain Funds may use a tax management technique known as “highest-in, first-out.” Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after tax returns.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Each Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shaeholder may be taxed in one year on dividends and distributions actually received in January of the following year.

Beginning January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund.

Sale or Exchange of Shares

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. All or a portion of any loss that you realize upon the redemption of a Fund’s shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

The Funds (or their administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, each Fund is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use a default cost basis method which can be obtained from the Fund or the administrator. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

With respect to investments in STRIPS, TRs, TIGRs, LYONs, CATS and other zero coupon securities that are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though a Fund has not received any interest payments on such obligations during that period. Because each Fund intends to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

A Fund’s transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses  realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on such Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Funds to mark-to-market certain types of positions in their portfolio (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes discussed above. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate Fund investments at a time when the investment adviser might not otherwise have chosen to do so.

Net gain realized from the closing out of certain futures or options contracts may be considered gain from the sale of securities and therefore will likely be qualifying income for purposes of the Qualifying Income Test. Each Fund intends to distribute to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Funds’ fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on each Fund’s other investments and shareholders are advised on the nature of the distributions.

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the Qualifying Income Test. It should be noted, however, that for purposes of the Qualifying Income Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC’s principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. It is possible that under such future regulations a Fund may no longer satisfy the Qualifying Income Test and might fail to qualify as RICs.

It is also possible that a Fund’s strategy of investing in foreign currency-related financial instruments might cause the Funds to fail to satisfy the Asset Diversification Test, resulting in their failure to qualify as RICs. Failure of the Asset Diversification Test might result from a determination by the IRS that financial instruments in which the Funds invest are not securities. Moreover, even if the financial instruments are treated as securities, a determination by the IRS regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by the Funds could result in the failure by the Funds to diversify their investments in a manner necessary to satisfy the Asset Diversification Test. It is also currently unclear who will be treated as the issuer of a foreign currency instrument for purposes of the Asset Diversification Test.

The Funds may invest in certain exchange-traded products, including exchange-traded commodity pools, which may not produce qualifying income for purposes of the Qualifying Income Test. In addition, if a Fund invests in a non-

RIC ETF that generates non-qualifying income for purposes of the “Qualifying Income Test,” it could cause the Fund to inadvertently fail the Qualifying Income Test thereby causing the Fund to inadvertently fail to qualify as a RIC under the Code. The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Funds may not be able to accurately predict the non-qualifying income from these investments.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFIC,” the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Foreign Taxes

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, a Fund will be eligible to, and will, file an election with the IRS that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of a Fund’s income from sources within, and taxes paid to, foreign countries and United States possessions.

Foreign tax credits, if any, received by the Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund of funds” under the Code. If the Fund is a “qualified fund of funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. The Fund will be treated as a “qualified fund of funds” under the Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

Backup Withholding and Other Tax Issues

A Fund will be required in certain cases to withhold at a rate of 28% and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided a Fund either an incorrect tax identification number or no number at all; (ii) who is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) who has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

A U.S. withholding tax at a 30% rate will be imposed on dividends beginning after June 30, 2014 (and proceeds of sales in respect of Fund shares received by Fund shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. A Fund will not pay any additional amounts in respect to any amounts withheld.

Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Funds generally serve to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of an investment in a Fund where, for example, (i) a Fund invests in a REIT that holds a residual interests in a real estate mortgage investment conduits (“REMIC”) or (ii) a Fund invests in a REIT that: a) is a taxable mortgage pool (“TMP”), b) has a TMP subsidiary, or c) invests in a residual interest of a REMIC, or (iii) shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

State Taxes

It is expected that the Funds will not be liable for any corporate excise, income or franchise tax in Massachusetts if they qualify as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in Fund shares.

Many states grant tax-free status to ordinary income distributions that a Fund pays to you, which are derived from interest on direct obligations of the U.S. Government. Some states have minimum investment requirements for this tax-free status that must be met by a Fund. Investments in Ginnie Mae or Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase requirements collateralized by U.S. Government securities do not generally qualify for state tax-free treatment. The rules or exclusion of this income are different for corporate shareholders. Depending upon state and local law, distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes.

The Funds’ shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distribution from a Fund until a shareholder begins receiving payments from its retirement account. Because each shareholder’s tax situation is different, shareholders should consult their own tax advisors regarding the effect of federal, state and local taxes affecting an investment in Fund shares.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust’s policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds’ advisers may select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act (“Section 28(e)”) permits the advisers, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless principal transactions, as defined by Financial Industry Regulatory Authority Rules (“FINRA”) and in accordance with applicable SEC guidance.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Funds’ advisers under the Investment Advisory Agreements. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.

In some cases an adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

SIMC and the various firms that serve as Sub-Advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may execute a substantial portion of a Fund’s portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the “Program”). SIMC then requests, but does not require, that certain Sub-Advisers execute a portion of a Fund’s portfolio transactions through the Program. Under the Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to a Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay Fund operating expenses. Sub-Advisers are authorized to execute trades pursuant to the Program, provided that the Sub-Adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust’s Prospectuses, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to a

Fund and/or reimburses expenses of a Fund in order to maintain the Fund’s total operating expenses at or below a specified level. In such cases, the portion of commissions returned to a Fund under the Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to a Fund under the Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund’s portfolio when there is a change in Sub-Advisers in the Fund or a reallocation of assets among the Fund’s Sub-Advisers. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust’s policy to achieve best net results, and must comply with the Trust’s procedures regarding the execution of Fund transactions through affiliated brokers. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

For the fiscal years ended September 30, 2012, 2013 and 2014, the Funds paid the following brokerage fees:

	Total $ Amount of Brokerage Commissions Paid (000)				Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers (000)				% of Total Brokerage Commissions Paid to the Affiliated Brokers		% of Total Brokerage Transactions Effected Through Affiliated Brokers
Fund	2012	2013	2014		2011	2012	2013		2014		2014
Tax-Managed Small/Mid Cap Fund	$462	$460	$	XX	$45	$49	$	XX	XX	%	XX	%
Core Fixed Income Fund	$77	$2,120	$	XX	$—	$—	$	XX	XX	%	XX	%
High Yield Bond Fund	$1	$—	$	XX	$—	$—	$	XX	XX	%	XX	%

The portfolio turnover rate for the Funds for the fiscal years ending September 30, 2013 and 2014 was as follows:

	Turnover Rate
Fund	2013	2014
Tax-Managed Small/Mid Cap Fund	67%	XX	%
Core Fixed Income Fund	342%	XX	%
High Yield Bond Fund	74%	XX	%

The Trust is required to identify any securities of its “regular brokers or dealers” (as such term is defined in the 1940 Act) that the Trust has acquired during its most recent fiscal year. As of September 30, 2014, the Trust held the following securities:

[To be updated]

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds’ portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings (the “Portfolio Holdings Website”). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy  effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Except as set forth below, five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust’s officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

The Trust does not have any ongoing arrangements to make available portfolio holdings information sooner than publicly available. Nonetheless, portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds’ Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds’ third-party independent pricing agents and the Funds’ independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider’s contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds’ policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectuses or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the affected Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the affected Fund’s outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations  of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [Date], the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of a Fund. Persons who owned of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

[To be updated].

MASTER/FEEDER OPTION

The Tax-Managed Small/Mid Cap Fund may, in the future, seek to achieve its investment objectives by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the Fund. The initial shareholder(s) of the Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Fund. However, shareholders of the Fund will be given 30 days’ prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

CUSTODIANS

U.S. Bank National Association (“U.S. Bank”), located at 425 Walnut Street, Cincinnati, Ohio 45202, acts as wire agent and custodian for the assets of the Tax-Managed Small/Mid Cap, Core Fixed Income and High Yield Bond, Funds. U.S. Bank holds cash, securities and other assets of the respective Funds for which they act as custodian as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[Auditor], located at [Address], serves as the Trust’s independent registered public accounting firm.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

DESCRIPTION OF RATINGS

Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by Moody’s, S&P, and Fitch, Inc., (“Fitch”), respectively.

DESCRIPTION OF MOODY’S LONG-TERM RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P’S LONG-TERM RATINGS

Investment Grade

AAA Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH’S LONG-TERM RATINGS

Investment Grade Bond

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A-1

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Moody’s, Standard and Poor’s, and Fitch, Inc., respectively.

DESCRIPTION OF MOODY’S SHORT-TERM RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

• Leading market positions in well-established industries.

• High rates of return on funds employed.

• Conservative capitalization structures with moderate reliance on debt and ample asset protection.

• Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

• Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P’S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1”.

DESCRIPTION OF FITCH’S SHORT-TERM RATINGS

F-1 Highest Credit Quality. Indicates the best capacity for timely payment of financial commitments; may have an added “+” to denote exceptionally strong credit feature.

F-2 Good Credit Quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3 Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

A-2

PART C. OTHER INFORMATION

Item 28.  Exhibits:

(a)(1)  Registrant's Agreement and Declaration of Trust, dated October 17, 1986, as originally filed with Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the Securities and Exchange Commission ("SEC") on October 17, 1986, is herein incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1998.

(a)(2)  Amendment, dated December 23, 1988, to the Agreement and Declaration of Trust, dated October 17, 1986, is herein incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 19, 1997.

(b)  Amended and Restated By-Laws, dated September 13, 2011, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement, dated December 16, 1994, between the Trust and SEI Investments Management Corporation ("SIMC") is herein incorporated by reference to Exhibit (5)(cc) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1997.

(d)(2)  Amended Schedule B, as last revised March 27, 2012, to the Investment Advisory Agreement, dated December 16, 1994, between the Trust and SIMC is herein incorporated by reference to exhibit (d)(2) of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2013.

(d)(3)  Investment Sub-Advisory Agreement, dated July 13, 2006, between SIMC and Acadian Asset Management LLC (f/k/a Acadian Asset Management Inc.) with respect to the Global Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(d)(4)  Amended Schedule B, as last revised March 29, 2010, to the Investment Sub-Advisory Agreement, dated July 13, 2006, between SIMC and Acadian Asset Management LLC (f/k/a Acadian Asset Management Inc.) with respect to the Global Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(d)(5)  Amendment, dated January 6, 2012, to the Investment Sub-Advisory Agreement, dated July 13, 2006, with Amended Schedule B, as last revised March 29, 2010, between SIMC and Acadian Asset Management LLC (f/k/a Acadian Asset Management Inc.) with respect to the Global Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(d)(6)  Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP) with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(7)  Amendment, dated June 24, 2011, and amended Schedule A, as last revised June 24, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP) with respect to the Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility and Large Cap Funds are herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(8)  Amendment, dated December 15, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as amended June 24, 2011, and with amended Schedule A, as last revised June 24, 2011, between SIMC and AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP) with respect to the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(d)(9)  Amended Schedule B, as last revised September 20, 2012, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as amended June 24, 2011 and December 15, 2011, and with amended Schedule A, as last revised June 24, 2011, between SIMC and AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP) with respect to the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility, and Tax-Managed Managed Volatility Funds is herein incorporated by reference to exhibit (d)(9) of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2013.

(d)(10)  Investment Sub-Advisory Agreement, dated September 14, 2011, between SIMC and AllianceBernstein L.P. with respect to the Small Cap, Small Cap Growth and Tax-Managed Small/Mid Cap Funds is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(11)  Amendment, dated June 30, 2014, and amended Schedules A and B, as last revised June 30, 2014, to the Investment Sub-Advisory Agreement, dated September 14, 2011, between SIMC and AllianceBernstein L.P. with respect to the Small Cap, Small Cap Growth, Tax-Managed Small/Mid Cap, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds are herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(d)(12)  Investment Sub-Advisory Agreement, dated January 2, 2013, between SIMC and Analytic Investors, LLC with respect to the Global Managed Volatility and U.S. Managed Volatility Funds is herein incorporated by reference to exhibit (d)(13) of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2013.

(d)(13)  Investment Sub-Advisory Agreement, dated January 2, 2013, between SIMC and Analytic Investors, LLC with respect to the Tax-Managed Managed Volatility Fund is herein incorporated by reference to exhibit (d)(14) of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2013.

(d)(14)  Investment Sub-Advisory Agreement, dated July 8, 2009, between SIMC and AQR Capital Management, LLC with respect to the Small Cap and Small Cap Growth Funds is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(15)  Amendment, dated June 28, 2011, to the Investment Sub-Advisory Agreement, dated July 8, 2009, between SIMC and AQR Capital Management, LLC with respect to the Small Cap, Small Cap Growth, Large Cap and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(16)  Amended Schedule A, as last revised January 6, 2012, to the Investment Sub-Advisory Agreement, dated July 8, 2009, as amended June 28, 2011, between SIMC and AQR Capital Management, LLC with respect to the Small Cap, Small Cap Growth, Large Cap, Tax-Managed Large Cap and Multi-Asset Accumulation Funds is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(d)(17)  Amended Schedule B, as last revised March 30, 2012, to the Investment Sub-Advisory Agreement, dated July 8, 2009, as amended June 28, 2011, between SIMC and AQR Capital Management LLC with respect to the Small Cap, Small Cap Growth, Large Cap, Tax-Managed Large Cap and Multi-Asset Accumulation Funds is herein incorporated by reference to exhibit (d)(18) of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2013.

(d)(18)  Investment Sub-Advisory Agreement, dated March 30, 2007, between SIMC and Ares Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(108) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2008.

(d)(19)  Amended Schedules A and B, as last revised May 21, 2009, to the Investment Sub-Advisory Agreement, dated March 30, 2007, between SIMC and Ares Management LLC with respect to the High Yield Bond and Enhanced Income Funds are herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(20)  Investment Sub-Advisory Agreement, dated March 12, 2014, between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(d)(21)  Investment Sub-Advisory Agreement between SIMC and Benefit Street Partners L.L.C. is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(d)(22)  Investment Sub-Advisory Agreement, dated September 24, 2013, between SIMC and Brandywine Global Investment Management, LLC with respect to the Large Cap Value Fund is herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2014.

(d)(23)  Investment Sub-Advisory Agreement, dated March 31, 2009, between SIMC and Brigade Capital Management, LP with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(103) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(24)  Investment Sub-Advisory Agreement, dated September 27, 2010, between SIMC and Brown Advisory LLC (f/k/a Brown Investment Advisory Incorporated) with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(d)(25)  Amendment, dated June 24, 2011, and amended Schedules A and B, as last revised June 24, 2011, to the Investment Sub-Advisory Agreement, dated September 27, 2010, between SIMC and Brown Advisory LLC (f/k/a Brown Investment Advisory Incorporated) with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds are herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(26)  Investment Sub-Advisory Agreement, dated March 31, 2011, between SIMC and CenterSquare Investment Management, Inc. (f/k/a Urdang Securities Management Inc) with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(27)  Amended and Restated Investment Sub-Advisory Agreement, dated April 30, 2013, between SIMC and Delaware Investments Fund Advisers, a series of Delaware Management Business Trust with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2014.

(d)(28)  Investment Sub-Advisory Agreement, dated June 29, 2012, between SIMC and Fiduciary Management Associates, LLC with respect to the Small Cap and Small Cap Value Funds is herein incorporated by reference to exhibit (d)(33) of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2013.

(d)(29)  Investment Sub-Advisory Agreement, dated January 10, 2012, between SIMC and Guggenheim Partners Investment Management, LLC (f/k/a Guggenheim Partners Asset Management, LLC) with respect to the Multi-Asset Income Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(d)(30)  Amended Schedule B, as last revised March 30, 2012, to the Investment Sub-Advisory Agreement, dated January 10, 2012, between SIMC and Guggenheim Partners Investment Management, LLC (f/k/a Guggenheim Partners Asset Management, LLC) with respect to the Multi-Asset Income Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 85 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 3, 2012.

(d)(31)  Investment Sub-Advisory Agreement, dated October 21, 2005, between SIMC and INTECH Investment Management LLC (f/k/a Enhanced Investment Technologies, LLC) with respect to the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(d)(32)  Amended Schedules A and B, as last revised June 30, 2011, to the Investment Sub-Advisory Agreement, dated October 21, 2005, between SIMC and INTECH Investment Management LLC (f/k/a Enhanced Investment Technologies, LLC) with respect to the Large Cap Growth Fund are herein incorporated by reference to Exhibit (d)(32) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(33)  Investment Sub-Advisory Agreement, dated January 1, 2011, between SIMC and Integrity Asset Management, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(34)  Amendment, dated October 5, 2011, to the Investment Sub-Advisory Agreement, dated January 1, 2011, between SIMC and Integrity Asset Management, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(35)  Investment Sub-Advisory Agreement, dated May 1, 2014, between SIMC and Jackson Square Partners, LLC with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(d)(36)  Investment Sub-Advisory Agreement, dated May 1, 2014, between SIMC and Jackson Square Partners, LLC with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(d)(37)  Investment Sub-Advisory Agreement, dated July 13, 2007, between SIMC and Janus Capital Management LLC with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(106) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 2007.

(d)(38)  Investment Sub-Advisory Agreement, dated April 1, 2010, between SIMC and Jennison Associates LLC with respect to the Core Fixed Income and U.S. Fixed Income Funds is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(d)(39)  Investment Sub-Advisory Agreement, dated October 3, 2005, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(d)(40)  Amendment, dated January 25, 2012, to the Investment Sub-Advisory Agreement, dated October 3, 2005, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond, U.S. Fixed Income, Small Cap, Small Cap Growth and Mid-Cap Funds is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 81 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 27, 2012.

(d)(41)  Amended Schedules A and B, dated June 25, 2014, to the Investment Sub-Advisory Agreement, dated October 3, 2005, as amended January 25, 2012, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond, U.S. Fixed Income, Small Cap, Small Cap Growth and Mid-Cap Funds is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(d)(42)  Investment Sub-Advisory Agreement, dated June 25, 2014, between SIMC and J.P. Morgan Investment Management Inc. with respect to the Tax-Managed Small/Mid Cap Fund is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(d)(43)  Investment Sub-Advisory Agreement, dated March 29, 2010, between SIMC and Lazard Asset Management LLC with respect to the Large Cap Value Fund is herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(d)(44)  Investment Sub-Advisory Agreement, dated July 21, 2009, between SIMC and Lee Munder Capital Group, LLC with respect to the Small Cap Value, Small Cap Growth and Tax-Managed Small/Mid Cap (f/k/a the Tax-Managed Small Cap) Funds is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(45)  Amendment, dated June 30, 2014, and amended Schedules A and B, as last revised June 30, 2014, to the Investment Sub-Advisory Agreement, dated July 21, 2009, between SIMC and Lee Munder Capital Group, LLC with respect to the Small Cap Value, Tax-Managed Small/Mid Cap and Mid-Cap Funds are herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(d)(46)  Investment Sub-Advisory Agreement, dated March 31, 1995, between SIMC and LSV Asset Management with respect to the Large Cap Value Fund is herein incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 1995.

(d)(47)  Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated March 31, 1995, between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(48)  Amended Schedule C, dated July 2003, to the Investment Sub-Advisory Agreement, dated March 31, 1995, as amended July 1, 2003, between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(80) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on July 10, 2006.

(d)(49)  Investment Sub-Advisory Agreement, dated August 3, 2001, between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2002.

(d)(50)  Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated August 3, 2001, between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(51)  Amended Schedule A, as last revised September 25, 2009, to the Investment Sub-Advisory Agreement, dated August 3, 2001, as amended July 1, 2003, between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap and Large Cap Funds is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(52)  Investment Sub-Advisory Agreement, dated November 30, 2010, between SIMC and LSV Asset Management with respect to the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(53)  Investment Sub-Advisory Agreement, dated December 9, 2002, between SIMC and Martingale Asset Management LP with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2003.

(d)(54)  Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated December 9, 2002, between SIMC and Martingale Asset Management LP with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(55)  Amended Schedule A, as last revised December 18, 2006, to the Investment Sub-Advisory Agreement, dated December 9, 2002, as amended July 1, 2003, between SIMC and Martingale Asset Management LP with respect to the Small Cap Value and Small Cap Growth Funds is herein incorporated by reference to Exhibit (d)(93) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2007.

(d)(56)  Amended Schedule B, as last revised April 1, 2009, to the Investment Sub-Advisory Agreement, dated December 9, 2002, as amended July 1, 2003, with amended Schedule A, as last revised December 18, 2006, between SIMC and Martingale Asset Management LP with respect to the Small Cap Value and Small Cap Growth Funds is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(d)(57)  Amendment, dated September 30, 2011, to the Investment Sub-Advisory Agreement, dated December 9, 2002, as amended July 1, 2003, and with amended Schedule A, as last revised December 18, 2006, and amended Schedule B, as last revised April 1, 2009, between SIMC and Martingale Asset Management LP with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(58)  Investment Sub-Advisory Agreement, dated February 6, 2013, between SIMC and Metropolitan West Asset Management LLC with respect to the Core Fixed Income and U.S. Fixed Income Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(d)(59)  Investment Sub-Advisory Agreement, dated December 8, 2011, between SIMC and Montibus Capital Management LLC (f/k/a TW Asset Management LLC) with respect to the Small Cap and Small Cap Growth Funds is herein incorporated by reference to Exhibit (d)(77) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(d)(60)  Amended Schedule B, as last revised June 29, 2012, to the Investment Sub-Advisory Agreement, dated December 8, 2011, between SIMC and Montibus Capital Management LLC (f/k/a TW Asset Management LLC) with respect to the Small Cap and Small Cap Growth Funds is herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2013.

(d)(61)  Investment Sub-Advisory Agreement, dated December 11, 2013, between SIMC and PanAgora Asset Management Inc with respect to the Multi-Asset Accumulation Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2014.

(d)(62)  Investment Sub-Advisory Agreement, dated June 27, 2005, between SIMC and Parametric Portfolio Associates LLC with respect to the Tax-Managed Small/Mid Cap Fund (f/k/a the Tax-Managed Small Cap Fund) is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(d)(63)  Amendment, dated June 25, 2014, and amended Schedules A and B, as last revised June 25, 2014, to the Investment Sub-Advisory Agreement, dated June 27, 2005, between SIMC and Parametric Portfolio Associates LLC with respect to the Tax-Managed Large Cap, Tax-Managed Small/Mid Cap and Tax-Managed Volatility Funds are herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(d)(64)  Investment Sub-Advisory Agreement, dated May 30, 2014, between SIMC and QS Investors, LLC with respect to the Multi-Asset Inflation Managed Fund is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(d)(65)  Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Quantitative Management Associates LLC (formerly, Prudential Investment Management, Inc.) with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(66)  Assignment and Assumption Agreement, dated July 1, 2004, between SIMC, Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2004.

(d)(67)  Amended Schedules A and B, as last revised July 8, 2009, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as assigned and assumed, July 1, 2004, between SIMC and Quantitative Management Associates LLC (formerly, Prudential Investment Management, Inc.) with respect to the Large Cap Growth, Tax-Managed Large Cap, Mid-Cap and Large Cap Funds are herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(68)  Amendment, dated January 23, 2012, to the Investment Sub-Advisory Agreement, dated July 1, 2003, as assigned and assumed July 1, 2004, with Amended Schedules A and B, as last revised July 8, 2009, between SIMC and Quantitative Management Associates LLC (formerly, Prudential Investment Management, Inc.) with respect to the Mid-Cap Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 81 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 27, 2012.

(d)(69)  Investment Sub-Advisory Agreement, dated July 1, 2013, between SIMC and Robeco Investment Management, Inc. with respect to the Small Cap Value and Small Cap Funds is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2014.

(d)(70)  Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Security Capital Research & Management Incorporated with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(71)  Amended Schedules A and B, as last revised March 24, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Security Capital Research & Management Incorporated with respect to the Real Estate and Small Cap Value Funds are herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(72)  Amendment, dated September 15, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, and with Amended Schedules A and B, as last revised March 24, 2011, between SIMC and Security Capital Research & Management Incorporated with respect to the Real Estate and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(73)  Investment Sub-Advisory Agreement, dated July 6, 2007, between SIMC and SSgA Funds Management, Inc. with respect to the S&P 500 Index Fund is herein incorporated by reference to Exhibit (d)(97) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 3, 2007.

(d)(74)  Amendment, dated September 15, 2014, and amended Schedules A and B, as revised September 15, 2014, to the Investment Sub-Advisory Agreement, dated July 6, 2007, between SIMC and SSgA Funds Management, Inc. with respect to the S&P 500 Index and Multi-Asset Income Funds are herein incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(d)(75)  Investment Sub-Advisory Agreement, dated June 24, 2011, between SIMC and Waddell & Reed Investment Management Co with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(76)  Investment Sub-Advisory Agreement, dated June 24, 2011, between SIMC and Waddell & Reed Investment Management Co with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(d)(77)  Investment Sub-Advisory Agreement, dated November 12, 2003, between SIMC and Wellington Management Company, LLP with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2004.

(d)(78)  Amendment, dated April 10, 2012, to the Investment Sub-Advisory Agreement, dated November 12, 2003, between SIMC and Wellington Management Company, LLP with respect to the Real Estate Fund is herein incorporated by reference to exhibit (d)(87) of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2013.

(d)(79)  Amended Schedules A and B, as last revised June 25, 2014, to the Investment Sub-Advisory Agreement, dated November 12, 2003, as amended April 10, 2012, between SIMC and Wellington Management Company, LLP with respect to the Enhanced Income Fund are herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(d)(80)  Investment Sub-Advisory Agreement, dated June 25, 2014, between SIMC and Wellington Management Company, LLP with respect to the Tax-Managed Small/Mid Cap Fund is herein incorporated by reference to Exhibit (d)(80) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(d)(81)  Investment Sub-Advisory Agreement, dated September 30, 2003, between SIMC and Wells Capital Management Incorporated with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(82)  Amended Schedules A and B, as last revised April 30, 2009, to the Investment Sub-Advisory Agreement, dated September 30, 2003, between SIMC and Wells Capital Management Incorporated with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(83)  Investment Sub-Advisory Agreement, dated March 24, 1997, between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit 5(dd) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1998.

(d)(84)  Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated March 24, 1997, between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(85)  Amended Schedules A and B, as last revised April 28, 2009, to the Investment Sub-Advisory Agreement, dated March 24, 1997, as amended July 1, 2003, between SIMC and Western Asset Management Company with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 29, 2009.

(d)(86)  Investment Sub-Advisory Agreement, dated November 7, 2005, between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(d)(87)  Amended Schedules A and B, as last revised April 28, 2009, to the Investment Sub-Advisory Agreement, dated November 7, 2005, between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 29, 2009.

(d)(88)  Investment Sub-Advisory Agreement, dated December 13, 2010, between SIMC and William Blair & Company L.L.C. with respect to the Small Cap Value, Small Cap and Tax-Managed Small/Mid Cap (f/k/a the Tax-Managed Small Cap) Funds is herein incorporated by reference to Exhibit (d)(80) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(d)(89)  Amendment, dated June 30, 2014, and amended Schedules A and B, as last revised June 30, 2014, to the Investment Sub-Advisory Agreement, dated December 13, 2010, between SIMC and William Blair & Company L.L.C. with respect to the Small Cap Value, Small Cap and Tax-Managed Small/Mid Cap Funds are herein incorporated by reference to Exhibit (d)(89) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(e)(1)  Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2003.

(e)(2)  Amended Schedule A, as last revised December 6, 2011, to the Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(f)  Not Applicable.

(g)(1)  Schedule of Global Custody Services and Charges, dated February 28, 2011, to the Custodian Agreement between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(g)(2)  Amended and Restated Custodian Agreement, dated March 28, 2012, between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2013.

(g)(3)  Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2014.

(g)(4)  Third Amendment, dated April 1, 2014, to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 93 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 12, 2014.

(g)(5)  Fourth Amendment, dated July 7, 2014, to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(5) of Post-Effective Amendment No. 93 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 12, 2014.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management) is herein incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2004.

(h)(2)  Amended Schedule D, as last revised October 1, 2014, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services is filed herewith.

(h)(3)  Amendment No. 1, dated March 28, 2012, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Fund Services is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(h)(4)  Expense Limitation Agreement, dated August 3, 2007, between SEI Investments Global Funds Services and SEI Institutional Managed Trust is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 3, 2007.

(h)(5)  Class A Shares Shareholder Service Plan and Agreement, dated May 1, 1996, between the Trust and SEI Investments Distribution Company (f/k/a SEI Financial Services Company) is herein incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1997.

(h)(6)  Class A Shares Administrative Services Agreement, dated July 21, 2005, between the Trust and GWFS Equities, Inc. with respect to the Large Cap Value, Small Cap Value, Small Cap Growth and High Yield Bond Funds is herein incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(h)(7)  Class I Shares Shareholder Service Plan and Agreement between the Trust and SEI  Investments Distribution Company is herein incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2001.

(h)(8)  Class I Shares Administrative Services Plan and Agreement, dated October 4, 2001, between the Trust and SEI Investments Distribution Company is herein incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2002.

(h)(9)  Class Y Shares Shareholder Service Plan and Agreement between the Trust and SEI Investments Distribution Company is herein incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2001.

(h)(10)  Class G Shares Shareholder Service Plan and Agreement between the Trust and SEI Investments Distribution Company is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(i)  Opinion and Consent of Counsel to be filed by later Amendment.

(j)  Consent of Independent Registered Public Accounting Firm to be filed by later Amendment.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Class G Shares Distribution Plan is herein incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan, dated August 12, 2010, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(o)  Not applicable.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation, dated August 1, 2013, is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 93 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 12, 2014.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co., dated September 20, 2013, is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 93 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 12, 2014.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services, as last revised December 2013, is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 93 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 12, 2014.

(p)(4)  The Code of Ethics for SEI Institutional Managed Trust, as last revised January 3, 2014, is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 93 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 12, 2014.

(p)(5)  The Code of Ethics for Acadian Asset Management LLC, as last revised January 2014, is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(p)(6)  The Code of Ethics for AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP), dated May 30, 2014, is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(p)(7)  The Code of Ethics for AllianceBernstein L.P., dated January 2013, is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2014.

(p)(8)  The Code of Ethics for Analytic Investors, LLC, dated August 14, 2009, is herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2010.

(p)(9)  The Code of Ethics for AQR Capital Management, LLC dated March 10, 2010, is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(p)(10)  The Code of Ethics for Ares Management LLC, dated January 15, 2008, is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(p)(11)  The Code of Ethics for Artisan Partners Limited Partnership, as last revised May 15, 2013, is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2014.

(p)(12)  The Code of Ethics for Benefit Street Partners L.L.C. is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(p)(13)  The Code of Ethics for Brandywine Global Investment Management, LLC, as last revised February 2014, is herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(p)(14)  The Code of Ethics for Brigade Capital Management, LP is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(p)(15)  The Code of Ethics for Brown Advisory LLC, dated August 2011, is herein incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 17, 2012.

(p)(16)  The Code of Ethics for CenterSquare Investment Management, Inc. (f/k/a Urdang Capital Management Inc), dated March 2012, is herein incorporated by reference to Exhibit (p)(37) of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2013.

(p)(17)  The Code of Ethics for Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, dated October 1, 2013, is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2014.

(p)(18)  The Code of Ethics for Fiduciary Management Associates, LLC, as last revised July 20, 2012, is herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2013.

(p)(19)  The Code of Ethics for Guggenheim Partners Investment Management, LLC, dated February 2014, is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(p)(20)  The Code of Ethics for Munder Capital Management, the parent company of Integrity Asset Management, LLC, dated May 13, 2014, is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(p)(21)  The Code of Ethics for Jackson Square Partners, LLC, dated April 2014, is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(p)(22)  The Code of Ethics for Janus Capital Group, the parent company of INTECH Investment Management LLC and Janus Capital Management LLC, as last revised March 15, 2012, is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2013.

(p)(23)  The Code of Ethics for Jennison Associates LLC, dated June 30, 2010, is herein incorporated by reference to Exhibit (p)(36) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(p)(24)  The Code of Ethics for J.P. Morgan Investment Management Inc., as last revised July 7, 2010, is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(p)(25)  The Code of Ethics for Lazard Asset Management LLC, dated January 2012, is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 88 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2013.

(p)(26)  The Code of Ethics for Lee Munder Capital Group, LLC, as last revised May 2013, is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2014.

(p)(27)  The Code of Ethics for LSV Asset Management, as last revised October 18, 2013, is herein incorporated by reference to Exhibit (p)(27) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(p)(28)  The Code of Ethics for Martingale Asset Management LP, dated August 18, 2008, is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(p)(29)  The Code of Ethics for TCW, the parent company of Metropolitan West Asset Management LLC, as last revised October 1, 2013, is herein incorporated by reference to Exhibit (p)(27) of Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2014.

(p)(30)  The Code of Ethics for Montibus Capital Management LLC (f/k/a Timberline Asset Management LLC), dated December 31, 2013, is herein incorporated by reference to Exhibit (p)(30) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(p)(31)  The Code of Ethics for PanAgora Asset Management Inc, dated December 31, 2012, is herein incorporated by reference to Exhibit (p)(28) of Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2014.

(p)(32)  The Code of Ethics for Parametric Portfolio Associates LLC, dated April 1, 2013, is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(p)(33)  The Code of Ethics for QS Investors, LLC, dated June 2, 2014, is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(p)(34)  The Code of Ethics for Quantitative Management Associates LLC is herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(p)(35)  The Code of Ethics for Robeco Investment Management, Inc. is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2009.

(p)(36)  The Code of Ethics for Security Capital Research & Management Incorporated, as last revised July 7, 2010, is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(p)(37)  The Code of Ethics for SSgA Funds Management, Inc., dated April 16, 2013, is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2014.

(p)(38)  The Code of Ethics for Waddell & Reed Investment Management Co, as last revised November 2012, is herein incorporated by reference to Exhibit (p)(38) of Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2014.

(p)(39)  The Code of Ethics for Wellington Management Company, LLP, dated August 1, 2013, is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2014.

(p)(40)  The Code of Ethics for Wells Capital Management Incorporated, dated August 2, 2012, is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 96 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 14, 2014.

(p)(41)  The Code of Ethics for Western Asset Management Company and Western Asset Management Company Limited, dated January 1, 2010, is herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(p)(42)  The Code of Ethics for William Blair & Company L.L.C., dated February 18, 2010, is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (Files Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2011.

(q)(1)  Power of Attorney for Robert A. Nesher, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(1) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(q)(2)  Power of Attorney for William M. Doran, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(q)(3)  Power of Attorney for George J. Sullivan, Jr., dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(4) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(q)(4)  Power of Attorney for Nina Lesavoy, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(5) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(q)(5)  Power of Attorney for James M. Williams, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(6) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(q)(6)  Power of Attorney for Mitchell A. Johnson, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(7) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(q)(7)  Power of Attorney for Hubert L. Harris, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(8) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

(q)(8)  Power of Attorney for Peter A. Rodriguez, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(9) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 2, 2011.

Item 29.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information filed herewith regarding the Registrant's control relationships. SIMC is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust is filed as Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of the Investment Adviser and Sub-Advisers:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of the Adviser or Sub-Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The Adviser's or Sub-Adviser's table was provided to the Registrant by the Adviser or Sub-Adviser for inclusion in this Registration Statement.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the Adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is a registered investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

Unless otherwise noted, the address of all the companies listed below is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Edward Loughlin Director & Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	Director
	SEI Trust Company	Director
	SEI Global Services, Inc.	Senior Vice President
	LSV Asset Management	Management Committee
	SEI Investments (Asia), Limited	Director
	SEI Asset Korea, Co. Ltd	Director
	SEI Investments (South Africa) Limited	Director
	SEI Investments Global Funds Services	Vice President
	SEI Investments Canada Company	Director
N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company	Executive Vice President, General Counsel, Chief Compliance Officer, Assistant Secretary
	SEI Trust Company	Director, Vice President
	SEI Funds, Inc.	Vice President, Secretary
	SEI Investments, Inc	Vice President, Secretary
	SEI Global Investments Corp.	Director, Vice President, Secretary
	SEI Insurance Group, Inc.	Director, Vice President, Assistant Secretary
	SEI Advanced Capital Management, Inc	Director, Vice President, Secretary
	SEI Primus Holding Corp.	Vice President, Assistant Secretary

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	SEI Investments Distribution Co.	Director
	SEI Global Services Inc	Director, Senior Vice President
	SEI Investments Global (Cayman) Limited	Director
	SEI Global Holdings (Cayman) Inc	Chairman of the Board, Chief Executive Officer
	SEI Investments—Global Fund Services Limited	Director
	SEI Investments Global (Bermuda) Ltd	Vice President
Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Global Investments Corp	President
	SEI Global Services, Inc	Senior Vice President
	SEI Investments (Asia), Limited	Director
	SEI Investments (Europe) Ltd UK	Director
	SEI Global Nominee Ltd	Director
	SEI European Services Limited U.K.	Director
	SEI Investments Global, Limited	Director
	SEI Investments (South Africa) Limited	Director
	SEI Investments Canada Company	Director, President
Kevin Barr Director & President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	President, Chief Executive Officer
	SEI Global Services Inc.	Vice President
Kathy Heilig Vice President & Treasurer	SEI Investments Company	Vice President, Controller & Chief Accounting Officer
	SEI Funds Inc	Director, Vice President, Treasurer

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	SEI Investments, Inc	Director, Vice President, Treasurer
	SEI Global Investments Corp	Director, Vice President & Treasurer
	SEI Insurance Group, Inc	Vice President, Treasurer
	SEI Advanced Capital Management, Inc	Director, Vice President, Treasurer
	SEI Primus Holding Corp	Director, Vice President, Treasurer
	SEI Global Services, Inc.	Treasurer
	SEI Global Capital Investments, Inc	Director, Vice President, Treasurer
	SEI Investments Global (Cayman) Limited	Vice President, Treasurer
	SEI Investments Global Holdings (Cayman) Inc	Vice President, Assistant Secretary & Treasurer
	SEI Ventures, Inc	Director, Vice President, Treasurer
	SEI Investments Management Corporation Delaware, LLC	Manager, Vice President, Treasurer
	SEI Investments Developments Inc	Director, Vice President, Treasurer
	SEI Investments Global Funds Services	Vice President, Treasurer
Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company	Vice President—Legal & Assistant Secretary
	SEI Funds Inc	Vice President
	SEI Global Services Inc	Vice President & Assistant Secretary
	SEI SIMC Holdings, LLC	Manager
	SEI Investments Global (Bermuda) Ltd	Vice President
	SEI Structured Credit Fund, L.P.	Vice President, Assistant Secretary
	SIMC Subsidiary, LLC	Manager

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	SEI Investments Global Funds Services	General Counsel, Vice President & Secretary
	SEI Institutional Transfer Agent, Inc.	General Counsel, Secretary
Aaron Buser Vice President & Assistant Secretary	SEI Structured Credit Fund, L.P.	Vice President, Assistant Secretary
	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary
David McCann Vice President & Assistant Secretary	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary
Kevin Crowe Vice President	SEI Global Services, Inc.	Vice President
John Fisher Vice President	SEI Global Services, Inc.	Vice President
Linda Kerr Vice President	SEI Global Services, Inc.	Vice President
	SEI Private Trust Company	Vice President
Paul Klauder Vice President	SEI Global Services, Inc	Vice President
	SEI Investments Canada Company	Vice President
Roger Messina Vice President	SEI Global Services Inc	Vice President
	SEI Investments Canada Company	Vice President
James Miceli Vice President	SEI Global Services, Inc.	Vice President
James V. Morris Vice President	SEI Global Services, Inc.	Vice President
Stephen Onofrio Vice President	SEI Global Services, Inc.	Vice President
Robert Wrzesniewski Vice President	SEI Global Services, Inc.	Vice President

Acadian Asset Management LLC

Acadian Asset Management LLC ("Acadian") is a Sub-Adviser for the Registrant's Global Managed Volatility Fund. The principal business address of Acadian is 260 Franklin Street, Boston, Massachusetts 02110. Acadian is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
John Chisholm, Executive Vice President, CIO, Member of Board of Managers	Acadian Asset Management (UK) Ltd 36-38 Cornhill London EC3V 3NG United Kingdom	Director, asset management
Churchill Franklin, CEO, Member of Board of Managers	Acadian Asset Management (UK) Ltd 36-38 Cornhill London EC3V 3NG United Kingdom	Director, asset management
	Acadian Cayman Limited G.P. PO Box 309 Ugland House, Grand Cayman, KY1-1104, Cayman Islands	Director, asset management
Ronald Frashure, Chairman of the Board of Managers	Acadian Asset Management (Singapore) Pte Ltd 8 Shenton Way #37-02 Singapore 068811	Director, asset management
	Acadian Cayman Limited G.P. PO Box 309 Ugland House, Grand Cayman, KY1-1104, Cayman Islands	Director, asset management
Mark Minichiello, Executive Vice President, COO, Treasurer, Secretary, Member of Board of Managers	Acadian Asset Management (UK) Ltd 36-38 Cornhill London EC3V 3NG United Kingdom	Director, asset management
	Acadian Asset Management (Singapore) Pte Ltd 8 Shenton Way #37-02 Singapore 068811	Director, asset management
	Acadian Asset Management (Japan) Marunouchi Trust Tower 20th Floor 1 Chome-8-3 Marunouchi, Chiyoda-ku, Tokyo-to 100-0005, Japan	Director, asset management

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Ross Dowd, Executive Vice President, Head of Client Service, Member of Board of Managers	Acadian Asset Management (UK) Ltd 36-38 Cornhill London EC3V 3NG United Kingdom	Director, asset management
	Acadian Cayman Limited G.P. PO Box 309 Ugland House, Grand Cayman, KY1-1104, Cayman Islands	Director, asset management
	Acadian Asset Management (Australia) Ltd Level 40 Australia Square 265-278 George Street Sydney NSW 2000 Australia	Director, asset management
	Acadian Asset Management (Singapore) Pte Ltd 8 Shenton Way #37-02 Singapore 068811	Director, asset management
	Acadian Asset Management (Japan) Marunouchi Trust Tower 20th Floor 1 Chome-8-3 Marunouchi, Chiyoda-ku, Tokyo-to 100-0005, Japan	Director, asset management
Linda Gibson, Member of Board of Managers	Old Mutual (US) Holdings Inc. (a holding company) 200 Clarendon Street, 53rd Floor Boston, MA 02116	Director, Executive Vice President and Head of Global Distribution, Affiliated Directorships
	Acadian Asset Management LLC (an investment advisor) 260 Franklin Street Boston, MA 02110	Affiliated Directorships
	Barrow, Hanley, Mewhinney & Strauss, LLC (an investment advisor) JPMorgan Chase Tower 2200 Ross Avenue, 31st Floor Dallas, TX 75201	Affiliated Directorships

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Echo Point Investment Management, LLC (an investment advisor) One Tower Bridge 100 Front Street, Suite 1230 West Conshohocken, PA 19428	Affiliated Directorships
	Old Mutual (HFL) Inc. (a holding company for Heitman affiliated financial services firms) 191 North Wacker Drive Suite 2500 Chicago, IL 60606	Affiliated Directorships
	Old Mutual Asset Management International, Ltd. (an investment advisor) 2 Lambeth Hill London EC4P 4WR United Kingdom	Affiliated Directorships
	Rogge Global Partners plc (an investment advisor) Sion Hall 56 Victoria Embankment London, EC4Y ODZ	Affiliated Directorships
Christopher Hadley, Member of Board of Managers	Old Mutual (US) Holdings Inc. (a holding company) 200 Clarendon Street, 53rd Floor Boston, MA 02116	Executive Vice President, Head of Human Resources, Affiliated Directorships
	Acadian Asset Management LLC (an investment advisor) 260 Franklin Street Boston, MA 02110	Affiliated Directorships
Aidan Riordan, Member of Board of Managers	Old Mutual (US) Holdings Inc. (a holding company) 200 Clarendon Street, 53rd Floor Boston, MA 02116	Executive Vice President, Head of Affiliate Management, Affiliated Directorships
	Acadian Asset Management LLC (investment advisor) 260 Franklin Street Boston, MA 02110	Affiliated Directorships

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Barrow, Hanley, Mewhinney & Strauss, LLC (an investment advisor) JPMorgan Chase Tower 2200 Ross Avenue, 31st Floor Dallas, TX 75201	Affiliated Directorships
	The Campbell Group, Inc. (a holding company for The Campbell Group LLC) One South West Columbia, Suite 1700 Portland, OR 97258	Affiliated Directorships
	Copper Rock Capital Partners LLC (an investment advisor) 200 Clarendon Street, 51st Floor Boston, MA 02116	Affiliated Directorships
	Echo Point Investment Management, LLC (an investment advisor) One Tower Bridge 100 Front Street, Suite 1230 West Conshohocken, PA 19428	Affiliated Directorships
	Old Mutual (HFL) Inc. (a holding company for Heitman affiliated financial services firms) 191 North Wacker Drive Suite 2500 Chicago, IL 60606	Affiliated Directorships
	Investment Counselors of Maryland, LLC (an investment advisor) 803 Cathedral Street Baltimore, MD 21201	Affiliated Directorships
	Thompson, Siegel & Walmsley LLC (an investment advisor) 6806 Paragon Place, Suite 300 Richmond, VA 23230	Affiliated Directorships
Stephen Belgrad, Member of Board of Managers	Old Mutual (US) Holdings Inc. (a holding company) 200 Clarendon Street, 53rd Floor Boston, MA 02116	Director, Executive Vice President and Chief Financial Officer, Affiliated Directorships

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Acadian Asset Management LLC (an investment advisor) 260 Franklin Street Boston, MA 02110	Affiliated Directorships
	Copper Rock Capital Partners, LLC (an investment advisor) 200 Clarendon Street, 51st Floor Boston, MA 02116	Affiliated Directorships
	Old Mutual Asset Management International, Ltd. (an investment advisor) 2 Lambeth Hill London EC4P 4WR United Kingdom	Affiliated Directorships

AJO, LP

AJO, LP ("AJO"), is a Sub-Adviser for the Registrant's Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. The principal business address of AJO is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102. AJO is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
James S. Lobb Principal (Marketing)	Philadelphia Investment Advisors (1996-2012) 1650 Market Street Suite 1400 Philadelphia, PA 19103 Investment Advisor	Managing Director, Founding Partner
Arup Datta Principal, Portfolio Manager	Agriya Investors (3/2012-6/2012) 100 High Street 25th Floor Boston, MA 02110 Investment Advisor	Managing Director, Partner
	Numeric Investors (1/1993-3/2012) 470 Atlantic Avenue 6th Floor Boston, MA 02210 Investment Advisor	Director of Portfolio Management, Partner

AllianceBernstein L.P.

AllianceBernstein L.P. ("AllianceBernstein") is a Sub-Adviser for the Registrant's Small Cap, Small Cap Growth, Tax-Managed Small/Mid Cap, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Peter S. Kraus Chairman of the Board and Chief Executive Officer	AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105	Chairman of the Board and Chief Executive Officer
Henri de Castries Director	AXA 25 Avenue Matignon Paris 75008 France	Chairman and Chief Executive Officer
	AXA Financial 1290 Avenue of the Americas New York, NY 10104	Chairman
	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Director
Denis Duverne Director	AXA 25 Avenue Matignon Paris 75008 France	Deputy Chief Executive Officer
	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Director
Deborah S. Hechinger Director	Independent Consultant on Non-profit Governance	Director
Weston M. Hicks Director	Alleghany Corporation 7 Times Square New York, NY 10036	President, Chief Executive Officer
Mark Pearson Director	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Chairman, Chief Executive Officer
	AXA Financial 1290 Avenue of the Americas New York, NY 10104	Director, President, Chief Executive Officer
Scott A. Schoen Director	Baylon Capital Partners, L.P. 535 Boylston Street, 9th Fl. Boston, MA 02116	Chief Executive Officer

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Lorie A. Slutsky Director	New York Community Trust 909 Third Avenue New York, NY 10022	President, Chief Executive Officer
	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Director
Christian Thimann Director	AXA 25 Avenue Matignon Paris 75008 France	Head of Strategy & Public Affairs

Analytic Investors, LLC

Analytic Investors, LLC ("Analytic") is a Sub-Adviser for the Registrant's U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. The principal business address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, California 90013. Analytic is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Roger G. Clark Chairman	Ensign Peak Advisors 50 E N Temple Salt Lake City, UT 84150	President
Michael Brogan CFO & General Counsel	Analytic Investors Funds, plc Georges Court 54-62 Townsend Street Dublin 2, Ireland	Director

AQR Capital Management, LLC

AQR Capital Management, LLC ("AQR") is a Sub-Adviser for the Registrant's Large Cap, Tax-Managed Large Cap, Small Cap, Small Cap Growth and Multi-Asset Accumulation Funds. The principal business address of AQR is Two Greenwich Plaza, 4th Floor, Greenwich, Connecticut 06830. AQR is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Lasse Pedersen Principal	NYU Stern School of Business Henry Kaufman Management Center 44 West 4th Street New York, NY 10012	John A. Paulson Professor of Finance and Alternative Investments, 2009-present (on leave)
	Copenhagen Business School Howitzvej 60, 2000 Frederiksberg, Denmark 3815 3815	Professor (2011-present)

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Financial Times Stock Exchange (FTSE) 1270 Avenue of the Americas New York, NY 10020	Advisory Board Member (2009-present)
	American Finance Association Haas School of Business University of California Berkeley, CA 94729	Director (2011-present)
H. J. Willcox Managing Director, Chief Compliance Officer	KKR & Co., L.P. 9 West 57th Street New York, NY 10019	Global Head of Compliance and Counsel (June 2008-August 2013)
	AQR Funds 2 Greenwich Plaza Greenwich, CT 06830	Chief Compliance Officer (since 2013)
David Kabiller Founding Principal	AQR Funds 2 Greenwich Plaza Greenwich, CT 06830	Trustee (since 2010)
Bradley Asness Principal, Chief Legal Officer	AQR Funds 2 Greenwich Plaza Greenwich, CT 06830	Vice President (since 2009)
Marco Hanig Principal	AQR Funds 2 Greenwich Plaza Greenwich, CT 06830	Trustee (since 2014), Chief Executive Officer (since 2009), President (since 2008)
Brendan Kalb Managing Director, General Counsel	AQR Funds 2 Greenwich Plaza Greenwich, CT 06830	Executive Vice President (since 2009), Secretary (since 2008)

Ares Management LLC

Ares Management LLC ("Ares LLC") is a Sub-Adviser for the Registrant's Enhanced Income and High Yield Bond Funds. The principal business address of Ares LLC is 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067. Ares LLC is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Ares LLC has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Artisan Partners Limited Partnership

Artisan Partners Limited Partnership ("Artisan") is a Sub-Adviser for the Registrant's Small Cap Value Fund. The principal business address of Artisan is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan is a registered investment adviser under the Advisers Act.

The principal business address of Artisan Partners Funds, Inc. and Artisan Partners Distributors LLC is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Eric R. Colson President, Chief Executive Officer, Managing Director	Artisan Partners Funds, Inc.	President, Chief Executive Officer
	Artisan Partners Distributors LLC	Registered Representative
Charles J. Daley, Jr. Chief Financial Officer, Treasurer, Managing Director	Artisan Partners Distributors LLC	Financial Principal
Sarah A. Johnson Vice President, Secretary, Managing Director	Artisan Partners Funds, Inc.	General Counsel, Vice President, Secretary
	Artisan Partners Distributors LLC	Vice President, Secretary
Gregory K. Ramirez Vice President, Assistant Treasurer, Managing Director	Artisan Partners Funds, Inc.	Chief Financial Officer, Vice President, Treasurer
	Artisan Partners Distributors LLC	Chairman, President; until February 10, 2014, Vice President, Treasurer, Chief Financial Officer, Financial Principal

Benefit Street Partners L.L.C.

Benefit Street Partners L.L.C. ("Benefit Street") is a Sub-Adviser for the Registrant's High Yield Bond Fund. The principal business address of Benefit Street is 9 West 57th Street, Suite 4700, New York, New York 10019. Benefit Street is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Richard J. Byrne President	Deutsche Bank Securities Inc. 60 Wall Street, Lobby 4 New York, NY 10005	Chief Executive Officer

Brandywine Global Investment Management, LLC

Brandywine Global Investment Management, LLC ("Brandywine Global") is a Sub-Adviser for the Registrant's Large Cap Value Fund. The principal business address of Brandywine Global is 2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19104. Brandywine Global is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Brandywine Global has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Brigade Capital Management, LP

Brigade Capital Management, LP ("Brigade") is a Sub-Adviser for the Registrant's High Yield Bond Fund. The principal business address of Brigade is 399 Park Avenue, 16th Floor, New York, New York 10022. Brigade is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Brigade has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Brown Advisory LLC

Brown Advisory LLC ("Brown Advisory") is a Sub-Adviser for the Registrant's Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of Brown Advisory is 901 South Bond Street, Suite 400, Baltimore, Maryland 21231. Brown Advisory is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Michael D Hankin President,	Brown Advisory Incorporated and affiliates 901 South Bond Street, Suite 400 Baltimore, MD 21231	Chief Executive Officer, Partner
	Brown Advisory Funds 901 South Bond Street, Suite 400 Baltimore, MD 21231	Trustee
	Brown Advisory Funds PLC 901 South Bond Street, Suite 400 Baltimore, MD 21231	Director
	Baltimore Community Foundation 2 E. Read Street Baltimore, MD 21202	Trustee
	Baltimore Waterfront Mgmt Authority 1000 Lancaster Street Baltimore, MD 21231	Chairman

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Center For Large Landscape Conservation 303 W. Mendenhall, Ste. #4 Bozeman, MT 59715	Director
	Greenspring Valley Hounds 13920 Mantua Mill Road Reisterstown, MD 21136	President
	Johns Hopkins Medicine 600 N. Wolfe Street Baltimore, MD 21287	Trustee and Vice Chairman
	Johns Hopkins University 3400 N. Charles Street Baltimore, MD 21218	Trustee
	Johns Hopkins University Carey School of Business 100 International Drive Baltimore, MD 21202	Chairman, Corporate Advisory
	Land Preservation Trust PO Box 433 Lutherville-Timonium, MD 21094-0433	President
	Mountain Gorilla Veterinary Project Wildlife Health Center UC Davis One Shields Avenue Davis, CA 95616	Trustee and Vice Chairman
	Tate Engineering Systems, Inc 1560 Caton Center Drive Halethorpe, MD 21227	Director
	The Wills Group 6355 Crain Highway La Plata, MD 20646	Director
	Greater Baltimore Committee 111 South Calvert Street Suite 1700 Baltimore, MD 21202	Director
David M. Churchill Treasurer	Brown Advisory Incorporated and affiliates 901 South Bond Street, Suite 400 Baltimore, MD 21231	Chief Operating Officer, Chief Financial Officer, Partner

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Brown Advisory Funds 901 South Bond Street, Suite 400 Baltimore, MD 21231	President/Principal Executive Officer
	Brown Advisory Funds PLC 901 South Bond Street, Suite 400 Baltimore, MD 21231	Director
	First Fruits Farm 2025 Freeland Road Freeland, MD 21053	Director
	Mount Vernon Place Conservancy 1221 N. Calvert Street Baltimore, MD 21202	Director
Brett D. Rogers Chief Compliance Officer	Brown Advisory Incorporated and affiliates 901 South Bond Street, Suite 400 Baltimore, MD 21231	Chief Compliance Officer, Partner
	Brown Advisory Funds 901 South Bond Street, Suite 400 Baltimore, MD 21231	Chief Compliance Officer Anti-Money Laundering Officer
	Kasina Youth Foundation 581 Avenue of the Americas New York, NY 10011	Director
	Outward Bound Baltimore Chesapeake Bay 1900 Eagle Drive Baltimore, MD 21207	Director
	Boy Scouts of America—Baltimore Area Council 701 Wyman Park Drive Baltimore, MD 21211	Director

CenterSquare Investment Management, Inc.

CenterSquare Investment Management, Inc., ("CenterSquare"), formerly known as Urdang Securities Management Inc, is a Sub-Adviser for the Real Estate Fund. The principal business address of CenterSquare is 630 W. Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462. CenterSquare is a registered investment adviser under the Advisers Act. CenterSquare is a wholly owned subsidiary of CenterSquare Investment Management.

During the last two fiscal years, no director, officer or partner of CenterSquare has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust

Delaware Investments Fund Advisers ("DIFA"), a series of Delaware Management Business Trust, is a Sub-Adviser for the Registrant's High Yield Bond Fund. The principal business address of DIFA is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. DIFA is a registered investment adviser under the Advisers Act.

Unless otherwise noted, the following persons serving as directors or officers of DIFA have held the following positions during the past two fiscal years. Additionally, unless otherwise noted, the principal business address of each of the other companies is 2005 Market Street, Philadelphia, Pennsylvania 19103.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Patrick P. Coyne President	Delaware Investments® Family of Funds	Chairman/President/Chief Executive Officer
	Delaware Investments	Various executive capacities
J. Scott Coleman Executive Vice President/Head of Distribution and Marketing	Delaware Investments	Various executive capacities
	Optimum Fund Trust	President/Chief Executive Officer
Michael J. Hogan Executive Vice President, Head of Equity Investments	Delaware Investments® Family of Funds	Executive Vice President/Head of Equity Investments
	Delaware Investments	Various executive capacities
David P. O'Connor Executive Vice President/Strategic Investment Relationships and Initiatives/General Counsel	Delaware Investments® Family of Funds	Executive Vice President/Strategic Investment Relationships and Initiatives/General Counsel
	Delaware Investments	Various executive capacities
	Optimum Fund Trust	Executive Vice President/General Counsel

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
See Yeng Quek Executive Vice President/Managing Director/Head of Fixed Income Investments	Delaware Investments® Family of Funds	Executive Vice President/Managing Director/Head of Fixed Income Investments
	Delaware Investments	Various executive capacities
Philip N. Russo Executive Vice President/Chief Administrative Officer	Delaware Investments	Various executive capacities
Joseph R. Baxter Senior Vice President/Head of Municipal Bond Department/Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Head of Municipal Bond Department/Senior Portfolio Manager
	Delaware Investments	Various capacities
Christopher S. Beck Senior Vice President/Chief Investment Officer—Small-Cap Value/Mid-Cap Value Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer, Small-Cap Value/Mid-Cap Value Equity
	Delaware Investments	Various capacities
Michael P. Buckley Senior Vice President/Director of Municipal Research	Delaware Investments® Family of Funds	Senior Vice President/ Director of Municipal Research
	Delaware Investments	Various capacities
Stephen J. Busch Senior Vice President/Investment Accounting	Delaware Investments® Family of Funds	Senior Vice President/ Investment Accounting
	Delaware Investments	Various capacities
	Optimum Fund Trust	Senior Vice President/ Investment Accounting
Michael F. Capuzzi Senior Vice President/Investment Systems	Delaware Investments® Family of Funds	Senior Vice President/ Investment Systems
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Liu-Er Chen Senior Vice President/ Chief Investment Officer, Emerging Markets and Healthcare	Delaware Investments® Family of Funds	Senior Vice President/ Chief Investment Officer, Emerging Markets and Healthcare
	Delaware Investments	Various capacities
Thomas H. Chow Senior Vice President/ Chief Investment Officer—Corporate Credit	Delaware Investments® Family of Funds	Senior Vice President/ Senior Portfolio Manager
	Delaware Investments	Various capacities
David F. Connor Senior Vice President/ Deputy General Counsel/Secretary	Delaware Investments® Family of Funds	Senior Vice President/Deputy General Counsel/Secretary
	Delaware Investments	Various capacities
Stephen J. Czepiel Senior Vice President/ Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/ Co-Head of Credit Research/Senior Portfolio Manager
	Delaware Investments	Various capacities
Craig C. Dembek Senior Vice President/ Co-Head of Credit Research/Senior Research Analyst	Delaware Investments® Family of Funds	Senior Vice President/ Co-Head of Credit Research/Senior Research Analyst
	Delaware Investments	Various capacities
Roger A. Early Senior Vice President/ Co-Chief Investment Officer—Total Return Fixed Income Strategy	Delaware Investments® Family of Funds	Senior Vice President/ Co-Chief Investment Officer—Total Return Fixed Income Strategy
	Delaware Investments	Various capacities
Stuart M. George Senior Vice President/Head of Equity Trading	Delaware Investments® Family of Funds	Senior Vice President/Head of Equity Trading
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Gregory A. Gizzi Senior Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Edward A. Gray Senior Vice President/ Chief Investment Officer—Global and International Value Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer—Global and International Value Equity
	Delaware Investments	Various capacities
Paul Grillo Senior Vice President/ Co-Chief Investment Officer—Total Return Fixed Income Strategy	Delaware Investments® Family of Funds	Senior Vice President/ Co-Chief Investment Officer—Total Return Fixed Income Strategy
	Delaware Investments	Various capacities
Sharon Hill Senior Vice President/Head of Equity Quantitative Research and Analytics	Delaware Investments® Family of Funds	Senior Vice President/Head of Quantitative Research and Analytics
	Delaware Investments	Various capacities
James L. Hinkley Senior Vice President/Head of Product Management	Delaware Investments® Family of Funds	Senior Vice President/Head of Product Management
	Delaware Investments	Various capacities
Kashif Ishaq Senior Vice President/Head of Investment Grade Corporate Bond Trading	Delaware Investments® Family of Funds	Senior Vice President/Head of Investment Grade Corporate Bond Trading
	Delaware Investments	Various capacities
Paul Matlack Senior Vice President/Senior Portfolio Manager/Fixed Income Strategist	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager/Fixed Income Strategist
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Brian McDonnell Senior Vice President/Senior Portfolio Manager/Senior Structured Products Analyst/Trader	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager/Senior Structured Products Analyst/Trader
	Delaware Investments	Various capacities
	Optimum Fund Trust	Senior Vice President/Structured Products Analyst/Trader
John P. McCarthy Senior Vice President/ Co-Head of Credit Research/Senior Research Analyst	Delaware Investments® Family of Funds	Senior Vice President/ Co-Head of Credit Research/Senior Research Analyst
	Delaware Investments	Various capacities
Timothy D. McGarrity Senior Vice President/Financial Services Officer	Delaware Investments® Family of Funds	Senior Vice President/Financial Services Officer
	Delaware Investments	Various capacities
Francis X. Morris Senior Vice President/Chief Investment Officer—Core Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer—Core Equity
	Delaware Investments	Various capacities
Brian L. Murray, Jr. Senior Vice President/Chief Compliance Officer	Delaware Investments® Family of Funds	Senior Vice President/Chief Compliance Officer
	Delaware Investments	Various capacities
Susan L. Natalini Senior Vice President/Head of Equity and Fixed Income Business Operations	Delaware Investments® Family of Funds	Senior Vice President/Head of Equity and Fixed Income Business Operations
	Delaware Investments	Various capacities
D. Tysen Nutt Senior Vice President/Senior Portfolio Manager/Team Leader	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager/Team Leader
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Philip O. Obazee Senior Vice President/Structured Products and Derivatives	Delaware Investments® Family of Funds	Senior Vice President/Structured Products and Derivatives
	Delaware Investments	Various capacities
Terrance M. O'Brien Senior Vice President/ Head of Fixed Income Quantitative Analysis Department	Delaware Investments® Family of Funds	Vice President/Head of Fixed Income Quantitative Analysis Department
	Delaware Investments	Various capacities
Richard Salus Senior Vice President/Controller/Treasurer	Delaware Investments® Family of Funds	Senior Vice President/Controller/Treasurer
	Delaware Investments	Various capacities
	Optimum Fund Trust	Senior Vice President/ Chief Financial Officer
Christopher M. Testa Senior Vice President/ Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/ Senior Portfolio Manager
	Delaware Investments	Various capacities
Babak Zenouzi Senior Vice President/Chief Investment Officer—Real Estate Securities and Income Solutions	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer—Real Estate Securities and Income Solutions
	Delaware Investments	Various capacities
Gary T. Abrams Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Christopher S. Adams Vice President/Portfolio Manager/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Senior Equity Analyst
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Damon J. Andres Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Wayne A. Anglace Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager/Research Analyst
	Delaware Investments	Various capacities
Margaret MacCarthy Bacon Vice President/Investment Specialist	Delaware Investments® Family of Funds	Vice President/Investment Specialist
	Delaware Investments	Various capacities
Patricia L. Bakely Vice President/Assistant Controller	Delaware Investments® Family of Funds	Vice President/Assistant Controller
	Delaware Investments	Various capacities
Kristen E. Bartholdson Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Todd Bassion Vice President/Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Portfolio Manager
	Delaware Investments	Various capacities
Jo Anne Bennick Vice President/15(c) Reporting	Delaware Investments® Family of Funds	Vice President/15(c) Reporting
	Delaware Investments	Various capacities
Richard E. Biester Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Sylvie S. Blender Vice President/Financial Institutions Client Services	Delaware Investments® Family of Funds	Vice President/Financial Institutions Client Services
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Kevin Bock Vice President/Municipal Credit Analyst	Delaware Investments® Family of Funds	Vice President/Municipal Credit Analyst
	Delaware Investments	Various capacities
Zoe Bradley Vice President/Fixed Income Portfolio Analyst/ Municipal Bond and Corporate Credit	Delaware Investments® Family of Funds	Vice President/Fixed Income Portfolio Analyst/Municipal Bond and Corporate Credit
	Delaware Investments	Various capacities
Vincent A. Brancaccio Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Adam H. Brown Vice President/Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Portfolio Manager
	Delaware Investments	Various capacities
Carolyn Brown-Jordan Vice President/Investment Accounting	Delaware Investments® Family of Funds	Vice President/Investment Accounting
	Delaware Investments	Various capacities
McAfee S. Burke Vice President/Equity Analyst	Delaware Investments® Family of Funds	Vice President/Equity Analyst
	Delaware Investments	Various capacities
Mathew J. Calabro Vice President/Deputy Chief Compliance Officer	Delaware Investments® Family of Funds	Vice President/Deputy Chief Compliance Officer
	Delaware Investments	Various capacities
Mary Ellen M. Carrozza Vice President/Client Services	Delaware Investments® Family of Funds	Vice President/Client Services
	Delaware Investments	Various capacities
Steven G. Catricks Vice President/Portfolio Manager/Equity Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Equity Analyst
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Wen-Dar Chen Vice President/Portfolio Manager—International Debt	Delaware Investments® Family of Funds	Vice President/Portfolio Manager—International Debt
	Delaware Investments	Various capacities
Anthony G. Ciavarelli Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Associate General Counsel/Assistant Secretary
Sean Connor Vice President/Director of Fixed Income Product Management	Delaware Investments® Family of Funds	Vice President/Director of Fixed Income Product Management
	Delaware Investments	Various capacities
Michael Costanzo Vice President/Performance Analyst Manager	Delaware Investments® Family of Funds	Vice President/Performance Analyst Manager
	Delaware Investments	Various capacities
Kishor K. Daga Vice President/Institutional Account Services	Delaware Investments® Family of Funds	Vice President/Institutional Account Services
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Institutional Account Services
Cori E. Daggett Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
Ion Dan Vice President/Senior Structured Products Analyst/Trade	Delaware Investments® Family of Funds	Vice President/Senior Structured Products Analyst/Trader
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Guido DeAscanis III Vice President/Credit Research Analyst	Delaware Investments® Family of Funds	Vice President/Credit Research Analyst
	Delaware Investments	Various capacities
Kevin C. Donegan Vice President/Head of Business Management	Delaware Investments® Family of Funds	Vice President/Head of Business Management
	Delaware Investments	Various capacities
Camillo D'Orazio Vice President/Ex-US Client Service Officer	Delaware Investments® Family of Funds	Vice President/Ex-US Client Service Officer
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Ex-US Client Service Officer
Michael E. Dresnin Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Deputy General Counsel/Assistant Secretary
Joel A. Ettinger Vice President/Taxation	Delaware Investments® Family of Funds	Vice President/Taxation
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President of Taxation
Richard J. Filip Vice President/Portfolio Analyst/Trader—Convertible and Municipal Strategies	Delaware Investments® Family of Funds	Vice President/Portfolio Analyst/Trader—Convertible and Municipal Strategies
	Delaware Investments	Various capacities
Michele Finder Vice President/Senior Credit Research Analyst	Delaware Investments® Family of Funds	Vice President/Senior Credit Research Analyst
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Joseph Fiorilla Vice President/Trading Operations	Delaware Investments® Family of Funds	Vice President/Trading Operations
	Delaware Investments	Various capacities
Charles E. Fish Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Clifford M. Fisher Vice President/Municipal Credit Analyst	Delaware Investments® Family of Funds	Vice President/Credit Analyst
	Delaware Investments	Various capacities
Patrick Foley Vice President/Director of Equity Product Management	Delaware Investments® Family of Funds	Vice President/Director of Equity Product Management
	Delaware Investments	Various capacities
Jamie Fox Vice President/Strategic Relationship Manager, Investment-Only & DCIO Platforms	Delaware Investments® Family of Funds	Vice President/Strategic Relationship Manager, Investment-Only & DCIO Platforms
	Delaware Investments	Various capacities
Denise A. Franchetti Vice President/Portfolio Manager/Senior Research Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Senior Research Analyst
	Delaware Investments	Various capacities
Lawrence G. Franko Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Eric Frei Vice President/Government Agency Analyst/Trader	Delaware Investments® Family of Funds	Vice President/Government Agency Analyst/Trader
	Delaware Investments	Various capacities
Michael Friedman Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Delaware Investments	Various capacities
Daniel V. Geatens Vice President/Director of Financial Administration	Delaware Investments® Family of Funds	Vice President/Director of Financial Administration
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Treasurer
Christopher Gowlland Vice President/Senior Quantitative Analyst	Delaware Investments® Family of Funds	Vice President/Senior Quantitative Analyst
	Delaware Investments	Various capacities
David J. Hamilton Vice President/Credit Research Analyst	Delaware Investments® Family of Funds	Vice President/Research Analyst
	Delaware Investments	Various capacities
Brian J. Hannon Vice President/High Yield Trader	Delaware Investments® Family of Funds	Vice President/High Yield Trader
	Delaware Investments	Various Capacities
Scott Hastings Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Equity Analyst
	Delaware Investments	Various capacities
Duane Hewlett Vice President/Structured Products Analyst/Trader	Delaware Investments® Family of Funds	Vice President/Structured Products Analyst/Trader
	Delaware Investments	Various capacities
J. David Hillmeyer Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Jerel A. Hopkins Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Chungwei Hsia Vice President/Emerging and Developed Markets Analyst	Delaware Investments® Family of Funds	Vice President/Emerging and Developed Markets Analyst
	Delaware Investments	Various capacities
Cynthia Isom Vice President/Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Portfolio Manager
	Delaware Investments	Various capacities
Stephen M. Juszczyszyn Vice President/Portfolio Manager/Senior Structured Products Analyst/Trader	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Senior Structured Products Analyst/Trader
	Delaware Investments	Various capacities
William F. Keelan Vice President/Senior Quantitative Analyst	Delaware Investments® Family of Funds	Vice President/Senior Quantitative Analyst
	Delaware Investments	Various capacities
Nancy Keenan Vice President/Senior Product Manager/Domestic Equity	Delaware Investments® Family of Funds	Vice President/Senior Product Manager/Domestic Equity
	Delaware Investments	Various capacities
Daniel Ko Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Anu B. Kothari Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Colleen Kneib Vice President/Municipal Credit Analyst	Delaware Investments® Family of Funds	Vice President/Municipal Credit Analyst
	Delaware Investments	Various capacities
Nikhil G. Lalvani Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Delaware Investments	Various capacities
Kevin Lam Vice President/Portfolio Manager—Fixed Income Separately Managed Accounts	Delaware Investments® Family of Funds	Vice President/Portfolio Manager—Fixed Income Separately Managed Accounts
	Delaware Investments	Various capacities
Steven A. Landis Vice President/Senior Portfolio Manager—Emerging Markets Debt	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager—Emerging Markets Debt
	Delaware Investments	Various capacities
Jamie LaScala Vice President/Senior Product Manager—Global Equities	Delaware Investments® Family of Funds	Vice President/Senior Product Manager/Global Equities
	Delaware Investments	Various capacities
Frank G. LaTorraca Vice President/Senior Private Placements Analyst	Delaware Investments® Family of Funds	Vice President/Senior Private Placements Analyst
	Delaware Investments	Various capacities
Philip Lee Vice President/Private Placements Analyst	Delaware Investments® Family of Funds	Vice President/Private Placements Analyst
	Delaware Investments	Various capacities
Anthony A. Lombardi Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Kent Madden Vice President/Portfolio Manager/Equity Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Senior Equity Analyst
	Delaware Investments	Various capacities
Andrew McEvoy Vice President/Trade Settlements	Delaware Investments® Family of Funds	Vice President/Trade Settlements
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Saj Moradi Vice President/Credit Research Analyst	Delaware Investments® Family of Funds	Vice President/Credit Research Analyst
	Delaware Investments	Various capacities
Kelley McKee Vice President/Portfolio Manager/Equity Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Equity Analyst
	Delaware Investments	Various capacities
Carleen Michalski Vice President/Product Manager	Delaware Investments® Family of Funds	Vice President/Product Manager
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Product Manager
Michael S. Morris Vice President/Portfolio Manager/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager
	Delaware Investments	Various capacities
Constantine ("Charlie") Mylonas Vice President/DCIO Sales	Delaware Investments® Family of Funds	Vice President/DCIO Sales
	Delaware Investments	Various capacities
Donald G. Padilla Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Marlene Petter Vice President/Marketing/Communications	Delaware Investments	Various capacities
Will Rainbow Vice President/Web Services	Delaware Investments® Family of Funds	Vice President/Web Services
	Delaware Investments	Various capacities
Mansur Z. Rasul Vice President/Head of Emerging Markets Credit Trading	Delaware Investments® Family of Funds	Vice President/Head of Emerging Markets Credit Trading

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Delaware Investments	Various capacities
Carl Rice Vice President/Senior Investment Specialist	Delaware Investments® Family of Funds	Vice President/Senior Investment Specialist
	Delaware Investments	Various capacities
Joseph T. Rogina Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Kevin C. Schildt Vice President/Senior Research Analyst	Delaware Investments® Family of Funds	Vice President/Senior Research Analyst
	Delaware Investments	Various capacities
Matthew E. Schmelzer Vice President/Institutional Consultant Relations & Sales	Delaware Investments	Various capacities
Scott B. Schroeder Vice President/Investment Grade Corporate Bond Trader	Delaware Investments® Family of Funds	Vice President/Investment Grade Corporate Bond Trader
	Delaware Investments	Various capacities
Brian Scotto Vice President/Government and Agency Trader	Delaware Investments® Family of Funds	Vice President/Government and Agency Trader
	Delaware Investments	Various capacities
Richard D. Seidel Vice President/Assistant Controller/Assistant Treasurer	Delaware Investments® Family of Funds	Vice President/Assistant Controller/Assistant Treasurer
	Delaware Investments	Various capacities
Catherine A. Seklecki Vice President/Client Services	Delaware Investments® Family of Funds	Vice President/Client Services
	Delaware Investments	Various capacities
Barry Slawter Vice President/Content Strategy and Account Management	Delaware Investments® Family of Funds	Vice President/Content Strategy and Account Management

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Delaware Investments	Various capacities
Sean M. Simmons Vice President/International Bond Trader	Delaware Investments® Family of Funds	Vice President/International Bond Trader
	Delaware Investments	Various capacities
Frank J. Strenger Vice President/High Yield Trader	Delaware Investments® Family of Funds	Vice President/High Yield Trader
	Delaware Investments	Various capacities
Molly Thompson Vice President/Senior Product Manager/Specialty Products and Solutions	Delaware Investments® Family of Funds	Vice President/Senior Product Manager/Specialty Products and Solutions
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Product Manager
John C. Van Roden III Vice President/Municipal Bond Trader/Head of Municipal Bond Trading	Delaware Investments® Family of Funds	Vice President/Municipal Bond Trader
	Delaware Investments	Various capacities
Robert A. Vogel, Jr. Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Nael H. Wahaidi Vice President/Quantitative Analyst	Delaware Investments® Family of Funds	Vice President/Quantitative Analyst
	Delaware Investments	Various capacities
Jeffrey S. Wang Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Michael G. Wildstein Vice President/Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Portfolio Manager
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Kathryn R. Williams Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Associate General Counsel/Assistant Secretary
Wei Xiao Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities

Fiduciary Management Associates, LLC

Fiduciary Management Associates, LLC ("FMA") is a Sub-Adviser for the Registrant's Small Cap and Small Cap Value Funds. The principal business address of FMA is 55 West Monroe Street, Suite 2550, Chicago, Illinois 60603. FMA is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of FMA has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Guggenheim Partners Investment Management, LLC

Guggenheim Partners Investment Management, LLC ("GPIM") is a Sub-Adviser for the Multi-Asset Income Fund. The principal business address of GPIM is at 100 Wilshire Boulevard, Suite 500, Santa Monica, California 90401. GPIM is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
William Hagner, Chief Legal Officer	e5 Global Media (UK) 770 Broadway New York, NY 10003	Manager
	Prometheus Global Media, LLC 770 Broadway New York, NY 10003	Manager
	Guggenheim Investment Advisors (Europe) Limited 7th Floor 1 Knighstbridge Green London SW1X 7NE	Director
	Prometheus Global Media, Holdings, LLC 770 Broadway New York, NY 10003	Manager

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Lionel Holdings, LLC 171 Madison Avenue, Suite 1100 New York, NY 10016	Director
B. Scott Minerd, Global Chief Investment Officer Guggenheim Beta Plus Solution Fund SPC	Guggenheim Beta Plus Solution 100 Wilshire Boulevard, Suite 500 Santa Monica, CA 90401	Director
	Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC 100 Wilshire Boulevard, Suite 500 Santa Monica, CA 90401	Executive Director
	Diamond Resorts Parent, LLC 10600 West Charleston Boulevard Las Vegas, NV 89135	Board Member
	Guggenheim Transparent Value, LLC 330 Madison Avenue New York, NY 10017	Board Member
	Strategic Business Partners Among Nations 2839 Coleman Glen Lane Santa Rosa, CA 95407	Board Member
	Adventure Partners Fund, LLC 128 Reef Mall Marina del Rey, CA 90292	Owner
	Imperial Holdings 128 Reef Mall Marina del Rey, CA 90292	Owner
	Security Insurance Holdings 128 Reef Mall Marina del Rey, CA 90292	Owner
	Security Benefit Corporation 1 SW Security Benefit Pl Topeka, KS 66636	Director
	Pillar Financial, LLC 330 Madison Avenue New York, NY 10017	Board Member

INTECH Investment Management LLC

INTECH Investment Management LLC ("INTECH") is a Sub-Adviser for the Registrant's Large Cap Growth Fund. The principal business address of INTECH is CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401. INTECH is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of INTECH has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Integrity Asset Management, LLC

Integrity Asset Management, LLC ("Integrity") is a Sub-Adviser for the Registrant's Small Cap Fund. The principal business address of Integrity is 18500 Lake Road, Suite 300, Rocky River, Ohio 44116. Integrity is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Daniel G. Bandi, CFA Managing Director and Chief Investment Officer	Sierra Vista Bank 1710 Prairie City Road Folsom, CA 95630	Director
William H. McNett, CFA Principal Munder Capital Management	480 Pierce Street Birmingham, MI 48009	Managing Director, Institutional Sales and Client Service
James V. Fitzgerald President and Chief Operating Officer	Munder Capital Management 480 Pierce Street Birmingham, MI 48009	President and Chief Operating Officer
	The Munder Funds 480 Pierce Street Birmingham, MI 48009	President and Principal Executive Officer
Peter K. Hoglund Managing Director and Chief Financial Officer	Munder Capital Management 480 Pierce Street Birmingham, MI 48009	Managing Director, Chief Financial Officer and Treasurer
	The Munder Funds 480 Pierce Street Birmingham, MI 48009	Vice President and Principal Financial Officer
Stephen J. Shenkenberg Managing Director, General Counsel, Chief Compliance Officer and Secretary	Munder Capital Management 480 Pierce Street Birmingham, MI 48009	Managing Director, General Counsel, Chief Compliance Officer and Secretary
	The Munder Funds 480 Pierce Street Birmingham, MI 48009	Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

Jackson Square Partners, LLC

Jackson Square Partners, LLC ("JSP") is a Sub-Adviser for the Registrant's Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of JSP is 101 California Street, Suite 3750, San Francisco, California 94111. JSP is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of JSP has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Janus Capital Management LLC

Janus Capital Management LLC ("Janus") is a Sub-Adviser for the Registrant's Small Cap Growth Fund. The principal business address of Janus is 151 Detroit Street, Denver, Colorado 80206. Janus is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Richard M. Weil Chief Executive Officer	INTECH Investment Management LLC 525 Okeechobee Boulevard, Suite 1800 West Palm Beach, FL 33401	Working Director
	Janus Capital Group Inc. 151 Detroit Street Denver, CO 80206	Chief Executive Officer, Director
	Janus Distributors LLC 151 Detroit Street Denver, CO 80206	Executive Vice President
	Janus Services LLC 151 Detroit Street Denver, CO 80206	Executive Vice President
	Janus Management Holdings Corporation 151 Detroit Street Denver, CO 80206	President, Director
	Janus Services LLC 151 Detroit Street Denver, CO 80206	Executive Vice President
	Perkins Investment Management LLC 311 S. Wacker Drive, Suite 6000 Chicago, IL 60606	Director

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
George Batejan Executive Vice President and Global Head of Technology & Operations	INTECH Investment Management LLC 525 Okeechobee Boulevard, Suite 1800 West Palm Beach, FL 33401	Working Director
	Janus Capital Group Inc. 151 Detroit Street Denver, CO 80206	Executive Vice President and Global Head of Technology and Operations
	Janus Capital Institutional Advisers LLC 151 Detroit Street Denver, CO 80206	Vice President
	Janus Services LLC 151 Detroit Street Denver, CO 80206	Executive Vice President, Global Head of Technology and Operations
Enrique Chang[1] Chief Investment Officer of Equities and Asset Allocation	—	—
Augustus Cheh Executive Vice President	Janus Capital Asia Limited 151 Detroit Street Denver, CO 80206	Director
	Janus Capital Funds 151 Detroit Street Denver, CO 80206	President of Janus International Director
Heidi W. Hardin Senior Vice President General Counsel Secretary	Janus Capital Institutional Advisers LLC 151 Detroit Street Denver, CO 80206	Vice President and Secretary
	Janus Distributors LLC 151 Detroit Street Denver, CO 80206	Senior Vice President General Counsel Secretary
	Janus Services LLC 151 Detroit Street Denver, CO 80206	Senior Vice President General Counsel Secretary

1  Position effective September 9, 2013. Prior to joining Janus, Mr. Chang spent six years with American Century Investments where he most recently served as their Chief Investment Officer and Executive Vice President and as a member of the American Century Companies, Inc. Board of Directors. The principal business address for American Century Investments is 430 West 7th Street, Kansas City, MO 64105.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Perkins Investment Management LLC 311 S. Wacker Drive, Suite 6000 Chicago, IL 60606	Vice President Secretary
Bruce L. Koepfgen[2] President	INTECH Investment Management LLC 525 Okeechobee Boulevard, Suite 1800 West Palm Beach, FL 33401	Vice President Working Director
	Janus Capital Group Inc. 151 Detroit Street Denver, CO 80206	President
	Janus International Holdings LLC 151 Detroit Street Denver, CO 80206	Executive Vice President Director
	Janus Management Holdings Corporation 151 Detroit Street Denver, CO 80206	President Director
	Perkins Investment Management LLC 311 S. Wacker Drive Suite 6000 Chicago, IL 60606	Executive Vice President Director
David R. Kowalski Senior Vice President of Compliance, Chief Compliance Officer	INTECH Investment Management LLC 525 Okeechobee Boulevard, Suite 1800 West Palm Beach, FL 33401	Vice President
	Janus Distributors LLC 151 Detroit Street Denver, CO 80206	Senior Vice President, Chief Compliance Officer
	Janus Services LLC 151 Detroit Street Denver, CO 80206	Senior Vice President, Chief Compliance Officer

2  Position effective August 1, 2013. Prior to his current role, Mr. Koepfgen was Executive Vice President and Chief Financial Officer of Janus Capital Management LLC.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Perkins Investment Management LLC 311 S. Wacker Drive, Suite 6000 Chicago, IL 60606	Vice President
	The Janus Foundation 151 Detroit Street Denver, CO 80206	Director
Jennifer J. McPeek[3] Senior Vice President Chief Financial Officer	Janus Capital Group Inc. 151 Detroit Street Denver, CO 80206	Senior Vice President Chief Financial Officer
	The Janus Foundation 151 Detroit Street Denver, CO 80206	Director
	Janus Management Holdings Corporation 151 Detroit Street Denver, CO 80206	Senior Vice President Chief Financial Officer
	Perkins Investment Management LLC 311 S. Wacker Drive, Suite 6000 Chicago, IL 60606	Vice President Assistant Treasurer
R. Gibson Smith Executive Vice President, Co-Chief Investment Officer	Perkins Investment Management LLC 311 S. Wacker Drive, Suite 6000 Chicago, IL 60606	Director

Jennison Associates LLC

Jennison Associates LLC ("Jennison") is a Sub-Adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of Jennison is 466 Lexington Avenue, New York, New York 10017. Jennison is a registered investment adviser under the Advisers Act.

Unless otherwise noted, the principal business address of each of the companies listed below is 751 Broad Street, Newark, New Jersey 07102.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Mary-Lynne Driscoll Director	Prudential Investment Management, Inc.	Vice President

3  Position effective August 1, 2013. Prior to her current role, Ms. McPeek was Senior Vice President, Corporate Finance and Treasurer of Janus Capital Management LLC.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
David Hunt Director	Prudential Investment Management, Inc.	Director, Chairman, Chief Executive Officer, President
Taimur Hyat Director	Prudential Investment Management, Inc.	Vice President
Jurgen Muhlhauser Director	Prudential Investment Management, Inc.	Director, Vice President, Controller

J.P. Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. ("JPMIM") is a Sub-Adviser for the Registrant's Small Cap, Small Cap Growth, Mid-Cap, U.S. Fixed Income, Tax-Managed Small/Mid Cap and High Yield Bond Funds. The principal business address of JPMIM is 270 Park Avenue, New York, New York 10017. JPMIM is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of JPMIM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Lazard Asset Management LLC

Lazard Asset Management LLC ("Lazard") is a Sub-Adviser for the Registrant's Large Cap Value Fund. The principal business address of Lazard is 30 Rockefeller Plaza, New York, New York 10112. Lazard is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
James Donald Managing Director, Portfolio Manager/Analyst	Empower 111 John St, Suite 1005 New York, NY 10038	Board of Directors
Andrew Lacey Deputy Chairman, Portfolio Manager/Analyst	The Link Community School 120 Livingston St Newark, NJ 07103	Board of Directors
	Wesleyan Wesleyan Station Middeltown, CT 06459	Committee Member for Athletics Council
	Montclair Art Museum 3 South Mountain Ave Montclair, NJ 07042	Board of Directors
John Reinsberg Deputy Chairman, Portfolio Manager/Analyst	University Of Pennsylvania School of Arts and Sciences 120 Claudia Cohen Hall 249 South 36th Street Philadelphia, PA 19104	Member of Board of Overseers

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	University of Pennsylvania Hunstman Program 3732 Locust Walk Philadelphia, PA 19104	Member of Advisory Board
	Alliance for Cancer Gene Therapy Ninety Six Cummings Point Road Stamford, CT 06902	Member of Advisory Board
	U.S. Institute (Institutional Investor) 225 Park Avenue South New York, NY 10003	Board of Directors member
Ronald Temple Managing Director, Portfolio Manager/Analyst	The Link Community School 120 Livingston St Newark, NJ 07103	Board of Directors
Richard Tutino Managing Director, Portfolio Manager/Analyst	The Union Club of New York City 101 East 69th St New York, NY 10021	Board of Directors
	US Ski and Snowboard Association 1 Victory Lane Park City, UT 84060	Board of Trustees

Lee Munder Capital Group, LLC

Lee Munder Capital Group, LLC ("LMCG") is a Sub-Adviser for the Registrant's Small Cap Value, Tax-Managed Small/Mid Cap and Mid-Cap Funds. The principal business address of LMCG is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMCG is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Lee Munder Board Member	Rednum Family Investments, LP 422 Sunset Road West Palm Beach, FL 33401	Managing Partner
Jeffrey Davis Chief Investment Officer	Berklee School of Music 140 Boylson Street Boston, MA 02215	Member of the Presidential Advisory Council, Non-Trustee Member of the Investment Committee for the Endowment and Pension Fund
Richard H. Adler Board Member	AMBS Investment Counsel, LLC 625 Kenmoor SE, Suite 307 Grand Rapids, MI 49546	Board Member

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Clifford Swan Investment Counsel 200 South Los Robles Avenue Suite 320 Pasadena, CA 91101	Board Member
	SKBA Capital Management 44 Montgomery Street Suite 3500 San Francisco, CA 94104	Board Member
	Investment Adviser Association 1050 17th Street, NW Washington, DC 20036	Governor
Richard S. Gershen Board Member	City National Bank City National Center 400 North Roxbury Drive Beverly Hills, CA 90210	Executive Vice President, Wealth Management
	Convergent Capital Management LLC (CCM) 500 West Madison Street Suite 2620 Chicago, IL 60661	Chief Executive Officer & Board Member
	Convergent Wealth Advisors 12505 Park Potomac Avenue Suite 400 Potomac, MD 20854	Board Member
	City National Rochdale, LLC 570 Lexington Avenue New York, NY 10022	Board Member
William J. Freeman Board Member	City National Bank City National Center 400 North Roxbury Drive Beverly Hills, CA 90210	Senior Vice President, Wealth Management
	Convergent Capital Management LLC (CCM) 500 West Madison Street Suite 2620 Chicago, IL 60661	Chief Operating Officer & Board Member
	Convergent Wealth Advisors 12505 Park Potomac Avenue Suite 400 Potomac, MD 20854	Board Member

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Clifford Swan Investment Counsel 200 South Los Robles Avenue, Suite 320 Pasadena, CA 91101	Board Member
	City National Securities, Inc. 400 North Roxbury Drive Beverly Hills, CA 90210	Board Member
	AMBS Investment Counsel, LLC 625 Kenmoor SE, Suite 307 Grand Rapids, MI 49546	Board Member
	Mid-Continent Capital 150 South Wacker Drive Suite 400 Chicago, IL 60606-4101	Board Member
	City National Rochdale, LLC 570 Lexington Avenue New York, NY 10022	Board Member

LSV Asset Management

LSV Asset Management ("LSV") is a Sub-Adviser for the Registrant's Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, Tax-Managed Small/Mid Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. The principal business address of LSV is 155 N. Wacker Drive, Chicago, Illinois 60606. LSV is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Josh O'Donnell, Chief Compliance Officer, Chief Legal Officer	Kirkland & Ellis LLP 300 North LaSalle Street Chicago, IL 60654	Partner, October 2010 to November 2013

Martingale Asset Management LP

Martingale Asset Management LP ("Martingale") is a Sub-Adviser for the Registrant's Small Cap Value Fund. The principal address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116. Martingale is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Patricia J. O'Connor Executive Vice President, Chief Administrative Officer, Limited Partner	MAM Corp 222 Berkeley Street Boston, Massachusetts	Treasurer, Secretary, Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
William E. Jacques, CFA Executive Vice President, Chief Investment Officer, Limited Partner	MAM Corp 222 Berkeley Street Boston, Massachusetts	Director, Shareholder
	Jacques Family Partnership c/o William Jacques 222 Berkeley Street Boston, Massachusetts	Managing Partner
	Russell Index Client Advisory Board 1301 Second Avenue 18th floor Seattle, Washington	Member
Alan J. Strassman Chairman, Limited Partner	MAM Corp 222 Berkeley Street Boston, Massachusetts	Director, Shareholder, Chairman
	Museum of Fine Arts, Boston Avenue of the Arts 465 Huntington Avenue Boston, Massachusetts	Honorary Life Trustee (no vote)
	WGBH Foundation One Guest Street Boston, Massachusetts	Trustee Emeritus (no vote)
	School of the Museum of Fine Arts, Boston 230 The Fenway Boston, Massachusetts	Honorary Life Governor (no vote)
Arnold Seton Wood Chief Executive Officer, President, Limited Partner	MAM Corp 222 Berkeley Street Boston, Massachusetts	President, Director, Shareholder
	The Research Foundation of CFA Institute P.O. Box 2082 Charlottesville, Virginia	Trustee
	The Governor's Academy 1 Elm Street Byfield, Massachusetts	Trustee Emeritus
	Harvard Kennedy School 79 John F. Kennedy St. Cambridge, Massachusetts	Conference Honoraria

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Jill G. Brogan Vice President Marketing & Client Relations, Limited Partner	The Professional Association for Investment Communications Resources (PAICR) 12100 Sunset Hills Road Suite 130 Reston, Virginia	Voluntary member of PAICR's Advisory Board
John R. Thomas Vice Chairman, Limited Partner	Ohio Wesleyan University 61 S. Sandusky Street Delaware, Ohio	Investments Sub-Committee
	Japan Society of Northern CA 500 Washington Street Suite 300 San Francisco, California	Board Member
Prabhudeva N. Kavi	Kavi Realty LLC Acton, Massachusetts	Manager
Jennifer N. Cooper	MAM Corp. 222 Berkeley Street Boston, Massachusetts	Assistant Treasurer

Metropolitan West Asset Management LLC

Metropolitan West Asset Management LLC ("MetWest") is a Sub-Adviser for the Core Fixed Income and U.S. Fixed Income Fun and U.S. Fixed Income Funds. The principal business address of MetWest is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. MetWest is a registered investment adviser under the Advisers Act.

The principal business address of West Gate Advisors, LLC, Metropolitan West Funds and TCW Group Inc. is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Tad Rivelle Chief Investment Officer	West Gate Advisors, LLC	Chief Investment Officer
	Metropolitan West Funds	Executive Vice President
	TCW Group Inc.	Chief Investment Officer, Fixed Income
Laird Landmann President, Portfolio Manager	West Gate Advisors, LLC	Portfolio Manager
	Metropolitan West Funds	Trustee and Executive Vice President
	TCW Group Inc.	Group Managing Director
David Lippman Chief Executive Officer	West Gate Advisors, LLC	Chief Executive Officer

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Metropolitan West Funds	President and Principal Executive Officer
	TCW Group Inc.	Chief Executive Officer
Stephen Kane Portfolio Manager	West Gate Advisors, LLC	Portfolio Manager
	Metropolitan West Funds	Executive Vice President
	TCW Group Inc.	Group Managing Director
Bryan T. Whalen Portfolio Manager	West Gate Advisors, LLC	Portfolio Manager
	TCW Group Inc.	Group Managing Director
Patrick A. Moore Director of Client Service	West Gate Advisors, LLC	Director of Client Service
	TCW Group Inc.	Managing Director
David Devito Executive Vice President, Chief Operating Officer	West Gate Advisors, LLC	Chief Financial Officer
	Metropolitan West Funds	Treasurer, Chief Financial Officer
	TCW Group Inc.	Executive Vice President, Chief Operating Officer
Jeffrey Engelsman Global Chief Compliance Officer	TCW Group Inc.	Global Chief Compliance Officer
Meredith Jackson Executive Vice President, General Counsel, Secretary	TCW Group Inc.	Executive Vice President, General Counsel, Secretary

Montibus Capital Management LLC

Montibus Capital Management LLC ("Montibus") is a Sub-Adviser for the Registrant's Small Cap and Small Cap Growth Funds. The principal business address of Montibus is 805 SW Broadway, Portland, Oregon 97205. Montibus is a Delaware limited liability company and is a registered investment adviser under the Advisers Act.

Unless otherwise noted, the principal business address of each of the companies listed below is One Montgomery Street, Suite 3700, San Francisco, California 94104.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Thomas Weisel Chairman, Board of Managers	Thomas Weisel Asset Management LLC Chairman, Board of Managers
	Thomas Weisel Capital Management LLC	Chairman, Board of Managers
	Thomas Weisel Group, Inc., and various other subsidiaries	Various positions
	Stifel Financial Corp. One Financial Plaza 501 North Broadway St. Louis, MO 63102	Co-Chairman, Board of Directors
Paul Slivon Member, Board of Managers	Thomas Weisel Asset Management LLC	Member, Board of Managers
	Thomas Weisel Partners LLC	Chief Executive Officer
	Stifel, Nicolaus & Company, Incorporated One Financial Plaza 501 North Broadway St. Louis, MO 63102	Senior Managing Director
Scott A. Roberts President	Ziegler Capital Management, LLC 70 W. Madison Street, Suite 2400 Chicago, IL 60602	President/CEO
	Choice Financial Partners, Inc. (d/b/a EquityCompass Strategies) One Financial Plaza 501 North Broadway St. Louis, MO 63102	President
	Missouri Valley Partners, Inc. 501 N. Broadway St. Louis, MO 63102	President
	Thomas Weisel Capital Management LLC	President
	Thomas Weisel Global Growth Partners LLC	President
Cindi Pérez Chief Operating Officer	Thomas Weisel Asset Management LLC	Chief Operating Officer

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Thomas Weisel Capital Management LLC	Chief Operating Officer
	Thomas Weisel Global Growth Partners LLC	Chief Operating Officer
Mark Fisher Chief Legal Officer	Thomas Weisel Asset Management LLC	Chief Legal Officer
	Thomas Weisel Capital Management LLC	Chief Legal Officer
	Thomas Weisel Global Growth Partners LLC	Chief Legal Officer
	Thomas Weisel Group, Inc. and various other subsidiaries	Various positions
	Stifel, Nicolaus & Company, Incorporated	Managing Director—Legal
Steve Bushmann Chief Financial Officer	Thomas Weisel Asset Management LLC	Chief Financial Officer
	Stifel Financial Corp. One Financial Plaza 501 North Broadway St. Louis, MO 63102	Managing Director, Corporate Accounting
Kenneth Korngiebel	Thomas Weisel Asset Management LLC	Member, Board of Managers
Elizabeth Watkins Chief Compliance Officer	Ziegler Capital Management, LLC 70 W. Madison Street, Suite 2400 Chicago, IL 60602	Chief Compliance Officer
	Choice Financial Partners, Inc. (d/b/a EquityCompass Strategies) One Financial Plaza 501 North Broadway St. Louis, MO 63102	Chief Compliance Officer
	Missouri Valley Partners, Inc. 501 N. Broadway St. Louis, MO 63102	Chief Compliance Officer
	Thomas Weisel Capital Management LLC	Chief Compliance Officer
	Thomas Weisel Global Growth Partners LLC	Chief Compliance Officer

PanAgora Asset Management Inc

PanAgora Asset Management Inc ("PanAgora") is a Sub-Adviser for the Registrant's Multi-Asset Accumulation Fund. The principal business address of PanAgora is 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210. PanAgora is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of PanAgora has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Parametric Portfolio Associates LLC

Parametric Portfolio Associates LLC ("Parametric") is a Sub-Adviser for the Registrant's Tax-Managed Large Cap, Tax-Managed Small/Mid Cap and Tax-Managed Managed Volatility Funds. The principal business address of Parametric is 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101. Parametric is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Parametric has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

QS Investors, LLC

QS Investors, LLC ("QS Investors") is a Sub-Adviser for the Registrant's Multi-Asset Inflation Managed Fund. The principal business address of QS Investors is 880 Third Avenue, 7th floor, New York, New York 10022. QS Investors is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of QS Investors has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") is a Sub-Adviser for the Registrant's Mid Cap Fund. The principal business address of QMA is Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102. QMA is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
David A. Hunt Manager	PIM Warehouse, Inc. 7 Giralda Farms Madison, NJ 07940	Chairman, Director
	Prudential Investment Management, Inc. 2 Gateway Center Newark, NJ 07102	Chairman, Director, President & CEO
	Prudential Investment Management Services, LLC 3 Gateway Center Newark, NJ 07102	President
	Prudential Asset Management Holding Company LLC 751 Broad Street, Newark, NJ 07102	Chairman & CEO, Manager, President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Jennison Associates LLC 466 Lexington Avenue New York, NY 10017	Director
	PIM Investments, Inc. 3 Gateway Center, 14th Floor Newark, NJ 07102	Director, President
	PIM Foreign Investments, Inc. 913 North Market Street, Suite 702 Wilmington, DE 19801	President
	Prudential Financial, Inc. 751 Broad Street Newark, NJ 07102	Senior Vice President
Scott L. Hayward Manager and Chief Executive Officer	Prudential Trust Company 30 Scranton Office Park Scranton, PA 18507	Director and Executive Vice President
	Prudential Investment Management, Inc. 2 Gateway Center Newark, NJ 07102	Director and Vice President
Margaret S. Stumpp Manager, Vice President	Prudential Trust Company 30 Scranton Office Park Scranton, PA 18507	Vice President, Sales Officer
	Prudential Investment Management, Inc. 2 Gateway Center Newark, NJ 07102	Vice President
Roy D. Henriksson Manager, Chief Investment Officer and Vice President	Prudential Trust Company 30 Scranton Office Park Scranton, PA 18507	Vice President, Sales Officer

Robeco Investment Management, Inc.

Robeco Investment Management, Inc. ("RIM") is a Sub-Adviser for the Registrant's Small Cap and Small Cap Value Funds. The principal business address of RIM is 909 Third Avenue, New York, New York 10022. RIM is a registered investment adviser under the Advisers Act.

The sole business activity of RIM is to serve as an investment adviser. RIM provides investment advisory services to the Robeco Boston Partners Funds and the Robeco Weiss, Peck, & Greer Funds.

RIM serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Information as to the directors and officers of RIM is as follows:

Name and Position with Investment Adviser	Name of Other Company	Position with Other Company
Mark E. Donovan Senior Managing Director, Co-Chief Executive Officer	Robeco Institutional Asset Management US Inc. 909 Third Avenue 32nd Floor New York, NY 10022	Director
	Robeco Trust Company One Beacon Street 30th Floor Boston, MA 02108	Co-CEO & President
Joseph F. Feeney, Jr. Senior Managing Director, Co-Chief Executive Officer	Robeco US Holding, Inc. 909 Third Avenue 32nd Floor New York, NY 10022	Director
	Robeco Trust Company One Beacon Street 30th Floor Boston, MA 02108	Chief Investment Officer
William George Butterly, III Senior Managing Director, Chief Operating Officer, General Counsel, Chief Compliance Officer & Secretary	Robeco Institutional Asset Management US Inc. 909 Third Avenue 32nd Floor New York, NY 10022	Chief Legal Officer, Chief Compliance Officer & Secretary
	Robeco Securities, L.L.C. 909 Third Avenue 32nd Floor New York, NY 10022	Chief Legal Officer
	Robeco Trust Company One Beacon Street 30th Floor Boston, MA 02108	Chief Operating Officer, Secretary & Director
	Robeco SAM USA, Inc. 909 Third Avenue 32nd Floor New York, NY 10022	Chief Legal Officer, Chief Compliance Officer & Secretary
	Robeco Boston Partners (UK) Limited 16-18 Monument Street London, England EC3R 8AJ United Kingdom	Director

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Matthew J. Davis Senior Managing Director, Treasurer & Chief Financial Officer	Robeco Institutional Asset Management US Inc. 909 Third Avenue 32nd Floor New York, NY 10022	President, Treasurer & Director
	Robeco Securities, L.L.C. 909 Third Avenue 32nd Floor New York, NY 10022	Chief Financial Officer
	Robeco Trust Company One Beacon Street 30th Floor Boston, MA 02108	Chief Financial Officer, Treasurer & Director

Security Capital Research & Management Incorporated

Security Capital Research & Management Incorporated ("Security Capital") is a Sub-Adviser for the Registrant's Small Cap Value and Real Estate Funds. The principal business address of Security Capital is 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603. Security Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Security Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

SSgA Funds Management, Inc.

SSgA Funds Management, Inc. ("SSgA FM") is a Sub-Adviser for the Registrant's S&P 500 Index and Multi-Asset Income Funds. The principal business address of SSgA FM is State Street Financial Center One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
James E. Ross Chairman and Director, SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Senior Managing Director, SSgA
Keith Crawford Treasurer, SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Chief Financial Officer, SSgA
Alyssa Albertelli, Chief Compliance Officer, SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Chief Compliance Officer, SSgA
Phillip Gillespie Chief Legal Officer, SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	General Counsel, SSgA

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Ellen Needham Director and President, SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Senior Managing Director, SSgA
Kristi Mitchem CTA—Chief Marketing Officer, SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Senior Managing Director, SSgA
Maria Dwyer Director of SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Chief Risk Officer, SSgA
Barry Smith Director of SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Senior Managing Director, SSgA

Waddell & Reed Investment Management Co

Waddell & Reed Investment Management Co ("WRIMCO") is a Sub-Adviser for the Registrant's Large Cap and Tax-Managed Large Cap Funds. The principal business address of WRIMCO is 6300 Lamar Avenue, Overland Park, Kansas 66202. WRIMCO is a registered investment adviser under the Advisers Act.

WRIMCO is a corporation which is not engaged in any business other than the provision of investment management services to those registered investment companies described in Part A and Part B of the Registration Statement and to other investment advisory clients.

Unless otherwise noted, the principal business address of each of the companies listed below is 6300 Lamar Avenue, Overland Park, Kansas 66202.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Henry John Herrmann Chairman of the Board, Chairman of the Investment Policy Committee, President, Director, Chief Executive Officer	Waddell & Reed Financial, Inc	Chief Executive Officer, Chairman of the Board, Director
	Ivy Investment Management Company	Chief Executive Officer, Director, Chairman of the Board, President
	Ivy Funds (33 portfolios overseen)	Trustee
	Ivy High Income Opportunities Fund (1 portfolio overseen)	Trustee
	Blue Cross Blue Shield of Kansas City One Pershing Square 2301 Main Street Kansas City, MO 64108	Director

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") is a Sub-Adviser to the Registrant's Tax-Managed Small/Mid Cap and Enhanced Income Funds. The principal business address of Wellington Management is 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Wellington Management Company, LLP has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Wells Capital Management Incorporated

Wells Capital Management Incorporated ("WellsCap") is a Sub-Adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of WellsCap is 525 Market Street, 10th Floor, San Francisco, California 94105. WellsCap is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of WellsCap has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Western Asset Management Company

Western Asset Management Company ("Western Asset") is a Sub-Adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
F. Barry Bilson	Permal Group Limited 12 St. James Square London SW1Y 4LB England	Director
	Legg Mason, Inc. 100 International Drive Baltimore, MD 21202	Senior Vice President
	Royce & Associates, LLC 745 Fifth Avenue New York, NY 10019	Manager
Jeffrey A. Nattans	Barrett Associates, Inc. 90 Park Avenue New York, NY 10016-130	Director
	Legg Mason Fund Asset Management, Inc. 620 Eighth Avenue 48th Floor New York, NY 10018	Director

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	ClearBridge Investments, LLC 620 Eight Avenue New York, NY 10018	Manager
	Clearbridge, LLC 100 International Drive Baltimore, MD 21202	Manager
	Legg Mason, Inc. 100 International Drive Baltimore, MD 21202	Executive Vice President
	Legg Mason Investment Counsel, LLC 100 International Drive Baltimore, MD 21202	Manager
	Legg Mason Investment Counsel & Trust Company, N.A. 100 International Drive Baltimore, MD 21202	Director
	Legg Mason Private Portfolio Group, LLC 300 First Stamford Place Stamford, CT 06902	Manager
	Legg Mason Real Estate Capital, Inc. 10880 Wilshire Boulevard, Suite 1750 Los Angeles, CA 90024	Director
	Legg Mason Real Estate Capital, Inc. II 10880 Wilshire Boulevard, Suite 1750 Los Angeles, CA 90024	Director
	LMOBC, Inc. 600 Vine Street, Suite 2100 Cincinnati, OH 06902	Director
	Pelican Holdings I, LLC. 8889 Pelican Boulevard Suite 500 Naples, FL 34108	Manager
	Pelican Holdings II, Inc. 8889 Pelican Boulevard Suite 500 Naples, FL 34108	Manager

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Permal Group Limited 12 St. James Square London SW1Y 4LB England	Director
	Royce & Associates, LLC 1414 Avenue of the Americas New York, NY 10019	Manager
Charles Anthony Ruys de Perez, General Counsel and Secretary	Western Asset Management Company Limited 10 Exchange Square Primrose Street London EC2A 2EN England	Director
	Western Asset Management Company Ltd Ote Center Building 1-1-3 Otemachi Chiyoda-ku Tokyo 100-0004 Japan	Director
	Western Asset Management Company Pte, Ltd ("WAM Singapore") 1 George Street, #23-01 Singapore 049145	Director
	Western Asset Management Company Pty Ltd ("WAM Australia") Level 13 120 Collins Street GPO Box 507 Melbourne Victoria 3000 Australia	Director
Michael B. Zelouf, Director	Western Asset Management Company Limited 10 Exchange Square Primrose Street London EC2A 2EN England	Director
Thomas Merchant	Legg Mason, Inc. 100 International Drive Baltimore, MD 21202	General Counsel
	Legg Mason Political Action Committee (PAC) 100 International Drive Baltimore, MD 21202	Member

Western Asset Management Company Limited

Western Asset Management Company Limited ("Western Asset Limited") is a Sub-Adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of Western Asset Limited is 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom. Western Asset Limited is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
F. Barry Bilson	Permal Group Limited 12 St. James Square London SW1Y 4LB England	Director
	Legg Mason, Inc. 100 International Drive Baltimore, MD 21202	Senior Vice President
	Royce & Associates, LLC 745 Fifth Avenue New York, NY 10019	Manager
Jeffrey A. Nattans	Barrett Associates, Inc. 90 Park Avenue New York, NY 10016-130	Director
	Legg Mason Fund Asset Management, Inc. 620 Eighth Avenue 48th Floor New York, NY 10018	Director
	ClearBridge Investments, LLC 620 Eight Avenue New York, NY 10018	Manager
	Clearbridge, LLC 100 International Drive Baltimore, MD 21202	Manager
	Legg Mason, Inc. 100 International Drive Baltimore, MD 21202	Executive Vice President
	Legg Mason Investment Counsel, LLC 100 International Drive Baltimore, MD 21202	Manager
	Legg Mason Investment Counsel & Trust Company, N.A. 100 International Drive Baltimore, MD 21202	Director

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Legg Mason Private Portfolio Group, LLC 300 First Stamford Place Stamford, CT 06902	Manager
	Legg Mason Real Estate Capital, Inc. 10880 Wilshire Boulevard Suite 1750 Los Angeles, CA 90024	Director
	Legg Mason Real Estate Capital, Inc. II 10880 Wilshire Boulevard Suite 1750 Los Angeles, CA 90024	Director
	LMOBC, Inc. 600 Vine Street, Suite 2100 Cincinnati, OH 06902	Director
Pelican Holdings I, LLC. 8889 Pelican Boulevard Suite 500 Naples, FL 34108
	Pelican Holdings II, Inc. 8889 Pelican Boulevard Suite 500 Naples, FL 34108	Manager
	Permal Group Limited 12 St. James Square London SW1Y 4LB England	Director
	Royce & Associates, LLC 1414 Avenue of the Americas New York, NY 10019	Manager
Charles Anthony Ruys de Perez, General Counsel and Secretary	Western Asset Management Company Limited 10 Exchange Square Primrose Street London EC2A 2EN England	Director
	Western Asset Management Company Ltd Ote Center Building 1-1-3 Otemachi Chiyoda-ku Tokyo 100-0004 Japan	Director

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Western Asset Management Company Pte, Ltd ("WAM Singapore") 1 George Street, #23-01 Singapore 049145	Director
	Western Asset Management Company Pty Ltd ("WAM Australia") Level 13 120 Collins Street GPO Box 507 Melbourne Victoria 3000 Australia	Director
Michael B. Zelouf, Director	Western Asset Management Company Limited 10 Exchange Square Primrose Street London EC2A 2EN England	Director
Thomas Merchant	Legg Mason, Inc. 100 International Drive Baltimore, MD 21202	General Counsel
	Legg Mason Political Action Committee (PAC) 100 International Drive Baltimore, MD 21202	Member

William Blair & Company L.L.C.

William Blair & Company L.L.C. ("William Blair") is a Sub-Adviser for the Registrant's Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds. The principal business address is 222 West Adams Street, Chicago, Illinois 60606. William Blair is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Edgar D. Jannotta Chairman Emeritus	AON PLC 8 Devonshire Square London EC2M 4PL	Director, Member of Finance Committee, Member of Organization and Compensation Committee
	Grifols, SA 2410 Lillyvale Avenue Los Angeles, CA 90032	Director
Richard P. Kiphart Executive Committee	Lime Energy 1280 Landmeier Road Elk Grove Village, IL 60007	Director, Executive Chairman of Board of Directors

Item 32.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust Fund	December 10, 2010
Huntington Strategy Shares	July 26, 2011
New Covenant Funds	March 23, 2012
Cambria ETF Trust	August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
KraneShares Trust	December 18, 2012
LocalShares Investment Trust	May 6, 2013
SEI Insurance Products Trust	September 10, 2013
KP Funds	September 19, 2013
The Advisors' Inner Circle Fund III	February 12, 2014
J.P. Morgan Exchange-Traded Fund Trust	April 1, 2014
O'Connor EQUUS	June 18, 2014

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, Pennsylvania 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin P. Barr	President & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	—
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
John P. Coary	Vice President & Assistant Secretary	—
John J. Cronin	Vice President	—
Robert M. Silvestri	Vice President	—

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5); (6); (9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's advisers:

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Acadian Asset Management LLC
260 Franklin Street
Boston, Massachusetts 02110

AJO, LP
230 South Broad Street
20th Floor
Philadelphia, Pennsylvania 19102

AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

Analytic Investors, LLC
555 West Fifth Street
50th Floor
Los Angeles, California 90013

AQR Capital Management, LLC
2 Greenwich Plaza
Greenwich, Connecticut 06830

Ares Management LLC
2000 Avenue of the Stars
12th Floor
Los Angeles, California 90067

Artisan Partners Limited Partnership
875 E. Wisconsin Avenue
Suite 800
Milwaukee, Wisconsin 53202

Benefit Street Partners L.L.C.
9 West 57th Street
Suite 4700
New York, New York 10019

Brandywine Global Investment Management, LLC
2929 Arch Street
8th Floor
Philadelphia, PA 19106

Brigade Capital Management, LP
399 Park Avenue
16th Floor
New York, New York 10022

Brown Advisory LLC
901 South Bond Street
Suite 400
Baltimore, Maryland 21231

CenterSquare Investment Management, Inc.
630 W. Germantown Pike
Suite 300
Plymouth Meeting, Pennsylvania 19462

Delaware Investments Fund Advisers,
a series of Delaware Management Business Trust
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

Fiduciary Management Associates, LLC
55 West Monroe Street
Suite 2550
Chicago, Illinois 60603

Guggenheim Partners Investment Management, LLC
100 Wilshire Boulevard
Suite 500
Santa Monica, California 90401

INTECH Investment Management LLC
CityPlace Tower
525 Okeechobee Boulevard
Suite 1800
West Palm Beach, Florida 33401

Integrity Asset Management, LLC
18500 Lake Road
Suite 300
Rocky River, Ohio 44116

Jackson Square Partners, LLC
101 California Street
Suite 3750
San Francisco, California 94111

Janus Capital Management LLC
151 Detroit Street
Denver, Colorado 80206

Jennison Associates LLC
466 Lexington Avenue
New York, New York 10017

J.P. Morgan Investment Management Inc.
270 Park Avenue
New York, New York 10017

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112

Lee Munder Capital Group, LLC
200 Clarendon Street
28th Floor
Boston, Massachusetts 02116

LSV Asset Management
155 N. Wacker Drive
Chicago, Illinois 60606

Martingale Asset Management, LP
222 Berkeley Street
Boston, Massachusetts 02116

Metropolitan West Asset Management LLC
865 S. Figueroa Street
Suite 1800
Los Angeles, California 90017

Montibus Capital Management LLC
805 SW Broadway
Portland, Oregon 97205

PanAgora Asset Management Inc
470 Atlantic Avenue
8th Floor
Boston, Massachusetts 02210

Parametric Portfolio Associates LLC
1918 Eighth Avenue
Suite 3100
Seattle, Washington 98101

QS Investors, LLC
880 Third Avenue
7th Floor
New York, New York 10022

Quantitative Management Associates LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Robeco Investment Management, Inc.
909 Third Avenue
New York, New York 10022

Security Capital Research & Management Incorporated
10 South Dearborn Street
Suite 1400
Chicago, Illinois 60603

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Waddell & Reed Investment Management Co
6300 Lamar Avenue
Overland Park, Kansas 66202

Wellington Management Company, LLP
280 Congress Street
Boston, Massachusetts 02110

Wells Capital Management Incorporated
525 Market Street
10th Floor
San Francisco, California 94105

Western Asset Management Company
385 East Colorado Boulevard
Pasadena, California 91101

Western Asset Management Company Limited
10 Exchange Square, Primrose Street
London, EC2A 2EN, United Kingdom

William Blair & Company L.L.C.
222 West Adams Street
Chicago, Illinois 60606

Item 34.  Management Services:

None.

Item 35.  Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 98 to Registration Statement No. 033-09504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 26th day of November, 2014.

SEI INSTITUTIONAL MANAGED TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher
  Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	* William M. Doran	Trustee	November 26, 2014
	* George J. Sullivan, Jr.	Trustee	November 26, 2014
	* Nina Lesavoy	Trustee	November 26, 2014
	* James M. Williams	Trustee	November 26, 2014
	* Mitchell A. Johnson	Trustee	November 26, 2014
	* Hubert L. Harris, Jr.	Trustee	November 26, 2014
	/s/ ROBERT A. NESHER Robert A. Nesher	Trustee, President & Chief Executive Officer	November 26, 2014
	/s/ PETER A. RODRIGUEZ Peter A. Rodriguez	Controller & Chief Financial Officer	November 26, 2014
*By:	/s/ ROBERT A. NESHER
Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(h)(2)

Amended Schedule D, as last revised October 1, 2014, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services